UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 10 of its series.

Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Cash Management Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, and Wells Fargo Advantage Treasury Plus Money Market Fund each series has a January 31 fiscal year end.

Date of reporting period: July 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

100% Treasury Money Market Fund

Semi-Annual Report

July 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage 100% Treasury Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage 100% Treasury Money Market Fund for the six-month period that ended July 31, 2014. The past six months were marked by an accommodative monetary policy that kept short-term yields low and significant changes to the regulation of money market funds adopted by the Securities and Exchange Commission (SEC) that will be implemented over a two-year time frame. Despite the challenges of low yields and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past six months, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Although the quantitative easing program is being scaled back and will likely soon cease, monetary policy still remains extremely accommodative. Further, Fed officials have said that “even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Federal Open Market Committee views as normal in the longer run.”

Less supply of short-term investment securities also held down yields. Banks have been curtailing their issuance of shorter maturities as they move into compliance with the Basel liquidity coverage ratio, while others are trimming the size of their repurchase agreement (repo) books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve significant changes to regulations governing money market funds. The most significant of these changes are scheduled to take place over a two-year period with final implementation required by late 2016.

There are several structural changes to money market funds included in the new rules. Institutional prime and institutional municipal money market funds will be required to transact at a market-based, or variable, net asset value (NAV), as opposed to a stable NAV of $1.00 per share. Meanwhile, government and retail money market funds will be exempt from the floating NAV requirement. The SEC has also provided funds with two new measures intended to protect investors and the broader financial system in the rare event that a money market fund’s liquidity becomes materially impaired. Namely, a distressed fund may impose a fee on all redemptions of up to 2% (referred to as a “liquidity fee”) or prevent shareholder redemptions for a limited period of time (referred to as a “redemption gate”). The rule also includes additional requirements, including increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter portfolio diversification requirements, and enhanced stress-testing measures. As we gain further clarity on the impacts of these additional money market fund regulations, we will continue to provide updates and information.

Despite the structural and operational changes ahead, we do not anticipate broad changes to the way we manage our funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Letter to shareholders (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage 100% Treasury Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of July 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTXX)	11-8-1999	0.00	0.01	1.21	0.77	0.65
Administrator Class (WTRXX)	6-30-2010	0.00	0.01	1.28	0.50	0.30
Service Class (NWTXX)	12-3-1990	0.00	0.01	1.28	0.67	0.50
Sweep Class	6-30-2010	0.00	0.01	1.28	1.12	1.00

Yield summary3 (%) as of July 31, 2014

	Class A	Administrator Class	Service Class	Sweep Class
7-day current yield	0.00	0.00	0.00	0.00
7-day compound yield	0.00	0.00	0.00	0.00
30-day simple yield	0.00	0.00	0.00	0.00
30-day compound yield	0.00	0.00	0.00	0.00

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	5

Portfolio composition as of July 31, 2014[4]

Effective maturity distribution as of July 31, 2014[4]

Weighted average maturity[5] as of July 31, 2014
55 days

Weighted average life[6] as of July 31, 2014
71 days

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.74)%, (0.47)%, (0.64)%, and (1.09)% for Class A, Administrator Class, Service Class, and Sweep Class, respectively.

4.	Amounts are subject to change and are calculated based on the total investments of the Fund.

5.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

6.	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average final maturity of 120 calendar days or less.

6	Wells Fargo Advantage 100% Treasury Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2014	Ending account value 7-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%
Administrator Class
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%
Service Class
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%
Sweep Class
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt: 94.90%
U.S. Treasury Bill (z)	0.02%	9-25-2014	$338,310,000	$338,298,371
U.S. Treasury Bill (z)	0.03	8-7-2014	282,495,000	282,493,705
U.S. Treasury Bill (z)	0.03	8-14-2014	500,000,000	499,994,944
U.S. Treasury Bill (z)	0.03	10-23-2014	600,000,000	599,961,267
U.S. Treasury Bill (z)	0.03	8-21-2014	546,490,000	546,481,008
U.S. Treasury Bill (z)	0.03	10-9-2014	559,670,000	559,637,819
U.S. Treasury Bill (z)	0.03	10-16-2014	557,840,000	557,804,670
U.S. Treasury Bill (z)	0.03	8-28-2014	900,000,000	899,977,407
U.S. Treasury Bill (z)	0.03	10-30-2014	750,000,000	749,936,250
U.S. Treasury Bill (z)	0.04	9-4-2014	700,000,000	699,976,200
U.S. Treasury Bill (z)	0.04	10-2-2014	750,000,000	749,953,500
U.S. Treasury Bill (z)	0.04	9-18-2014	800,000,000	799,961,333
U.S. Treasury Bill (z)	0.04	9-11-2014	650,000,000	649,972,239
U.S. Treasury Note ±	0.07	1-31-2016	130,000,000	129,955,847
U.S. Treasury Note ±	0.09	4-30-2016	130,000,000	130,000,798
U.S. Treasury Note	0.25	9-15-2014	58,000,000	58,010,684
U.S. Treasury Note	0.25	11-30-2014	60,000,000	60,037,389
U.S. Treasury Note	0.38	11-15-2014	120,000,000	120,104,661
U.S. Treasury Note	0.50	8-15-2014	10,900,000	10,901,844
U.S. Treasury Note	0.50	10-15-2014	200,000,000	200,179,549
U.S. Treasury Note	2.25	1-31-2015	10,000,000	10,104,992
U.S. Treasury Note	2.38	8-31-2014	290,000,000	290,548,620
U.S. Treasury Note	2.38	10-31-2014	200,000,000	201,143,905
U.S. Treasury Note	2.63	12-31-2014	10,000,000	10,103,570
U.S. Treasury Note	4.00	2-15-2015	51,000,000	52,070,587
U.S. Treasury Note	4.25	8-15-2014	220,000,000	220,357,076
U.S. Treasury Note	4.25	11-15-2014	70,000,000	70,840,164
U.S. Treasury Note	11.25	2-15-2015	187,000,000	198,263,174

Total Treasury Debt (Cost $9,697,071,573)				9,697,071,573

Total investments in securities
(Cost $9,697,071,573) *	94.90%	9,697,071,573
Other assets and liabilities, net	5.10	520,803,338

Total net assets	100.00%	$10,217,874,911

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage 100% Treasury Money Market Fund	Statement of assets and liabilities—July 31, 2014 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$9,697,071,573
Cash	7,844
Receivable for investments sold	499,990,903
Receivable for Fund shares sold	1,010,289
Receivable for interest	20,192,708
Receivable from adviser	3,208,437
Prepaid expenses and other assets	27,449

Total assets	10,221,509,203

Liabilities
Payable for Fund shares redeemed	31,701
Distribution fees payable	118,817
Administration fees payable	1,518,366
Shareholder servicing fees payable	1,867,013
Accrued expenses and other liabilities	98,395

Total liabilities	3,634,292

Total net assets	$10,217,874,911

NET ASSETS CONSIST OF
Paid-in capital	$10,217,763,673
Undistributed net investment income	10,393
Accumulated net realized gains on investments	100,845

Total net assets	$10,217,874,911

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$886,932,505
Shares outstanding – Class A1	886,914,043
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$2,114,572,565
Shares outstanding – Administrator Class[1]	2,114,435,777
Net asset value per share – Administrator Class	$1.00
Net assets – Service Class	$6,788,402,611
Shares outstanding – Service Class[1]	6,787,960,621
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$427,967,230
Shares outstanding – Sweep Class[1]	427,941,937
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2014 (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	9

Investment income
Interest	$2,947,111

Expenses
Advisory fee	14,214,592
Administration fees
Fund level	2,353,069
Class A	982,225
Administrator Class	1,068,020
Service Class	4,408,848
Sweep Class	446,741
Shareholder servicing fees
Class A	1,114,377
Administrator Class	993,736
Service Class	9,029,443
Sweep Class	507,660
Distribution fees
Sweep Class	710,724
Custody and accounting fees	261,394
Professional fees	22,355
Registration fees	40,436
Shareholder report expenses	32,381
Trustees’ fees and expenses	3,392
Other fees and expenses	120,197

Total expenses	36,309,590
Less: Fee waivers and/or expense reimbursements	(33,378,780)

Net expenses	2,930,810

Net investment income	16,301

Net realized gains on investments	59,708

Net increase in net assets resulting from operations	$76,009

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage 100% Treasury Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2014 (unaudited)		Year ended January 31, 2014

Operations
Net investment income		$16,301		$32,517
Net realized gains on investments		59,708		94,213

Net increase in net assets resulting from operations		76,009		126,730

Distributions to shareholders from
Net investment income
Class A		(81)		(203)
Administrator Class		(178)		(695)
Service Class		(687)		(2,298)
Sweep Class		(39)		(127)
Net realized gains
Class A		0		(9,753)
Administrator Class		0		(32,213)
Service Class		0		(76,659)
Sweep Class		0		(4,351)

Total distributions to shareholders		(985)		(126,299)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,287,055,888	1,287,055,888	2,658,281,217	2,658,281,217
Administrator Class	3,958,880,214	3,958,880,214	9,437,306,081	9,437,306,081
Service Class	14,135,075,846	14,135,075,846	30,117,783,990	30,117,783,990
Sweep Class	1,837,915,668	1,837,915,668	3,652,815,921	3,652,815,921

		21,218,927,616		45,866,187,209

Reinvestment of distributions
Class A	81	81	9,956	9,956
Administrator Class	178	178	11,856	11,856
Service Class	687	687	33,231	33,231
Sweep Class	39	39	4,478	4,478

		985		59,521

Payment for shares redeemed
Class A	(1,333,085,919)	(1,333,085,919)	(2,016,076,170)	(2,016,076,170)
Administrator Class	(4,598,461,217)	(4,598,461,217)	(9,315,247,924)	(9,315,247,924)
Service Class	(14,838,377,522)	(14,838,377,522)	(30,428,639,509)	(30,428,639,509)
Sweep Class	(1,800,511,746)	(1,800,511,746)	(3,709,494,193)	(3,709,494,193)

		(22,570,436,404)		(45,469,457,796)

Net increase (decrease) in net assets resulting from capital share transactions		(1,351,507,803)		396,788,934

Total increase (decrease) in net assets		(1,351,432,779)		396,789,365

Net assets
Beginning of period		11,569,307,690		11,172,518,325

End of period		$10,217,874,911		$11,569,307,690

Undistributed (overdistributed) net investment income		$10,393		$(4,923)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	11

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
CLASS A		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.00%	0.02%	0.01%	0.03%	0.74%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.77%	0.69%	0.75%	0.80%	0.83%
Net expenses	0.05%	0.06%	0.09%	0.05%	0.14%	0.18%	0.58%
Net investment income	0.00%	0.00%	0.00%	0.01%	0.01%	0.01%	0.68%
Supplemental data
Net assets, end of period (000s omitted)	$886,933	$932,956	$290,743	$230,582	$225,499	$272,399	$306,451

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.52%	0.51%	0.52%
Net expenses	0.05%	0.06%	0.09%	0.04%	0.14%
Net investment income	0.00%	0.00%	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,114,573	$2,754,138	$2,632,074	$1,636,769	$662,873

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	13

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
SERVICE CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.00%	0.02%	0.01%	0.03%	0.86%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.68%	0.69%	0.68%	0.70%	0.73%	0.73%
Net expenses	0.05%	0.07%	0.09%	0.05%	0.14%	0.17%	0.46%
Net investment income	0.00%	0.00%	0.00%	0.01%	0.01%	0.01%	0.74%
Supplemental data
Net assets, end of period (000s omitted)	$6,788,403	$7,491,653	$7,802,468	$8,502,741	$8,435,170	$8,161,612	$7,641,351

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
SWEEP CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.14%	1.14%	1.14%
Net expenses	0.05%	0.06%	0.09%	0.04%	0.14%
Net investment income	0.00%	0.00%	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$427,967	$390,560	$447,234	$309,270	$112,648

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	15

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

16	Wells Fargo Advantage 100% Treasury Money Market Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2014, the advisory fee was equivalent to an annual rate of 0.26% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	17

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.50% for Service Class shares, and 1.00% for Sweep Class shares. For the six months ended July 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

18	Wells Fargo Advantage 100% Treasury Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	19

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

20	Wells Fargo Advantage 100% Treasury Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	21

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper

22	Wells Fargo Advantage 100% Treasury Money Market Fund	Other information (unaudited)

to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Service Class) was in range of the average performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all share classes. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the average rate for the Fund’s expense Group for all share classes except for the Service Class. However, the Board viewed favorably the fact that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on

Other information (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	23

factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

24	Wells Fargo Advantage 100% Treasury Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

227172 09-14 SA300/SAR300 07-14

Wells Fargo Advantage

California Municipal Money Market Fund

Semi-Annual Report

July 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage California Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage California Municipal Money Market Fund for the six-month period that ended July 31, 2014. The past six months were marked by an accommodative monetary policy that kept short-term yields low and significant changes to the regulation of money market funds adopted by the Securities and Exchange Commission (SEC) that will be implemented over a two- year time frame. Despite the challenges of low yields and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past six months, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Although the quantitative easing program is being scaled back and will likely soon cease, monetary policy still remains extremely accommodative. Further, Fed officials have said that “even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Federal Open Market Committee views as normal in the longer run.”

Less supply of short-term investment securities also held down yields. Banks have been curtailing their issuance of shorter maturities as they move into compliance with the Basel liquidity coverage ratio, while others are trimming the size of their repurchase agreement (repo) books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve significant changes to regulations governing money market funds. The most significant of these changes are scheduled to take place over a two-year period with final implementation required by late 2016.

There are several structural changes to money market funds included in the new rules. Institutional prime and institutional municipal money market funds will be required to transact at a market-based, or variable, net asset value (NAV), as opposed to a stable NAV of $1.00 per share. Meanwhile, government and retail money market funds will be exempt from the floating NAV requirement. The SEC has also provided funds with two new measures intended to protect investors and the broader financial system in the rare event that a money market fund’s liquidity becomes materially impaired. Namely, a distressed fund may impose a fee on all redemptions of up to 2% (referred to as a “liquidity fee”) or prevent shareholder redemptions for a limited period of time (referred to as a “redemption gate”). The rule also includes additional requirements, including increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter portfolio diversification requirements, and enhanced stress-testing measures. As we gain further clarity on the impacts of these additional money market fund regulations, we will continue to provide updates and information.

Despite the structural and operational changes ahead, we do not anticipate broad changes to the way we manage our funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Letter to shareholders (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	3

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage California Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

James Randazzo

Average annual total returns1 (%) as of July 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (SGCXX)	1-1-1992	0.01	0.01	0.94	0.63	0.63
Administrator Class (WCMXX)	6-30-2010	0.01	0.03	1.08	0.36	0.30
Institutional Class (WCTXX)	3-31-2008	0.01	0.05	1.09	0.24	0.20
Service Class (WFCXX)	11-8-1999	0.01	0.01	1.04	0.53	0.45
Sweep Class	6-30-2010	0.01	0.01	1.04	0.98	0.98

Yield summary3 (%) as of July 31, 2014

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	5

Revenue source distribution as of July 31, 2014[4]

Effective maturity distribution as of July 31, 2014[4]

Weighted average maturity[5] as of July 31, 2014
23 days

Weighted average life[6] as of July 31, 2014
23 days

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to reflect higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.55)%, (0.27)%, (0.16)%, (0.45)%, and (0.90)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

4.	Amounts are subject to change and are calculated based on the total investments of the Fund.

5.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

6.	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average final maturity of 120 calendar days or less.

6	Wells Fargo Advantage California Municipal Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2014	Ending account value 7-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Service Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.80%

California: 96.94%

Other Municipal Debt: 16.12%
California Community College Financing Authority Series C (Education Revenue)	0.15%	12-31-2014	$5,400,000	$5,441,403
California School Cash Reserve Program Authority Series J (Miscellaneous Revenue)	0.10	10-1-2014	10,200,000	10,232,162
California School Cash Reserve Program Authority Series K (Miscellaneous Revenue)	0.10	10-1-2014	15,800,000	15,849,820
California School Cash Reserve Program Authority Series L (Miscellaneous Revenue)	0.13	10-1-2014	5,775,000	5,792,875
California School Cash Reserve Program Authority Series M (Miscellaneous Revenue)	0.15	12-31-2014	6,085,000	6,131,554
California School Cash Reserve Program Authority Series N (Miscellaneous Revenue)	0.15	12-31-2014	2,795,000	2,816,431
City of Los Angeles CA Series B (GO)	0.11	9-1-2014	5,000,000	5,016,369
Los Angeles County CA School Pooled Financing Program Series 2013-14 (Miscellaneous Revenue)	0.14	12-31-2014	2,700,000	2,720,799
Los Angeles County CA TRAN Series 2014 (GO)	0.11	6-25-2015	5,000,000	5,062,320
Los Angeles County CA TRAN Series 2014-15 (Miscellaneous Revenue)	0.12	6-30-2015	15,000,000	15,188,548
Los Angeles County CA Capital Asset Leasing Corporation Series B (Housing Revenue)	0.07	9-3-2014	18,000,000	18,000,000
Los Angeles County CA Capital Asset Leasing Corporation Series B (Housing Revenue)	0.07	9-9-2014	15,000,000	15,000,000
Los Angeles County CA Schools Series B2 (Miscellaneous Revenue)	0.19	1-30-2015	5,000,000	5,044,764
Los Angeles County CA Schools Series B3 (Miscellaneous Revenue)	0.13	12-31-2014	8,400,000	8,465,030
Los Angeles CA Municipal Improvement Corporation Series A4 (Housing Revenue)	0.07	8-27-2014	22,978,000	22,978,000
Panama-Buena Vista CA Union School District (Tax Revenue)	0.14	9-1-2014	5,000,000	5,005,700
Riverside County CA TRAN Series 2014 (Tax Revenue)	0.11	6-30-2015	15,000,000	15,189,234
San Diego County CA Water Authority Series 7 (Water & Sewer Revenue)	0.09	8-7-2014	10,000,000	10,000,000
San Diego County CA Water Authority Series 7 (Water & Sewer Revenue)	0.10	11-13-2014	6,250,000	6,250,000
San Francisco CA Airport Commission Series A1 (Transportation Revenue)	0.08	8-4-2014	13,000,000	13,000,000
San Francisco CA Airport Commission Series A3 (Transportation Revenue)	0.08	10-1-2014	5,400,000	5,400,000
San Francisco CA Airport Commission Series A3 (Transportation Revenue)	0.09	10-2-2014	9,400,000	9,400,000
Val Verde CA Unified School District Series A (Miscellaneous Revenue)	0.13	9-1-2014	3,140,000	3,143,602

				211,128,611

Variable Rate Demand Notes ø: 80.82%
ABAG Finance Authority for Nonprofit Corporation California Charleston Project (Housing Revenue, Bank of America NA LOC)	0.06	6-1-2037	27,375,000	27,375,000
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.06	9-1-2033	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	7-15-2035	8,100,000	8,100,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.06	4-1-2035	2,185,000	2,185,000
Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.06	5-15-2035	1,535,000	1,535,000
Bakersfield CA PFOTER PT-4669 Series A (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.17	9-15-2032	7,975,000	7,975,000
Bay Area Toll Authority California Toll Bridge Series C2 (Transportation Revenue, Union Bank NA LOC)	0.05	4-1-2047	17,910,000	17,910,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.09	10-1-2020	25,330,000	25,330,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07%	7-1-2027	$6,270,000	$6,270,000
California CDA Arbor Ridge Apartments Series B (Tobacco Revenue, FHLMC LIQ)	0.07	11-1-2036	9,500,000	9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.07	9-1-2040	3,555,000	3,555,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.06	11-1-2040	1,500,000	1,500,000
California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.12	11-1-2031	6,775,000	6,775,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.06	8-1-2045	7,000,000	7,000,000
California CDA MFHR Glen Haven Apartments Series AA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	4-15-2035	4,000,000	4,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LOC)	0.06	11-1-2040	6,620,000	6,620,000
California CDA MFHR Seasons at Lakewood Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2037	3,200,000	3,200,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	8-1-2031	14,340,000	14,340,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured, Credit Suisse LIQ) 144A	0.06	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series B (Health Revenue, Credit Suisse LIQ) 144A	0.06	11-15-2048	24,446,525	24,446,525
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.07	8-15-2032	2,625,000	2,625,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.08	6-1-2036	1,040,000	1,040,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2035	3,605,000	3,605,000
California Educational Facilities Authority Stanford University Series L (Education Revenue)	0.04	10-1-2022	2,000,000	2,000,000
California Enterprise Development Authority Pocino Foods Company Project Series A (Industrial Development Revenue, City National Bank LOC)	0.06	11-1-2033	7,665,000	7,665,000
California Finance Authority Kehillah Jewish High School (Education Revenue, California Bank & Trust LOC)	0.06	8-1-2039	13,120,000	13,120,000
California HFFA Scripps Health Series C (Health Revenue)	0.04	10-1-2042	6,000,000	6,000,000
California HFFA St. Joseph’s Health System Series A (Health Revenue, Union Bank NA LOC)	0.06	7-1-2041	9,800,000	9,800,000
California Infrastructure & Economic Development Bank Le Lycee Francais de Los Angeles Project Series 2006 (Education Revenue, U.S. Bank NA LOC)	0.07	9-1-2036	6,300,000	6,300,000
California Infrastructure & Economic Development Bank Loyola High School Project (Miscellaneous Revenue)	0.06	12-1-2035	1,310,000	1,310,000
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.08	7-1-2030	9,900,000	9,900,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.05%	12-1-2040	$14,940,000	$14,940,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07	1-1-2037	2,075,000	2,075,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue, Union Bank NA LOC)	0.04	6-1-2025	6,090,000	6,090,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.09	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.06	8-1-2037	15,305,000	15,305,000
California Municipal Finance Authority San Francisco Planning Project Series A (Industrial Development Revenue, Pacific Capital Bank NA LOC)	0.04	12-1-2042	4,500,000	4,500,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.10	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.10	11-1-2027	6,000,000	6,000,000
California PCFA Wadham Energy Series C (Resource Recovery Revenue, BNP Paribas LOC)	0.17	11-1-2017	7,300,000	7,300,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.13	8-1-2018	10,100,000	10,100,000
California PFOTER PT-4672 (Education Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.13	11-1-2032	8,000,000	8,000,000
California Public Improvements Series A Sub Series A-1-2 Refunding Notes (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.05	5-1-2040	12,750,000	12,750,000
California Statewide CDA Crossings UHC Madera (Housing Revenue, Citibank NA LOC)	0.14	1-1-2038	2,870,000	2,870,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.06	6-1-2028	8,700,000	8,700,000
California University Revenue Systemwide PUTTER Series 2646Z (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.14	5-1-2015	6,210,000	6,210,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.18	11-1-2033	3,000,000	3,000,000
California University Revenue Systemwide Series C (Education Revenue, National Insured, JPMorgan Chase & Company LIQ) 144A	0.14	11-1-2014	10,000,000	10,000,000
California University System Series 2005A Citigroup Eagle Trust Series 2014-0001A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.07	11-1-2035	8,225,000	8,225,000
Clipper Tax Exempt Certificate Trust Series 4A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.07	11-1-2043	4,130,000	4,130,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	2-1-2023	11,000,000	11,000,000
Deutsche Bank Spears/Lifers Trust Series DBE-1188 (GO, Deutsche Bank LIQ) 144A	0.11	8-1-2047	10,230,000	10,230,000
Deutsche Bank Spears/Lifers Trust Series DBE-1273 (Water & Sewer Revenue, Syncora Guarantee Incorporated Insured, Deutsche Bank LIQ) 144A	0.11	4-1-2038	15,590,000	15,590,000
Deutsche Bank Spears/Lifers Trust Series DBE-1286 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.11	8-1-2036	17,375,000	17,375,000
Deutsche Bank Spears/Lifers Trust Series DBE-1288 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.10	8-1-2042	6,875,000	6,875,000
Deutsche Bank Spears/Lifers Trust Series DBE-1299 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.11	8-1-2049	4,720,000	4,720,000
Deutsche Bank Spears/Lifers Trust Series DBE-1301 (GO, Build America Mutual Assurance Company Insured, Deutsche Bank LIQ) 144A	0.11	8-1-2048	4,825,000	4,825,000
Deutsche Bank Spears/Lifers Trust Series DBE-1330 (GO, Deutsche Bank LIQ) 144A	0.16	8-1-2050	3,430,000	3,430,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Deutsche Bank Spears/Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured, Deutsche Bank LIQ) 144A	0.15%	12-1-2030	$2,265,000	$2,265,000
Deutsche Bank Spears/Lifers Trust Series DBE-296 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.14	8-1-2031	4,330,000	4,330,000
Deutsche Bank Spears/Lifers Trust Series DBE-362 (GO, Ambac Insured, Deutsche Bank LIQ) 144A	0.15	6-1-2022	4,030,000	4,030,000
Eastern Municipal Water District of Southern California Water & Sewer Certificate of Participation Series D (Water & Sewer Revenue, U.S. Bank NA SPA)	0.06	7-1-2023	1,375,000	1,375,000
Eclipse Funding Trust Series 2006-0065 Solar Eclipse Pepperdine University (Education Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.06	6-1-2015	2,160,000	2,160,000
Eclipse Funding Trust Series 2007-0079 Solar Eclipse Vacaville United School District (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.06	8-1-2032	10,105,000	10,105,000
Golden State Tobacco Securitization Corporation California Class A (Tobacco Revenue, BHAC/FGIC Insured, Citibank NA LIQ) 144A	0.11	6-1-2038	9,900,000	9,900,000
Golden State Tobacco Securitization Corporation California Series 2040 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.18	6-1-2045	12,900,000	12,900,000
Golden State Tobacco Securitization Corporation California Series 2215 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.26	6-1-2045	25,500,000	25,500,000
Golden State Tobacco Securitization Corporation California Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.07	12-1-2045	10,610,000	10,610,000
Golden State Tobacco Securitization Corporation California Series 3123 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.18	6-1-2045	21,290,000	21,290,000
Hartnell CA Community College District PUTTER Series 2966 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.12	12-1-2015	4,800,000	4,800,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.06	3-1-2028	6,620,000	6,620,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #97-17 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.04	9-2-2023	10,000,000	10,000,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #03-19 Series B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.04	9-2-2029	23,357,000	23,357,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #04-20 Series A (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC)	0.05	9-2-2050	10,500,000	10,500,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #05-21 Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.04	9-2-2050	300,000	300,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #85-7 Series A (Miscellaneous Revenue, Bank of Tokyo-Mitsubishi LOC)	0.04	9-2-2032	30,000	30,000
JPMorgan Chase PUTTER/DRIVER Trust Semitropic Improvement Series 3584 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.14	6-1-2017	9,590,000	9,590,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3459 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.11	11-15-2025	8,000,000	8,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3927Z (GO, JPMorgan Chase & Company LIQ) 144A	0.09	2-1-2019	5,340,000	5,340,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.09	8-1-2015	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4414 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.07	5-15-2021	5,000,000	5,000,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	2-15-2031	5,720,000	5,720,000
Los Angeles CA Certificate of Participation Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.06	8-1-2038	7,150,000	7,150,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.06%	8-1-2033	$4,100,000	$4,100,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	12-15-2034	6,290,000	6,290,000
Los Angeles CA DW&P Sub Series A-3 (Utilities Revenue, Citibank NA SPA)	0.05	7-1-2035	6,775,000	6,775,000
Los Angeles CA IDA Megatoys Project (Industrial Development Revenue, East West Bank LOC)	0.08	7-1-2031	3,000,000	3,000,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.08	7-1-2027	3,540,000	3,540,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank NA LOC)	0.07	8-15-2030	4,300,000	4,300,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.06	10-1-2042	10,235,000	10,235,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC, Ambac Insured)	0.06	1-1-2031	27,305,000	27,305,000
Metropolitan Water District of Southern California (Water & Sewer Revenue)	0.08	7-1-2030	10,000,000	10,000,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	9-15-2024	1,300,000	1,300,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.07	7-1-2033	14,570,000	14,570,000
Oceanside CA MFHR Ace-Shadow Way Apartments Project (Housing Revenue, FHLMC LOC)	0.05	3-1-2049	2,350,000	2,350,000
Pasadena CA Certificate of Participation Series 2008A (Miscellaneous Revenue, Bank of America NA LOC)	0.07	2-1-2035	8,250,000	8,250,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.09	4-1-2026	500,000	500,000
Sacramento CA Municipal Utility District Series J (Utilities Revenue, Bank of America NA LOC)	0.06	8-15-2028	17,300,000	17,300,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2034	5,000,000	5,000,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LIQ)	0.07	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	2-15-2033	4,000,000	4,000,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC LIQ)	0.06	8-1-2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.08	12-1-2022	18,400,000	18,400,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	9-15-2036	5,205,000	5,205,000
Sacramento County CA Sanitation District Royal Bank of Canada Municipal Products Incorporated Series E-44 (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	0.06	10-1-2015	12,500,000	12,500,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.10	5-16-2015	6,620,000	6,620,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	5-15-2029	6,115,000	6,115,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11%	2-15-2027	$1,500,000	$1,500,000
San Bernardino County CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	5-1-2026	7,000,000	7,000,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.06	8-1-2019	11,000,000	11,000,000
San Diego County CA Regional Transportation Community Limited Tax Series 2008-A (Tax Revenue, JPMorgan Chase & Company SPA)	0.05	4-1-2038	17,400,000	17,400,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.07	11-1-2036	18,660,000	18,660,000
San Francisco CA City & County Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.07	11-1-2039	8,690,000	8,690,000
San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)	0.07	8-1-2036	9,450,000	9,450,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.06	12-1-2017	32,500,000	32,500,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.09	12-1-2033	1,325,000	1,325,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.09	12-1-2033	11,240,000	11,240,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.08	11-1-2033	7,025,000	7,025,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.07	2-1-2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)	0.07	6-1-2036	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	9-15-2032	1,120,000	1,120,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.07	9-1-2038	11,500,000	11,500,000
San Marcos CA Unified School District Series 3269 (GO, Morgan Stanley Bank LIQ) 144A	0.11	8-1-2031	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A¤	0.00	9-1-2036	2,110,000	2,110,000
Santa Clara County CA Valley Transportation Authority Series C (Tax Revenue, State Street Bank & Trust Company SPA)	0.06	6-1-2026	5,140,000	5,140,000
Santa Clara County CA Valley Transportation Authority Series D (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.07	4-1-2036	4,000,000	4,000,000
State of California Series A4 (GO, Citibank NA LOC)	0.03	5-1-2034	5,700,000	5,700,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.06	7-1-2033	2,245,000	2,245,000

				1,058,608,525

Other: 0.86%

Variable Rate Demand Notes ø: 0.86%
FHLMC Multi-Family Certificates (Housing Revenue)	0.12	11-15-2034	9,763,715	9,763,715
FHLMC Multi-Family Certificates (Housing Revenue)	0.12	8-15-2045	1,535,824	1,535,824

				11,299,539

Total Municipal Obligations (Cost $1,281,036,675)				1,281,036,675

Other: 1.51%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) ±§144A	0.15	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ ) ±§144A	0.13	8-1-2040	9,000,000	9,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Other (continued)
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) ±§144A	0.13%	8-1-2040	$7,800,000	$7,800,000

Total Other (Cost $19,800,000)				19,800,000

Total investments in securities
(Cost $1,300,836,675) *	99.31%	1,300,836,675
Other assets and liabilities, net	0.69	9,057,981

Total net assets	100.00%	$1,309,894,656

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	Security issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage California Municipal Money Market Fund	Statement of assets and liabilities—July 31, 2014 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$1,300,836,675
Cash	4,086,979
Receivable for investments sold	8,443,011
Receivable for Fund shares sold	114
Receivable for interest	775,880
Receivable from adviser	325,100
Prepaid expenses and other assets	4,515

Total assets	1,314,472,274

Liabilities
Dividends payable	7,004
Payable for investments purchased	4,101,180
Payable for Fund shares redeemed	8
Distribution fees payable	16,107
Administration fees payable	225,719
Accrued expenses and other liabilities	227,600

Total liabilities	4,577,618

Total net assets	$1,309,894,656

NET ASSETS CONSIST OF
Paid-in capital	$1,309,804,022
Overdistributed net investment income	(152)
Accumulated net realized gains on investments	90,786

Total net assets	$1,309,894,656

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$556,289,856
Shares outstanding – Class A1	556,247,313
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$100,075
Shares outstanding – Administrator Class[1]	100,067
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$635,399,951
Shares outstanding – Institutional Class[1]	635,349,959
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$64,150,043
Shares outstanding – Service Class[1]	64,145,052
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$53,954,731
Shares outstanding – Sweep Class[1]	53,950,162
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2014 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	15

Investment income
Interest	$597,887

Expenses
Advisory fee	662,457
Administration fees
Fund level	331,228
Class A	647,466
Administrator Class	48
Institutional Class	245,647
Service Class	39,612
Sweep Class	61,680
Shareholder servicing fees
Class A	734,997
Administrator Class	48
Service Class	80,858
Sweep Class	70,091
Distribution fees
Sweep Class	98,128
Custody and accounting fees	33,339
Professional fees	17,907
Registration fees	12,362
Shareholder report expenses	7,160
Trustees’ fees and expenses	5,162
Other fees and expenses	11,318

Total expenses	3,059,508
Less: Fee waivers and/or expense reimbursements	(2,527,865)

Net expenses	531,643

Net investment income	66,244

Net realized gains on investments	84,617

Net increase in net assets resulting from operations	$150,861

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage California Municipal Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2014 (unaudited)		Year ended January 31, 2014

Operations
Net investment income		$66,244		$155,832
Net realized gains on investments		84,617		51,191

Net increase in net assets resulting from operations		150,861		207,023

Distributions to shareholders from
Net investment income
Class A		(29,429)		(64,214)
Administrator Class		(5)		(11)
Institutional Class		(30,705)		(78,175)
Service Class		(3,301)		(6,736)
Sweep Class		(2,804)		(6,696)
Net realized gains
Class A		0		(20,469)
Administrator Class		0		(3)
Institutional Class		0		(22,377)
Service Class		0		(2,035)
Sweep Class		0		(1,908)

Total distributions to shareholders		(66,244)		(202,624)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	579,101,228	579,101,228	1,509,755,813	1,509,755,813
Institutional Class	855,385,423	855,385,423	1,889,091,688	1,889,091,688
Service Class	39,673,738	39,673,738	78,815,661	78,815,661
Sweep Class	2,845,217	2,845,217	1,047,205	1,047,205

		1,477,005,606		3,478,710,367

Reinvestment of distributions
Class A	27,793	27,793	79,009	79,009
Administrator Class	5	5	14	14
Institutional Class	3,801	3,801	11,189	11,189
Service Class	2,000	2,000	5,379	5,379
Sweep Class	2,804	2,804	8,571	8,571

		36,403		104,162

Payment for shares redeemed
Class A	(672,019,817)	(672,019,817)	(1,484,589,690)	(1,484,589,690)
Institutional Class	(833,130,552)	(833,130,552)	(2,056,073,623)	(2,056,073,623)
Service Class	(45,464,760)	(45,464,760)	(76,610,383)	(76,610,383)
Sweep Class	(8,470,739)	(8,470,739)	(17,509,909)	(17,509,909)

		(1,559,085,868)		(3,634,783,605)

Net decrease in net assets resulting from capital share transactions		(82,043,859)		(155,969,076)

Total decrease in net assets		(81,959,242)		(155,964,677)

Net assets
Beginning of period		1,391,853,898		1,547,818,575

End of period		$1,309,894,656		$1,391,853,898

Overdistributed net investment income		$(152)		$(152)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
CLASS A		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.02%	0.02%	0.01%	0.02%	1.22%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.64%	0.63%	0.69%	0.87%	0.85%
Net expenses	0.08%	0.10%	0.17%	0.16%	0.32%	0.44%	0.66%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	1.19%
Supplemental data
Net assets, end of period (000s omitted)	$556,290	$649,144	$623,898	$1,128,321	$1,486,876	$1,948,313	$3,291,922

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.36%	0.37%
Net expenses	0.08%	0.10%	0.17%	0.15%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$100	$100	$100

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS		2014	2013	2012	2011[1]	2010	2009[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.02%	0.03%	0.12%	0.20%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.25%	0.24%	0.28%	0.48%	0.46%
Net expenses	0.08%	0.10%	0.16%	0.14%	0.20%	0.24%	0.22%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.12%	0.23%	1.59%
Supplemental data
Net assets, end of period (000s omitted)	$635,400	$613,101	$780,069	$884,793	$831,108	$236,353	$370,572

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
SERVICE CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.02%	0.02%	0.01%	0.06%	1.42%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.53%	0.62%	0.77%	0.75%
Net expenses	0.08%	0.10%	0.17%	0.15%	0.32%	0.38%	0.47%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.07%	1.43%
Supplemental data
Net assets, end of period (000s omitted)	$64,150	$69,935	$67,724	$106,229	$101,301	$397,508	$709,029

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
SWEEP CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%	0.99%	0.98%	0.98%
Net expenses	0.08%	0.10%	0.17%	0.17%	0.29%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$53,955	$59,574	$76,028	$120,909	$402,840

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Municipal Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	23

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

24	Wells Fargo Advantage California Municipal Money Market Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. For the six months ended July 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S., therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an

Other information (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	29

independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was in range of the average performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for the Administrator and Institutional Classes, and higher than the median net operating expense ratios of the expense Groups for Class A, Service Class, and Sweep Class. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than or in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on

30	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage California Municipal Money Market Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

225173 09-14 SA301/SAR301 07-14

Wells Fargo Advantage

Cash Investment Money Market Fund

Semi-Annual Report

July 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

Contents

The views expressed and any forward-looking statements are as of July 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Cash Investment Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Cash Investment Money Market Fund for the six-month period that ended July 31, 2014. The past six months were marked by an accommodative monetary policy that kept short-term yields low and significant changes to the regulation of money market funds adopted by the Securities and Exchange Commission (SEC) that will be implemented over a two-year time frame. Despite the challenges of low yields and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past six months, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Although the quantitative easing program is being scaled back and will likely soon cease, monetary policy still remains extremely accommodative. Further, Fed officials have said that “even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Federal Open Market Committee views as normal in the longer run.”

Less supply of short-term investment securities also held down yields. Banks have been curtailing their issuance of shorter maturities as they move into compliance with the Basel liquidity coverage ratio, while others are trimming the size of their repurchase agreement (repo) books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve significant changes to regulations governing money market funds. The most significant of these changes are scheduled to take place over a two-year period with final implementation required by late 2016.

There are several structural changes to money market funds included in the new rules. Institutional prime and institutional municipal money market funds will be required to transact at a market-based, or variable, net asset value (NAV), as opposed to a stable NAV of $1.00 per share. Meanwhile, government and retail money market funds will be exempt from the floating NAV requirement. The SEC has also provided funds with two new measures intended to protect investors and the broader financial system in the rare event that a money market fund’s liquidity becomes materially impaired. Namely, a distressed fund may impose a fee on all redemptions of up to 2% (referred to as a “liquidity fee”) or prevent shareholder redemptions for a limited period of time (referred to as a “redemption gate”). The rule also includes additional requirements, including increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter portfolio diversification requirements, and enhanced stress-testing measures. As we gain further clarity on the impacts of these additional money market fund regulations, we will continue to provide updates and information.

Despite the structural and operational changes ahead, we do not anticipate broad changes to the way we manage our funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Letter to shareholders (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	3

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Cash Investment Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of July 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WFAXX)	7-31-2003	0.01	0.02	1.64	0.35	0.35
Institutional Class (WFIXX)	10-14-1987	0.01	0.08	1.75	0.23	0.20
Select Class (WFQXX)	6-29-2007	0.07	0.15	1.80	0.19	0.13
Service Class (NWIXX)	10-14-1987	0.01	0.01	1.56	0.52	0.50

Yield summary3 (%) as of July 31, 2014

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.01	0.01	0.07	0.01
7-day compound yield	0.01	0.01	0.07	0.01
30-day simple yield	0.01	0.01	0.07	0.01
30-day compound yield	0.01	0.01	0.07	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	5

Portfolio composition as of July 31, 2014[4]

Weighted average maturity[5] as of July 31, 2014
29 days

Weighted average life[6] as of July 31, 2014
50 days

Effective maturity distribution as of July 31, 2014[4]

1.	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.15)%, (0.03)%, 0.01%, and (0.32)% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

4.	Amounts are subject to change and are calculated based on the total investments of the Fund.

5.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

6.	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average final maturity of 120 calendar days or less.

6	Wells Fargo Advantage Cash Investment Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2014	Ending account value 7-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Select Class
Actual	$1,000.00	$1,000.35	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 37.79%
Abbey National Treasury Services plc	0.08%	8-1-2014	$164,000,000	$164,000,000
Abbey National Treasury Services plc ±§	0.31	3-4-2015	90,000,000	90,000,000
ABN AMRO Funding LLC	0.10	8-1-2014	29,000,000	29,000,000
Agricultural Bank China	0.26	8-1-2014	40,000,000	40,000,000
Agricultural Bank China	0.26	8-4-2014	114,000,000	113,999,810
Banco del Estado de Chile	0.23	9-5-2014	38,000,000	38,000,000
Banco del Estado de Chile ±	0.29	12-10-2014	50,000,000	50,000,000
Bank of Montreal	0.17	9-5-2014	35,000,000	35,000,000
Bank of Montreal	0.17	10-2-2014	30,000,000	30,000,000
Bank of Montreal	0.18	8-26-2014	60,000,000	60,000,000
Bank of Montreal	0.18	9-17-2014	75,000,000	75,000,000
Bank of Montreal	0.18	10-14-2014	50,000,000	50,000,000
Bank of Montreal	0.18	10-15-2014	23,000,000	23,000,000
Bank of Montreal ±	0.95	12-22-2014	20,000,000	20,059,800
Bank of Nova Scotia ±	0.24	3-4-2015	55,000,000	55,000,000
Bank of Nova Scotia ±	0.24	6-29-2015	60,000,000	60,000,000
Bank of Nova Scotia	0.42	2-19-2015	13,000,000	13,012,912
Bank of Tokyo-Mitsubishi LLC	0.11	8-6-2014	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi LLC	0.20	8-6-2014	30,000,000	30,000,083
Bank of Tokyo-Mitsubishi LLC	0.25	8-19-2014	20,000,000	20,000,798
BNP Paribas SA	0.07	8-1-2014	168,000,000	168,000,000
China Construction Bank Corporation ±§	0.41	3-25-2015	91,000,000	91,000,000
Cooperatieve Centrale ±	0.26	8-26-2014	10,000,000	10,000,236
Cooperatieve Centrale ±	0.26	2-3-2015	36,000,000	36,009,119
Cooperatieve Centrale ±	0.28	2-27-2015	50,000,000	50,000,000
Cooperatieve Centrale ±	0.28	4-13-2015	50,000,000	50,000,000
Credit Agricole Corporate and Investment Banking	0.08	8-1-2014	164,000,000	164,000,000
Credit Industriel et Commercial (New York)	0.10	8-1-2014	160,000,000	160,000,000
Credit Industriel et Commercial (New York)	0.12	8-7-2014	80,000,000	80,000,000
DG Bank (New York)	0.20	8-8-2014	60,000,000	60,000,000
Fortis Funding LLC	0.07	8-1-2014	211,000,000	211,000,000
ING (U.S.) Funding LLC	0.10	8-1-2014	21,000,000	21,000,000
KBC Bank	0.11	8-1-2014	171,000,000	171,000,000
KBC Bank	0.13	8-5-2014	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	9-5-2014	10,000,000	10,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	10-1-2014	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	10-2-2014	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	8-15-2014	60,000,000	60,000,000
Mizuho Bank Limited	0.15	8-25-2014	35,000,000	35,000,000
Mizuho Bank Limited	0.15	8-26-2014	20,000,000	20,000,000
Mizuho Bank Limited	0.20	9-5-2014	43,000,000	43,000,000
Mizuho Bank Limited	0.20	10-28-2014	55,000,000	55,000,000
National Bank of Kuwait	0.10	8-1-2014	74,000,000	74,000,000
Natixis Corporation	0.08	8-1-2014	360,000,000	360,000,000
Nordea Bank plc	0.20	9-29-2014	115,000,000	115,007,526
Norinchukin Bank	0.19	8-29-2014	45,000,000	45,000,000
Norinchukin Bank	0.20	8-19-2014	28,000,000	28,000,000
Norinchukin Bank	0.20	9-5-2014	28,000,000	28,000,000
Norinchukin Bank	0.20	9-29-2014	50,000,000	50,000,000
Norinchukin Bank	0.20	10-3-2014	56,000,000	56,000,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Cash Investment Money Market Fund	Summary portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Norinchukin Bank	0.20%	10-31-2014	$60,000,000	$60,000,000
Norinchukin Bank	0.21	8-18-2014	30,000,000	30,000,141
Norinchukin Bank	0.21	8-26-2014	20,000,000	20,000,000
Royal Bank of Canada ±	0.25	10-17-2014	55,000,000	55,000,000
Skandinaviska Enskilda Banken AG	0.05	8-1-2014	41,000,000	41,000,000
Skandinaviska Enskilda Banken AG	0.25	8-26-2014	18,000,000	18,000,873
Skandinaviska Enskilda Banken AG	0.25	8-27-2014	55,000,000	55,000,000
Societe Generale	0.10	8-1-2014	178,000,000	178,000,000
Societe Generale ±	0.28	10-31-2014	50,000,000	50,000,000
Societe Generale ±	0.36	9-12-2014	49,000,000	49,000,000
Standard Chartered Bank	0.17	8-4-2014	50,000,000	50,000,000
Standard Chartered Bank	0.18	10-28-2014	40,000,000	40,000,000
Standard Chartered Bank	0.22	10-16-2014	50,000,000	50,000,000
Standard Chartered Bank	0.24	11-3-2014	35,000,000	35,000,000
Standard Chartered Bank	0.28	12-29-2014	45,000,000	45,000,000
Sumitomo Mitsui Banking Corporation	0.21	8-19-2014	40,000,000	40,000,599
Sumitomo Mitsui Banking Corporation	0.21	9-2-2014	20,000,000	20,000,000
Sumitomo Mitsui Banking Corporation ±	0.22	9-19-2014	48,000,000	48,000,000
Sumitomo Mitsui Banking Corporation	0.22	8-4-2014	6,000,000	6,000,015
Sumitomo Trust & Banking Corporation	0.22	8-4-2014	11,000,000	11,000,082
Swedbank	0.18	10-9-2014	50,000,000	50,000,000
Swedbank	0.20	11-10-2014	30,000,000	30,000,000
Swedbank ±	0.24	8-15-2014	90,000,000	90,000,000
Toronto-Dominion Bank	0.16	8-13-2014	50,000,000	50,000,000
Toronto-Dominion Bank	0.16	9-8-2014	30,000,000	30,000,000
Toronto-Dominion Bank ±	0.22	11-18-2014	50,000,000	50,000,000
Toronto-Dominion Bank ±	0.22	12-19-2014	30,000,000	30,000,000
Toronto-Dominion Bank ±	0.22	6-16-2015	53,000,000	53,000,000
Toronto-Dominion Bank ±	0.22	2-6-2015	80,000,000	80,000,000
Toronto-Dominion Bank ±	0.23	4-15-2015	55,000,000	55,000,000
Westpac Banking Corporation ±	0.23	2-18-2015	45,000,000	45,000,000

Total Certificates of Deposit (Cost $4,891,091,994)				4,891,091,994

Commercial Paper: 46.19%

Asset-Backed Commercial Paper: 21.05%
Anglesea Funding LLC 144A(z)	0.15	8-1-2014	16,000,000	16,000,000
Anglesea Funding LLC ±144A	0.28	11-13-2014	40,000,000	40,000,000
Anglesea Funding LLC ±144A	0.30	9-17-2014	25,000,000	25,000,000
Antalis US Funding Corporation 144A(z)	0.25	9-30-2014	73,000,000	72,969,584
Aspen Funding Corporation 144A(z)	0.15	8-1-2014	18,000,000	18,000,000
Atlantic Asset Securitization LLC 144A(z)	0.20	9-10-2014	15,000,000	14,996,667
Bedford Row Funding Corporation ±144A	0.25	4-24-2015	31,000,000	30,998,103
Bedford Row Funding Corporation ±144A	0.25	1-9-2015	17,000,000	17,000,000
Bennington Stark Capital Company LLC ±144A	0.35	11-3-2014	30,000,000	29,998,847
Ciesco LLC 144A(z)	0.14	8-5-2014	12,000,000	11,999,813
Collateralized Commercial Paper Company LLC 144A(z)	0.41	2-27-2015	39,000,000	38,906,725
Concord Minutemen Capital Company 144A(z)	0.21	8-4-2014	5,000,000	4,999,913
Concord Minutemen Capital Company 144A(z)	0.21	8-11-2014	45,000,000	44,997,375
Concord Minutemen Capital Company 144A(z)	0.21	8-12-2014	28,000,000	27,998,203

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Concord Minutemen Capital Company 144A(z)	0.21%	9-3-2014	$32,000,000	$31,993,840
Concord Minutemen Capital Company 144A(z)	0.21	9-5-2014	65,000,000	64,986,729
Concord Minutemen Capital Company 144A(z)	0.21	9-10-2014	20,000,000	19,995,333
Crown Point Capital Company LLC 144A(z)	0.21	8-4-2014	26,600,000	26,599,535
Crown Point Capital Company LLC 144A(z)	0.21	8-11-2014	30,000,000	29,998,250
Crown Point Capital Company LLC 144A(z)	0.21	8-12-2014	25,000,000	24,998,396
Crown Point Capital Company LLC 144A(z)	0.21	9-3-2014	32,000,000	31,993,840
Crown Point Capital Company LLC 144A(z)	0.21	9-4-2014	20,000,000	19,996,033
Crown Point Capital Company LLC 144A(z)	0.21	9-8-2014	40,000,000	39,991,133
Crown Point Capital Company LLC 144A(z)	0.21	9-10-2014	20,000,000	19,995,333
Crown Point Capital Company LLC 144A(z)	0.21	9-11-2014	35,000,000	34,991,629
Crown Point Capital Company LLC 144A(z)	0.21	9-15-2014	41,000,000	40,989,238
Gotham Funding Corporation 144A(z)	0.11	8-1-2014	9,000,000	9,000,000
Gotham Funding Corporation 144A(z)	0.16	8-6-2014	8,000,000	7,999,822
Gotham Funding Corporation 144A(z)	0.16	8-7-2014	16,000,000	15,999,573
Gotham Funding Corporation 144A(z)	0.16	8-11-2014	20,000,000	19,999,112
Gotham Funding Corporation 144A(z)	0.16	8-19-2014	50,000,000	49,996,000
Gotham Funding Corporation 144A(z)	0.17	8-12-2014	5,000,000	4,999,740
Gotham Funding Corporation 144A(z)	0.17	8-27-2014	28,000,000	27,996,562
Hannover Funding Company LLC 144A(z)	0.18	8-11-2014	11,000,000	10,999,450
Hannover Funding Company LLC 144A(z)	0.18	8-12-2014	11,000,000	10,999,395
Hannover Funding Company LLC 144A(z)	0.19	8-18-2014	33,000,000	32,997,053
Hannover Funding Company LLC 144A(z)	0.20	8-19-2014	20,000,000	19,998,000
Institutional Secured Funding LLC 144A(z)	0.38	8-1-2014	10,000,000	10,000,000
Institutional Secured Funding LLC 144A(z)	0.38	8-29-2014	57,000,000	56,983,153
Institutional Secured Funding LLC 144A(z)	0.38	8-12-2014	20,000,000	19,997,678
Kells Funding LLC ±144A	0.22	10-28-2014	51,000,000	50,998,571
Kells Funding LLC ±144A	0.23	12-11-2014	25,000,000	25,000,000
Kells Funding LLC ±144A	0.23	12-12-2014	46,000,000	46,000,000
Kells Funding LLC ±144A	0.23	2-5-2015	20,000,000	19,999,072
Kells Funding LLC ±144A	0.23	2-13-2015	14,000,000	14,000,442
Kells Funding LLC ±144A	0.23	10-8-2014	45,000,000	44,999,147
Kells Funding LLC ±144A	0.23	10-20-2014	42,000,000	42,000,000
Kells Funding LLC ±144A	0.24	10-10-2014	50,000,000	50,000,000
Kells Funding LLC ±144A	0.24	5-15-2015	30,000,000	30,000,000
Kells Funding LLC ±144A	0.24	2-5-2015	5,000,000	5,000,548
Lexington Parker Capital Company LLC 144A(z)	0.21	9-3-2014	52,000,000	51,989,990
Lexington Parker Capital Company LLC 144A(z)	0.21	9-9-2014	20,000,000	19,995,450
Lexington Parker Capital Company LLC 144A(z)	0.21	9-10-2014	70,000,000	69,983,667
Lexington Parker Capital Company LLC 144A(z)	0.21	9-11-2014	20,000,000	19,995,217
Lexington Parker Capital Company LLC 144A(z)	0.21	9-15-2014	19,000,000	18,995,013
Lexington Parker Capital Company LLC 144A(z)	0.23	8-1-2014	36,000,000	36,000,000
Liberty Street Funding LLC 144A(z)	0.15	8-19-2014	30,000,000	29,997,750
Liberty Street Funding LLC 144A(z)	0.17	8-5-2014	25,000,000	24,999,528
Liberty Street Funding LLC 144A(z)	0.17	8-12-2014	20,000,000	19,998,961
Liberty Street Funding LLC 144A(z)	0.18	8-14-2014	22,000,000	21,998,570
Liberty Street Funding LLC 144A(z)	0.18	8-25-2014	17,000,000	16,997,960
Liberty Street Funding LLC 144A(z)	0.18	8-28-2014	35,000,000	34,995,275
Liberty Street Funding LLC 144A(z)	0.19	9-12-2014	5,000,000	4,998,892
Liberty Street Funding LLC 144A(z)	0.19	9-24-2014	15,000,000	14,995,725

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Cash Investment Money Market Fund	Summary portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Liberty Street Funding LLC 144A(z)	0.19%	9-26-2014	$25,000,000	$24,992,611
Liberty Street Funding LLC 144A(z)	0.19	10-1-2014	15,000,000	14,995,171
LMA Americas LLC 144A(z)	0.11	8-1-2014	6,000,000	6,000,000
LMA Americas LLC 144A(z)	0.18	8-18-2014	10,000,000	9,999,150
LMA Americas LLC 144A(z)	0.26	10-7-2014	70,000,000	69,966,128
LMA Americas LLC 144A(z)	0.26	10-8-2014	20,000,000	19,990,178
Manhattan Asset Funding Company LLC 144A(z)	0.18	8-18-2014	50,000,000	49,995,750
Manhattan Asset Funding Company LLC 144A(z)	0.18	8-22-2014	6,000,000	5,999,370
Manhattan Asset Funding Company LLC 144A(z)	0.19	8-6-2014	57,000,000	56,998,474
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-4-2014	4,000,000	3,999,933
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-5-2014	29,000,000	28,999,356
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-7-2014	7,000,000	6,999,767
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-8-2014	12,000,000	11,999,533
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-11-2014	23,000,000	22,998,723
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-19-2014	5,000,000	4,999,500
Manhattan Asset Funding Company LLC 144A(z)	0.20	9-17-2014	20,000,000	19,994,778
Matchpoint Master Trust 144A(z)	0.11	8-1-2014	14,000,000	14,000,000
Matchpoint Master Trust 144A(z)	0.25	8-27-2014	9,000,000	8,998,375
Mountcliff Funding LLC 144A(z)	0.15	8-1-2014	75,000,000	75,000,000
Newport Funding Corporation 144A(z)	0.15	8-1-2014	17,000,000	17,000,000
Old Line Funding LLC 144A(z)	0.22	12-16-2014	10,000,000	9,991,628
Old Line Funding LLC 144A(z)	0.23	9-9-2014	10,000,000	9,997,508
Regency Markets No.1 LLC 144A(z)	0.14	8-20-2014	50,000,000	49,996,306
Rhein-Main Securitization Limited 144A(z)	0.22	8-6-2014	29,978,000	29,977,084
Rhein-Main Securitization Limited 144A(z)	0.28	8-15-2014	6,800,000	6,799,260
Rhein-Main Securitization Limited 144A(z)	0.32	8-18-2014	14,000,000	13,997,884
Ridgefield Funding Company LLC 144A(z)	0.12	8-1-2014	19,000,000	19,000,000
Ridgefield Funding Company LLC ±144A	0.20	2-17-2015	30,000,000	29,994,237
Ridgefield Funding Company LLC 144A(z)	0.21	9-15-2014	20,000,000	19,994,750
Scaldis Capital LLC 144A(z)	0.25	9-24-2014	20,000,000	19,992,500
Starbird Funding Corporation 144A(z)	0.11	8-1-2014	4,000,000	4,000,000
Sydney Capital Corporation 144A(z)	0.20	9-24-2014	35,000,000	34,989,763
Thunder Bay Funding LLC 144A(z)	0.23	9-3-2014	20,000,000	19,995,783
Victory Receivables 144A(z)	0.12	8-1-2014	17,000,000	17,000,000
Victory Receivables 144A(z)	0.16	8-4-2014	10,000,000	9,999,867
Victory Receivables 144A(z)	0.16	8-6-2014	14,000,000	13,999,689
Victory Receivables 144A(z)	0.16	8-7-2014	10,000,000	9,999,733
Victory Receivables 144A(z)	0.16	8-13-2014	20,000,000	19,998,933
Victory Receivables 144A(z)	0.16	8-19-2014	35,000,000	34,997,200
Victory Receivables 144A(z)	0.16	8-25-2014	20,000,000	19,997,867
Victory Receivables 144A(z)	0.16	8-28-2014	25,000,000	24,997,000
White Plains Capital Company LLC 144A(z)	0.25	8-4-2014	17,000,000	16,999,646
White Point Funding Incorporated 144A(z)	0.28	8-8-2014	10,000,000	9,999,456
Working Capital Management Company 144A(z)	0.15	8-5-2014	7,000,000	6,999,883
Working Capital Management Company 144A(z)	0.15	8-7-2014	5,000,000	4,999,872

				2,724,942,481

Financial Company Commercial Paper: 17.53%
ANZ New Zealand International Limited ±144A	0.23	9-16-2014	42,000,000	42,000,360
Australia & New Zealand Banking Group ±144A	0.23	11-18-2014	28,000,000	28,000,000

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Banco de Credito e Inversiones 144A(z)	0.42%	10-27-2014	$40,000,000	$39,959,400
Banco del Estado de Chile 144A(z)	0.27	9-3-2014	25,000,000	24,993,813
Banco del Estado de Chile 144A(z)	0.27	9-10-2014	5,000,000	4,998,500
Banco del Estado de Chile 144A(z)	0.27	9-15-2014	11,000,000	10,996,288
Banco del Estado de Chile 144A(z)	0.28	9-26-2014	10,000,000	9,995,644
Banco del Estado de Chile 144A(z)	0.30	10-8-2014	8,000,000	7,995,467
Banco Santander Chile 144A(z)	0.32	9-12-2014	18,000,000	17,993,280
Banco Santander Chile 144A(z)	0.34	8-13-2014	6,000,000	5,999,320
Banco Santander Chile 144A(z)	0.34	8-19-2014	10,000,000	9,998,300
Banco Santander Chile 144A(z)	0.34	8-27-2014	10,000,000	9,997,544
Caisse Centrale Desjardins du Quebec 144A(z)	0.16	8-11-2014	27,000,000	26,998,838
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-26-2014	65,000,000	64,981,800
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-29-2014	40,000,000	39,988,200
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-30-2014	20,000,000	19,994,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	10-6-2014	30,000,000	29,990,100
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	10-9-2014	20,000,000	19,993,100
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	10-30-2014	20,000,000	19,990,000
Caisse Centrale Desjardins du Quebec ±144A	0.25	10-23-2014	61,000,000	61,000,164
CDP Financial Incorporated 144A(z)	0.15	9-8-2014	10,000,000	9,998,417
CDP Financial Incorporated 144A(z)	0.15	9-16-2014	24,000,000	23,995,400
Commonwealth Bank of Australia ±144A	0.23	7-2-2015	19,000,000	19,000,000
Commonwealth Bank of Australia ±144A	0.23	5-22-2015	25,000,000	25,000,000
Commonwealth Bank of Australia ±144A	0.24	5-20-2015	40,000,000	40,000,000
Commonwealth Bank of Australia ±144A	0.24	6-18-2015	55,000,000	54,997,548
CPPIB Capital Incorporated 144A(z)	0.14	8-21-2014	20,000,000	19,998,444
CPPIB Capital Incorporated 144A(z)	0.14	8-29-2014	50,000,000	49,994,556
DBS Bank Limited 144A(z)	0.22	12-9-2014	47,000,000	46,962,661
DBS Bank Limited 144A(z)	0.22	12-10-2014	25,000,000	24,979,986
DNB Nor Bank ASA 144A(z)	0.12	8-18-2014	45,000,000	44,997,450
HSBC Bank plc ±144A	0.25	10-2-2014	50,000,000	50,000,000
JPMorgan Securities Incorporated ±144A	0.33	9-10-2014	49,000,000	49,000,000
Lloyds Bank plc (z)	0.06	8-1-2014	57,000,000	57,000,000
Macquarie Bank Limited 144A(z)	0.20	8-19-2014	10,000,000	9,999,000
Macquarie Bank Limited 144A(z)	0.20	9-15-2014	6,000,000	5,998,500
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	8-4-2014	35,000,000	34,999,504
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.21	8-12-2014	40,000,000	39,997,494
National Australia Funding Incorporated ±144A	0.22	3-10-2015	50,000,000	50,000,000
Nederlandse Waterschapsbank NV ±144A	0.24	10-29-2014	47,000,000	47,000,000
Nederlandse Waterschapsbank NV ±144A	0.24	12-23-2014	11,000,000	11,001,358
Nordea Bank AB 144A(z)	0.22	8-26-2014	10,000,000	9,998,472
NRW Bank 144A(z)	0.09	8-7-2014	80,000,000	79,998,800
NRW Bank 144A(z)	0.13	8-14-2014	105,000,000	104,995,180
NRW Bank 144A(z)	0.13	8-29-2014	50,000,000	49,994,944
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-10-2014	90,000,000	89,934,500
Oversea-Chinese Banking Corporation Limited (z)	0.20	9-9-2014	20,000,000	19,995,667
Shagang South Asia (z)	0.35	8-6-2014	5,000,000	4,999,757
State Street Bank & Trust Company (z)	0.17	9-9-2014	43,000,000	42,992,081
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	8-5-2014	25,000,000	24,999,417
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	9-2-2014	50,000,000	49,990,667
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	9-3-2014	50,000,000	49,990,375

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Cash Investment Money Market Fund	Summary portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Sumitomo Mitsui Banking Corporation 144A(z)	0.21%	10-2-2014	$40,000,000	$39,985,533
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	10-3-2014	17,000,000	16,993,753
Suncorp Group Limited 144A(z)	0.26	9-18-2014	50,000,000	49,982,667
Suncorp Group Limited 144A(z)	0.27	8-20-2014	10,000,000	9,998,575
Suncorp Group Limited 144A(z)	0.29	10-15-2014	25,000,000	24,984,792
Suncorp Group Limited 144A(z)	0.30	11-10-2014	11,000,000	10,990,742
Swedbank (z)	0.17	8-21-2014	40,000,000	39,996,333
United Overseas Bank Limited 144A(z)	0.21	10-10-2014	30,000,000	29,987,750
United Overseas Bank Limited 144A(z)	0.23	11-19-2014	25,000,000	24,982,431
United Overseas Bank Limited 144A(z)	0.23	11-21-2014	15,000,000	14,989,267
United Overseas Bank Limited 144A(z)	0.28	2-9-2015	25,000,000	24,962,667
United Overseas Bank Limited 144A(z)	0.28	2-11-2015	43,000,000	42,935,118
United Overseas Bank Limited 144A(z)	0.28	2-25-2015	25,000,000	24,959,556
United Overseas Bank Limited 144A(z)	0.28	3-9-2015	10,000,000	9,982,885
United Overseas Bank Limited 144A(z)	0.28	3-16-2015	45,000,000	44,920,550
Westpac Banking Corporation ±144A	0.23	8-1-2014	65,000,000	65,000,000
Westpac Securities NZ Limited ±144A	0.23	9-4-2014	32,000,000	32,000,000
Westpac Securities NZ Limited ±144A	0.23	8-20-2014	23,000,000	23,000,000

				2,269,326,915

Other Commercial Paper: 7.61%
Caisse Des Depots et Consignations 144A(z)	0.15	9-8-2014	45,000,000	44,992,875
Caisse Des Depots et Consignations 144A(z)	0.16	8-18-2014	43,000,000	42,996,853
Caisse Des Depots et Consignations 144A(z)	0.16	9-26-2014	60,000,000	59,985,067
Caisse Des Depots et Consignations 144A(z)	0.17	10-6-2014	40,000,000	39,987,533
Caisse Des Depots et Consignations 144A(z)	0.18	10-17-2014	99,500,000	99,461,693
Caisse Des Depots et Consignations 144A(z)	0.18	10-20-2014	32,000,000	31,987,200
China International Marine Containers Company Limited (z)	0.35	8-6-2014	50,000,000	49,997,569
China International Marine Containers Company Limited (z)	0.35	8-7-2014	45,000,000	44,997,375
China International Marine Containers Company Limited (z)	0.38	8-13-2014	25,000,000	24,996,833
China Shipping Container Lines Company Limited (z)	0.35	8-1-2014	61,000,000	61,000,000
Chinatex Capital Limited (z)	0.35	8-4-2014	9,000,000	8,999,738
CNPC Finance 144A(z)	0.38	8-4-2014	60,000,000	59,998,100
CNPC Finance 144A(z)	0.38	8-7-2014	32,000,000	31,997,973
CNPC Finance 144A(z)	0.38	8-14-2014	25,000,000	24,996,569
CNPC Finance 144A(z)	0.38	8-15-2014	10,000,000	9,998,522
CNPC Finance 144A(z)	0.38	8-18-2014	25,000,000	24,995,514
CNPC Finance 144A(z)	0.38	8-26-2014	25,000,000	24,993,403
CNPC Finance 144A(z)	0.38	8-28-2014	26,000,000	25,992,590
COFCO Capital Corporation (z)	0.16	8-5-2014	10,000,000	9,999,822
COFCO Capital Corporation (z)	0.16	8-12-2014	5,000,000	4,999,756
COFCO Capital Corporation (z)	0.45	8-1-2014	19,200,000	19,200,000
Erste Abwicklungsanstalt 144A(z)	0.17	10-14-2014	35,000,000	34,987,769
Sinochem Company Limited (z)	0.15	8-4-2014	10,000,000	9,999,875
Sinochem Company Limited (z)	0.18	9-5-2014	10,000,000	9,998,250
Sinochem Company Limited (z)	0.20	10-8-2014	10,000,000	9,996,222
Sinochem Company Limited (z)	0.40	8-14-2014	20,000,000	19,997,111
Toyota Motor Credit Corporation ±	0.22	3-6-2015	48,000,000	48,000,000

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)
Toyota Motor Credit Corporation ±	0.20%	9-10-2014	$105,000,000	$105,000,000

				984,554,212

Total Commercial Paper (Cost $5,978,823,608)				5,978,823,608

Government Agency Debt: 0.27%
Overseas Private Investment Corporation ±§(i)	0.11	7-9-2026	35,000,000	35,000,000

Total Government Agency Debt (Cost $35,000,000)				35,000,000

Municipal Obligations: 4.84%

California: 0.64%

Other Municipal Debt: 0.19%
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	8-14-2014	5,000,000	5,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.16	8-6-2014	5,000,000	5,000,000
San Francisco CA City & County Public Utilities Commission Series A2 (Water & Sewer Revenue)	0.14	8-13-2014	9,000,000	8,999,910
San Jose CA International Airport Series C-3 (Airport Revenue)	0.24	9-8-2014	5,000,000	5,000,000

				23,999,910

Variable Rate Demand Notes ø: 0.45%
California Affordable Housing PFOTER Class A Series MT-846 (Housing Revenue, Bank of America NA LIQ) 144A	0.56	3-31-2016	49,700,000	49,700,000
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.20	11-1-2041	2,000,000	2,000,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.15	9-1-2036	7,000,000	7,000,000

				58,700,000

Colorado: 0.26%

Variable Rate Demand Note ø: 0.26%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.10	5-1-2050	33,605,000	33,605,000

Connecticut: 0.17%

Variable Rate Demand Note ø: 0.17%
New Britain CT Taxable Pension Series C (GO, Bank of America NA LOC)	0.19	2-1-2026	21,800,000	21,800,000

Georgia: 0.12%

Other Municipal Debt: 0.02%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.15	8-4-2014	3,000,000	3,000,000

Variable Rate Demand Note ø: 0.10%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.40	10-1-2039	12,670,000	12,670,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Cash Investment Money Market Fund	Summary portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 0.12%

Variable Rate Demand Note ø: 0.12%
Illinois Regional Transportation Authority Series A1 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.14%	4-1-2016	$15,765,000	$15,765,000

Maryland: 0.49%

Variable Rate Demand Notes ø: 0.49%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, Bank of New York Mellon SPA)	0.12	9-1-2033	42,000,000	42,000,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA)	0.10	7-1-2045	21,795,000	21,795,000

				63,795,000

Massachusetts: 0.17%

Variable Rate Demand Note ø: 0.17%
Royal Bank of Canada Municipal Products Incorporated Trust Series E-32 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.13	8-1-2014	22,000,000	22,000,000

Michigan: 0.49%

Variable Rate Demand Notes ø: 0.49%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC) 144A	0.10	9-1-2033	37,000,000	37,000,000
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC) 144A	0.10	9-1-2032	27,000,000	27,000,000

				64,000,000

New Mexico: 0.81%

Variable Rate Demand Note ø: 0.81%
New Mexico Municipal Energy Acquisition Authority Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.11	11-1-2039	105,000,000	105,000,000

New York: 0.85%

Variable Rate Demand Notes ø: 0.85%
New York HFA Series B (Housing Revenue)	0.45	5-1-2048	50,000,000	50,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.12	10-1-2031	3,045,000	3,045,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.14	6-15-2044	8,000,000	8,000,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	11-1-2039	49,465,000	49,465,000

				110,510,000

North Carolina: 0.06%

Variable Rate Demand Note ø: 0.06%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.18	7-1-2027	7,330,000	7,330,000

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 0.16%

Variable Rate Demand Note ø: 0.16%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12%	9-1-2039	$21,312,000	$21,312,000

South Carolina: 0.08%

Other Municipal Debt: 0.08%
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	9-2-2014	4,000,000	4,000,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	9-2-2014	6,000,000	6,000,000

				10,000,000

Tennessee: 0.02%

Other Municipal Debt: 0.02%
Baptist Memorial Health Care Corporation (Health Revenue)	0.16	9-2-2014	2,000,000	2,000,000

Texas: 0.37%

Variable Rate Demand Notes ø: 0.37%
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.20	2-1-2035	33,095,000	33,095,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.36	12-15-2026	14,266,296	14,266,296

				47,361,296

Washington: 0.03%

Other Municipal Debt: 0.03%
Port of Seattle WA Series D1 (Airport Revenue)	0.17	8-5-2014	4,000,000	4,000,000

Total Municipal Obligations (Cost $626,848,206)				626,848,206

Other Instruments: 4.50%
DBS Bank Limited	0.16	8-1-2014	235,000,000	235,000,000
GBG LLC Custody Receipts ±144A§	0.09	9-1-2027	10,697,000	10,697,000
Oakland-Alameda County Series A1 Municipal Commercial Paper	0.17	8-28-2014	6,000,000	6,000,000
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.16	8-14-2014	7,000,000	7,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.16	8-1-2014	220,000,000	220,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A§	0.90	5-15-2051	9,485,000	9,485,000
State Street Bank & Trust Company ±	0.23	3-17-2015	49,000,000	49,000,000
State Street Bank & Trust Company ±	0.23	4-10-2015	45,000,000	45,000,000

Total Other Instruments (Cost $582,182,000)				582,182,000

Other Notes: 1.38%

Corporate Bonds and Notes: 1.38%
ACTS Retirement Life Communities Incorporated ±§	0.11	11-15-2029	11,286,000	11,286,000
Bank of Nova Scotia ±	0.24	12-17-2014	59,000,000	59,000,000
JPMorgan Chase Bank NA ±	0.38	7-17-2015	20,000,000	20,004,605
LTF Real Estate LLC ±144A§	0.22	6-1-2033	14,600,000	14,600,000
Nederlandse Waterschapsbank NV ±144A	0.29	10-27-2014	44,000,000	44,003,324
Providence Health & Services ±§	0.12	10-1-2042	11,900,000	11,900,000
Racetrac Capital LLC ±§	0.12	9-1-2020	12,000,000	12,000,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Cash Investment Money Market Fund	Summary portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes (continued)
Royal Bank of Canada ±	0.94%	10-30-2014	$6,000,000	$6,010,989

Total Other Notes (Cost $178,804,918)				178,804,918

Repurchase Agreements ^^: 5.56%
Bank of America Corporation, dated 7-31-2014, maturity value $84,000,210 (1)	0.09	8-1-2014	84,000,000	84,000,000
Barclays Capital Incorporated, dated 7-31-2014, maturity value $13,000,033 (2)	0.09	8-1-2014	13,000,000	13,000,000
Credit Agricole, dated 7-31-2014, maturity value $42,000,117 (3)	0.10	8-1-2014	42,000,000	42,000,000
Credit Agricole, dated 7-31-2014, maturity value $158,625,308 (4)	0.07	8-1-2014	158,625,000	158,625,000
Credit Suisse, dated 7-31-2014, maturity value $21,000,053 (5)	0.09	8-1-2014	21,000,000	21,000,000
Goldman Sachs & Company, dated 7-1-2014, maturity value $49,013,502 (6)±§¢(i)	0.16	9-1-2014	49,000,000	49,000,000
Goldman Sachs & Company, dated 7-31-2014, maturity value $66,400,148 (7)	0.08	8-1-2014	66,400,000	66,400,000
GX Clarke & Company, dated 7-31-2014, maturity value $45,000,200 (8)	0.16	8-1-2014	45,000,000	45,000,000
JPMorgan Securities, dated 7-1-2014, maturity value $19,002,291 (9)±§¢	0.14	8-1-2014	19,000,000	19,000,000
JPMorgan Securities, dated 7-1-2014, maturity value $222,112,233 (10)±§¢(i)	0.28	9-4-2014	222,000,000	222,000,000

Total Repurchase Agreements (Cost $720,025,000)				720,025,000

Treasury Debt: 0.36%
U.S. Treasury Note	2.38	8-31-2014	47,000,000	47,084,842

Total Treasury Debt (Cost $47,084,842)				47,084,842

Total investments in securities
(Cost $13,059,860,568) *	100.89%	13,059,860,568
Other assets and liabilities, net	(0.89)	(115,217,955)

Total net assets	100.00%	$12,944,642,613

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(z)	Zero coupon security. The rate represents the current yield to maturity.

(i)	Illiquid security

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 6.00%, 8-1-2033 to 11-1-2043, fair value including accrued interest is $86,520,000.

(2)	U.S. government securities, 0.00% to 6.75%, 8-1-2014 to 7-15-2037, fair value including accrued interest is $13,260,007.

(3)	U.S. government securities, 0.13% to 8.00%, 1-13-2015 to 9-1-2031, fair value including accrued interest is $43,257,578.

(4)	U.S. government securities, 0.00% to 9.25%, 8-7-2014 to 2-15-2044, fair value including accrued interest is $161,797,505.

(5)	U.S. government securities, 0.13% to 2.00%, 4-15-2015 to 1-15-2024, fair value including accrued interest is $21,420,053.

(6)	U.S. government securities, 0.00%, 8-4-2014 to 3-6-2015, fair value is $49,980,000.

(7)	U.S. government securities, 3.00% to 4.00%, 11-1-2026 to 4-1-2044, fair value including accrued interest is $68,392,000.

(8)	U.S. government securities, 0.00% to 7.50%, 8-28-2014 to 7-15-2032, fair value including accrued interest is $45,901,000.

(9)	U.S. government securities, 0.00%, 8-28-2014 to 9-10-2014, fair value is $19,380,577.

(10)	U.S. government securities, 0.00% to 0.33%, 8-1-2014 to 7-10-2015, fair value including accrued interest is $226,440,623.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	17

Assets
Investments in unaffiliated securities, at amortized cost	$13,059,860,568
Cash	51,308
Receivable for investments sold	50,000
Receivable for Fund shares sold	1,391,425
Receivable for interest	2,035,018

Total assets	13,063,388,319

Liabilities
Dividends payable	80,404
Payable for investments purchased	115,049,054
Payable for Fund shares redeemed	1,700,539
Advisory fee payable	195,022
Administration fees payable	1,160,307
Accrued expenses and other liabilities	560,380

Total liabilities	118,745,706

Total net assets	$12,944,642,613

NET ASSETS CONSIST OF
Paid-in capital	$12,946,950,886
Undistributed net investment income	137
Accumulated net realized losses on investments	(2,308,410)

Total net assets	$12,944,642,613

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$371,749,866
Shares outstanding – Administrator Class[1]	371,718,653
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$4,609,203,026
Shares outstanding – Institutional Class[1]	4,608,829,754
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$6,625,834,569
Shares outstanding – Select Class[1]	6,625,413,617
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,337,855,152
Shares outstanding – Service Class[1]	1,337,761,297
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Cash Investment Money Market Fund	Statement of operations—six months ended July 31, 2014 (unaudited)

Investment income
Interest	$13,082,942

Expenses
Advisory fee	6,547,535
Administration fees
Fund level	2,699,877
Administrator Class	210,353
Institutional Class	1,875,207
Select Class	1,330,588
Service Class	800,045
Shareholder servicing fees
Administrator Class	208,748
Service Class	1,660,661
Custody and accounting fees	336,889
Professional fees	20,598
Registration fees	22,978
Shareholder report expenses	18,473
Trustees’ fees and expenses	5,750
Other fees and expenses	111,918

Total expenses	15,849,620
Less: Fee waivers and/or expense reimbursements	(5,408,488)

Net expenses	10,441,132

Net investment income	2,641,810

Net realized gains on investments	10,813

Net increase in net assets resulting from operations	$2,652,623

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Cash Investment Money Market Fund	19

	Six months ended July 31, 2014 (unaudited)		Year ended January 31, 2014

Operations
Net investment income		$2,641,810		$8,628,333
Net realized gains on investments		10,813		660,403

Net increase in net assets resulting from operations		2,652,623		9,288,736

Distributions to shareholders from
Net investment income
Administrator Class		(21,033)		(47,865)
Institutional Class		(234,707)		(1,710,648)
Select Class		(2,319,404)		(6,723,088)
Service Class		(66,666)		(144,718)

Total distributions to shareholders		(2,641,810)		(8,626,319)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	327,126,190	327,126,190	828,519,012	828,519,012
Institutional Class	10,551,291,846	10,551,291,846	24,065,826,071	24,065,826,071
Select Class	31,894,691,377	31,894,691,377	77,569,835,098	77,569,835,098
Service Class	2,592,277,513	2,592,277,513	6,031,732,798	6,031,732,798

		45,365,386,926		108,495,912,979

Reinvestment of distributions
Administrator Class	14,458	14,458	33,164	33,164
Institutional Class	107,870	107,870	750,986	750,986
Select Class	1,978,999	1,978,999	5,237,985	5,237,985
Service Class	32,193	32,193	69,519	69,519

		2,133,520		6,091,654

Payment for shares redeemed
Administrator Class	(448,477,969)	(448,477,969)	(885,231,879)	(885,231,879)
Institutional Class	(11,069,234,663)	(11,069,234,663)	(26,126,427,077)	(26,126,427,077)
Select Class	(32,921,651,509)	(32,921,651,509)	(76,331,615,814)	(76,331,615,814)
Service Class	(2,703,168,343)	(2,703,168,343)	(6,177,546,107)	(6,177,546,107)

		(47,142,532,484)		(109,520,820,877)

Net decrease in net assets resulting from capital share transactions		(1,775,012,038)		(1,018,816,244)

Total decrease in net assets		(1,775,001,225)		(1,018,153,827)

Net assets
Beginning of period		14,719,643,838		15,737,797,665

End of period		$12,944,642,613		$14,719,643,838

Undistributed net investment income		$137		$137

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.03%	0.24%	2.19%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.34%	0.35%	0.35%	0.38%	0.38%
Net expenses	0.19%	0.22%	0.26%	0.25%	0.32%	0.34%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.04%	0.25%	2.23%
Supplemental data
Net assets, end of period (000s omitted)	$371,750	$493,087	$549,744	$600,737	$764,595	$1,013,058	$1,415,264

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Cash Investment Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.03%	0.07%	0.06%	0.15%	0.36%	2.32%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.26%	0.26%
Net expenses	0.19%	0.20%	0.20%	0.20%	0.20%	0.22%	0.21%
Net investment income	0.01%	0.03%	0.07%	0.06%	0.16%	0.37%	2.28%
Supplemental data
Net assets, end of period (000s omitted)	$4,609,203	$5,127,034	$7,186,632	$6,246,114	$8,268,232	$8,887,844	$10,132,093

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
SELECT CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.03%	0.10%	0.14%	0.13%	0.21%	0.43%	2.40%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.22%	0.23%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.15%	0.15%
Net investment income	0.07%	0.10%	0.14%	0.13%	0.22%	0.41%	2.29%
Supplemental data
Net assets, end of period (000s omitted)	$6,625,835	$7,650,810	$6,407,032	$5,325,713	$7,593,851	$4,897,725	$3,733,381

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Cash Investment Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
SERVICE CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.14%	2.02%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.56%	0.56%
Net expenses	0.19%	0.22%	0.26%	0.25%	0.35%	0.46%	0.52%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.16%	1.99%
Supplemental data
Net assets, end of period (000s omitted)	$1,337,855	$1,448,713	$1,594,389	$2,000,296	$2,284,605	$4,015,237	$6,358,514

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	25

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,318,914 expiring in 2018.

As of January 31, 2014, the Fund had $309 of current year deferred post-October capital losses, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

26	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.50% for Service Class shares. For the six months ended July 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper

Other information (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	31

to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the average performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for the Institutional Class and Select Class, and higher than the median net operating expense ratios of the expense Groups for the Administrator Class and Service Class. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

32	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Cash Investment Money Market Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

227174 09-14 SA302/SAR302 07-14

Wells Fargo Advantage
Government Money Market Fund

Semi-Annual Report

July 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Government Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Government Money Market Fund for the six-month period that ended July 31, 2014. The past six months were marked by an accommodative monetary policy that kept short-term yields low and significant changes to the regulation of money market funds adopted by the Securities and Exchange Commission (SEC) that will be implemented over a two-year time frame. Despite the challenges of low yields and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past six months, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Although the quantitative easing program is being scaled back and will likely soon cease, monetary policy still remains extremely accommodative. Further, Fed officials have said that “even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Federal Open Market Committee views as normal in the longer run.”

Less supply of short-term investment securities also held down yields. Banks have been curtailing their issuance of shorter maturities as they move into compliance with the Basel liquidity coverage ratio, while others are trimming the size of their repurchase agreement (repo) books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve significant changes to regulations governing money market funds. The most significant of these changes are scheduled to take place over a two-year period with final implementation required by late 2016.

There are several structural changes to money market funds included in the new rules. Institutional prime and institutional municipal money market funds will be required to transact at a market-based, or variable, net asset value (NAV), as opposed to a stable NAV of $1.00 per share. Meanwhile, government and retail money market funds will be exempt from the floating NAV requirement. The SEC has also provided funds with two new measures intended to protect investors and the broader financial system in the rare event that a money market fund’s liquidity becomes materially impaired. Namely, a distressed fund may impose a fee on all redemptions of up to 2% (referred to as a “liquidity fee”) or prevent shareholder redemptions for a limited period of time (referred to as a “redemption gate”). The rule also includes additional requirements, including increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter portfolio diversification requirements, and enhanced stress-testing measures. As we gain further clarity on the impacts of these additional money market fund regulations, we will continue to provide updates and information.

Despite the structural and operational changes ahead, we do not anticipate broad changes to the way we manage our funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Letter to shareholders (unaudited)	Wells Fargo Advantage Government Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Government Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of July 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGXX)	11-8-1999	0.01	0.01	1.38	0.61	0.61
Administrator Class (WGAXX)	7-31-2003	0.01	0.01	1.52	0.34	0.34
Institutional Class (GVIXX)	7-28-2003	0.01	0.02	1.60	0.22	0.20
Service Class (NWGXX)	11-16-1987	0.01	0.01	1.45	0.51	0.50
Sweep Class	6-30-2010	0.01	0.01	1.45	0.96	0.96

Yield summary3 (%) as of July 31, 2014

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Government Money Market Fund	5

Portfolio composition as of July 31, 2014[4]

Effective maturity distribution as of July 31, 2014[4]

Weighted average maturity[5] as of July 31, 2014
38 days

Weighted average life[6] as of July 31, 2014
78 days

1.	Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.50% for Service Class, and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.52)%, (0.25)%, (0.13)%, (0.42)%, and (0.87)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

4.	Amounts are subject to change and are calculated based on the total investments of the Fund.

5.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

6.	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average final maturity of 120 calendar days or less.

6	Wells Fargo Advantage Government Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2014	Ending account value 7-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Service Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Government Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt: 49.98%
FFCB (z)	0.09%	8-25-2014	$30,098,000	$30,096,194
FFCB (z)	0.09	8-29-2014	10,000,000	9,999,300
FFCB (z)	0.09	9-9-2014	25,000,000	24,997,563
FFCB (z)	0.09	9-10-2014	25,000,000	24,997,500
FFCB ±	0.09	10-9-2014	50,000,000	49,997,921
FFCB ±	0.10	4-2-2015	50,000,000	49,995,161
FFCB	0.10	10-10-2014	69,500,000	70,144,122
FFCB (z)	0.10	8-5-2014	100,000,000	99,998,889
FFCB	0.10	1-22-2015	2,500,000	2,551,937
FFCB (z)	0.11	8-18-2014	10,000,000	9,999,481
FFCB ±	0.11	4-13-2015	10,000,000	10,000,671
FFCB ±	0.12	11-18-2015	5,000,000	4,999,014
FFCB (z)	0.12	9-12-2014	10,000,000	9,998,600
FFCB ±	0.12	11-2-2015	100,000,000	99,997,122
FFCB ±	0.12	12-11-2014	50,000,000	49,997,493
FFCB	0.12	10-20-2014	1,882,000	1,910,294
FFCB	0.12	12-15-2014	1,690,000	1,716,188
FFCB ±	0.12	10-27-2014	25,000,000	25,001,906
FFCB	0.13	9-22-2014	70,325,000	70,609,972
FFCB	0.13	11-19-2014	27,576,000	27,699,220
FFCB	0.13	11-20-2014	5,000,000	5,065,505
FFCB	0.14	2-11-2015	3,000,000	3,058,849
FFCB ±	0.14	1-13-2015	250,000,000	249,977,196
FFCB ±	0.14	1-28-2015	79,000,000	79,009,023
FFCB	0.14	11-5-2014	5,650,000	5,689,046
FFCB ±	0.15	11-5-2014	17,000,000	17,001,559
FFCB ±	0.15	2-27-2015	40,000,000	40,001,122
FFCB ±	0.15	2-27-2015	85,000,000	85,000,000
FFCB ±	0.15	7-23-2015	155,000,000	154,996,360
FFCB ±	0.15	2-26-2016	100,000,000	99,999,798
FFCB ±	0.16	3-20-2015	7,100,000	7,102,281
FFCB ±	0.16	5-4-2015	70,500,000	70,513,646
FFCB ±	0.16	8-27-2014	40,275,000	40,277,277
FFCB ±	0.16	2-27-2015	8,500,000	8,502,514
FFCB ±	0.17	5-5-2016	50,000,000	50,013,590
FFCB ±	0.17	4-15-2015	25,000,000	25,012,632
FFCB ±	0.18	1-26-2015	3,000,000	3,001,322
FFCB ±	0.18	3-20-2015	132,500,000	132,547,260
FFCB ±	0.19	9-18-2015	18,210,000	18,223,131
FFCB	0.19	2-13-2015	10,000,000	10,003,558
FFCB	0.20	8-28-2014	64,900,000	64,905,035
FFCB ±	0.21	4-6-2015	3,400,000	3,401,076
FFCB ±	0.23	3-4-2015	4,000,000	4,002,627
FFCB ±	0.24	5-25-2016	14,250,000	14,273,061
FFCB	0.25	9-4-2014	500,000,000	500,076,327
FFCB	0.25	10-16-2014	4,500,000	4,501,387
FFCB	0.28	12-11-2014	73,197,000	73,246,423
FFCB ±	0.29	8-3-2015	1,025,000	1,026,772
FHLB (z)	0.07	9-3-2014	70,000,000	69,995,508
FHLB	0.07	11-6-2014	80,000,000	79,995,902

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB	0.07%	2-13-2015	$2,315,000	$2,404,278
FHLB (z)	0.08	10-14-2014	50,000,000	49,992,292
FHLB	0.08	9-12-2014	48,700,000	48,771,070
FHLB	0.08	9-12-2014	15,000,000	14,999,618
FHLB	0.08	10-16-2014	100,000,000	99,996,390
FHLB	0.08	10-27-2014	50,000,000	49,998,937
FHLB (z)	0.08	10-31-2014	20,000,000	19,995,956
FHLB (z)	0.08	10-31-2014	32,400,000	32,393,448
FHLB (z)	0.08	11-25-2014	10,000,000	9,997,422
FHLB	0.08	12-3-2014	100,000,000	99,996,106
FHLB ±	0.08	8-22-2014	100,000,000	99,999,415
FHLB (z)	0.09	11-7-2014	34,400,000	34,391,853
FHLB (z)	0.09	11-14-2014	24,181,000	24,174,723
FHLB (z)	0.09	10-15-2014	50,000,000	49,990,625
FHLB	0.09	1-14-2015	125,000,000	124,988,723
FHLB	0.09	1-20-2015	50,000,000	49,993,653
FHLB	0.09	1-23-2015	100,000,000	99,990,547
FHLB	0.09	2-19-2015	12,000,000	11,998,182
FHLB (z)	0.09	12-30-2014	100,000,000	99,962,250
FHLB ±	0.10	11-18-2014	100,000,000	99,998,489
FHLB (z)	0.10	12-26-2014	27,679,000	27,668,150
FHLB ±	0.10	12-24-2014	50,000,000	49,999,776
FHLB (z)	0.10	12-26-2014	50,000,000	49,979,583
FHLB	0.10	2-19-2015	50,000,000	49,995,192
FHLB	0.10	12-12-2014	25,875,000	25,947,519
FHLB ±	0.10	8-20-2014	200,000,000	200,000,000
FHLB ±	0.11	12-3-2014	250,000,000	249,991,401
FHLB	0.11	8-25-2014	5,000,000	5,009,060
FHLB ±	0.11	12-7-2015	50,000,000	49,988,041
FHLB	0.11	9-12-2014	11,520,000	11,587,498
FHLB	0.11	9-12-2014	19,690,000	19,760,386
FHLB ±	0.11	12-9-2014	100,000,000	100,000,000
FHLB ±	0.12	11-24-2014	49,500,000	49,502,480
FHLB ±	0.12	12-9-2015	200,000,000	199,950,943
FHLB	0.12	8-12-2014	150,000,000	150,001,741
FHLB	0.12	8-14-2014	250,000,000	249,999,488
FHLB	0.12	10-27-2014	50,000,000	49,997,164
FHLB ±	0.12	2-23-2015	400,000,000	400,000,000
FHLB	0.13	9-3-2014	59,750,000	59,752,766
FHLB	0.13	9-26-2014	123,550,000	123,556,919
FHLB	0.13	12-19-2014	23,600,000	23,601,166
FHLB ±	0.13	11-18-2014	190,000,000	189,998,264
FHLB ±	0.13	9-17-2015	250,000,000	249,956,165
FHLB	0.13	10-30-2014	50,000,000	50,004,737
FHLB ±	0.13	12-9-2014	50,000,000	50,004,241
FHLB	0.13	11-14-2014	5,880,000	5,957,289
FHLB	0.14	12-12-2014	72,845,000	73,535,128
FHLB	0.14	11-14-2014	44,715,000	45,269,659
FHLB ±	0.14	7-16-2015	100,000,000	100,018,707
FHLB	0.15	12-12-2014	1,055,000	1,072,619

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Government Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB	0.15%	2-18-2015	$25,910,000	$26,529,806
FHLB	0.17	2-13-2015	65,640,000	67,253,772
FHLB	0.17	8-1-2014	50,000,000	50,000,000
FHLB	0.17	8-26-2014	34,000,000	34,001,861
FHLB	0.17	9-3-2014	42,065,000	42,068,620
FHLB	0.17	9-11-2014	12,250,000	12,251,032
FHLB	0.17	12-11-2014	12,000,000	12,002,444
FHLB	0.21	9-12-2014	43,600,000	43,606,400
FHLB	0.21	10-22-2014	138,605,000	138,638,229
FHLB	0.21	1-20-2015	100,000,000	100,000,000
FHLB	0.21	2-26-2015	125,000,000	125,000,000
FHLB	0.23	9-15-2014	68,000,000	68,011,475
FHLB	0.23	9-26-2014	99,500,000	99,520,431
FHLB	0.25	2-20-2015	45,000,000	45,032,805
FHLMC (z)	0.08	10-17-2014	29,900,000	29,895,204
FHLMC (z)	0.08	10-24-2014	22,300,000	22,296,098
FHLMC (z)	0.08	11-3-2014	70,855,000	70,840,199
FHLMC (z)	0.08	11-12-2014	100,000,000	99,977,111
FHLMC (z)	0.09	12-11-2014	50,000,000	49,984,417
FHLMC (z)	0.09	12-15-2014	17,630,000	17,624,172
FHLMC	0.09	12-3-2014	20,650,000	20,665,865
FHLMC (z)	0.09	9-8-2014	68,000,000	67,993,396
FHLMC (z)	0.10	8-18-2014	35,000,000	34,998,430
FHLMC	0.10	9-19-2014	67,665,000	67,700,927
FHLMC	0.10	8-27-2014	222,073,000	222,214,928
FHLMC	0.10	12-29-2014	117,867,000	118,116,826
FHLMC	0.11	8-13-2014	30,380,000	30,434,083
FHLMC	0.11	11-25-2014	140,746,000	141,028,154
FHLMC	0.11	8-20-2014	146,406,000	146,473,833
FHLMC	0.12	9-22-2014	52,360,000	52,406,745
FHLMC	0.12	1-26-2015	17,261,000	17,672,094
FHLMC (z)	0.12	8-11-2014	75,000,000	74,997,500
FHLMC	0.13	11-13-2014	19,190,000	19,453,923
FHLMC (z)	0.13	11-24-2014	11,500,000	11,495,211
FHLMC ±	0.13	10-16-2015	100,000,000	100,015,935
FHLMC	0.13	1-15-2015	13,362,000	13,626,341
FHLMC ±	0.14	6-26-2015	315,000,000	315,101,433
FHLMC	0.15	2-9-2015	383,863,000	389,338,166
FHLMC ±	0.16	12-5-2014	117,650,000	117,672,105
FHLMC	0.25	8-14-2014	20,000,000	20,000,894
FHLMC	0.31	2-23-2015	40,500,000	40,541,209
FHLMC	0.33	12-29-2014	17,239,000	17,255,491
FHLMC	0.35	12-5-2014	15,000,000	15,012,763
FHLMC	0.38	8-28-2014	64,075,000	64,088,932
FHLMC Series MO28 Class A ±§	0.08	9-15-2024	14,890,000	14,890,000
FNMA (z)	0.07	10-22-2014	49,280,000	49,272,590
FNMA (z)	0.07	10-2-2014	30,400,000	30,396,335
FNMA ±	0.07	10-1-2014	109,000,000	108,997,487
FNMA (z)	0.08	11-5-2014	71,282,000	71,267,460
FNMA (z)	0.08	11-12-2014	11,003,000	11,000,482

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FNMA	0.08%	10-30-2014	$30,347,000	$30,387,253
FNMA (z)	0.09	11-19-2014	21,900,000	21,894,312
FNMA (z)	0.09	11-26-2014	53,500,000	53,485,221
FNMA (z)	0.09	12-3-2014	13,245,000	13,241,008
FNMA (z)	0.09	1-5-2015	50,000,000	49,980,375
FNMA (z)	0.10	12-31-2014	50,000,000	49,979,944
FNMA	0.10	12-19-2014	35,873,000	35,962,421
FNMA	0.10	8-28-2014	28,839,000	28,855,583
FNMA	0.11	9-16-2014	175,956,000	176,589,247
FNMA	0.12	10-15-2014	309,509,000	312,361,856
FNMA ±	0.13	8-5-2015	150,000,000	149,969,178
FNMA	0.13	11-20-2014	424,989,000	428,174,288
FNMA	0.15	9-8-2014	48,022,000	48,088,836
FNMA	0.38	3-16-2015	65,500,000	65,596,965
Overseas Private Investment Corporation ±§(i)	0.11	10-15-2027	95,000,000	95,000,000
Overseas Private Investment Corporation Series 6 ±§(i)	0.11	9-30-2031	7,000,000	7,000,000
Overseas Private Investment Corporation Series 7 ±§(i)	0.11	9-30-2031	11,000,000	11,000,000
Overseas Private Investment Corporation Series 2 ±§(i)	0.11	9-30-2031	5,000,000	5,000,000
Overseas Private Investment Corporation Series 4 ±§(i)	0.11	9-30-2031	3,400,000	3,400,000
Overseas Private Investment Corporation Series 1 ±§(i)	0.11	9-30-2031	5,000,000	5,000,000
Overseas Private Investment Corporation ±§(i)	0.11	9-30-2031	12,700,000	12,700,000

Total Government Agency Debt (Cost $11,793,598,495)				11,793,598,495

Municipal Obligations: 0.80%

Arizona: 0.06%

Variable Rate Demand Notes ø: 0.06%
Maricopa County AZ IDA MFHR Las Gardenias Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	4-15-2033	1,540,000	1,540,000
Maricopa County AZ IDA Villas Solanas Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	11-15-2032	9,000,000	9,000,000
Phoenix AZ IDA Copper Palms Apartments Project (Housing Revenue, FHLMC LIQ)	0.08	2-1-2030	4,650,000	4,650,000

				15,190,000

California: 0.04%

Variable Rate Demand Notes ø: 0.04%
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Eastridge Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	6-15-2030	2,445,000	2,445,000
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Gaia Building Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	9-15-2032	260,000	260,000
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Reardon Heights (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	5-15-2038	3,000,000	3,000,000
California Statewide Communities Various Housing Hermosa Vista Apartments Series XX (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	5-15-2036	4,000,000	4,000,000

				9,705,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Government Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Florida: 0.15%

Variable Rate Demand Notes ø: 0.15%
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08%	6-15-2034	$6,995,000	$6,995,000
Brevard County FL HFA Wickham Club Apartments Series A (Housing Revenue, FNMA LIQ)	0.08	8-15-2037	2,520,000	2,520,000
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured, FNMA LIQ)	0.08	4-15-2039	6,295,000	6,295,000
Manatee County FL HFA Center Court Apartments Project Series A (Housing Revenue, SunTrust Bank LOC)	0.08	5-1-2032	4,845,000	4,845,000
Orange County FL HFA Glenn Apartments Series D (Housing Revenue, FNMA LOC)	0.14	7-15-2034	440,000	440,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.08	8-15-2035	7,060,000	7,060,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.08	5-15-2038	6,630,000	6,630,000

				34,785,000

Georgia: 0.02%

Variable Rate Demand Notes ø: 0.02%
Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	12-15-2039	3,325,000	3,325,000
Gwinnett County GA Housing Authority Greens Apartment Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	6-15-2025	1,650,000	1,650,000

				4,975,000

Illinois: 0.00%

Variable Rate Demand Note ø: 0.00%
Peoria IL MFHR Oak Woods Apartment Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	10-15-2028	1,000,000	1,000,000

Minnesota: 0.10%

Variable Rate Demand Notes ø: 0.10%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	1-15-2038	16,865,000	16,865,000
New Brighton MN MFHR Golden Pond Housing Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	7-15-2032	3,120,000	3,120,000
Oakdale MN Cottage Homesteads of Aspen (Housing Revenue, FHLMC LOC)	0.11	6-1-2045	3,000,000	3,000,000

				22,985,000

Nevada: 0.01%

Variable Rate Demand Note ø: 0.01%
Nevada Housing Development MFHR Golden Apartments Project (Housing Revenue, FHLMC LIQ)	0.10	10-1-2037	1,900,000	1,900,000

New Hampshire: 0.01%

Variable Rate Demand Note ø: 0.01%
New Hampshire HFA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	4-15-2016	2,700,000	2,700,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York: 0.26%

Variable Rate Demand Notes ø: 0.26%
New York HFA 38th Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08%	5-15-2033	$7,000,000	$7,000,000
New York HFA 70 Battery Place Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-15-2029	15,500,000	15,500,000
New York HFA North End Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2036	2,500,000	2,500,000
New York HFA Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2033	12,700,000	12,700,000
New York HFA Tower 31 Housing Project Series A (Housing Revenue, FHLMC LIQ)	0.08	11-1-2036	1,100,000	1,100,000
New York HFA Tribeca Park Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2029	1,900,000	1,900,000
New York HFA Tribeca Park Housing Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2029	2,000,000	2,000,000
New York HFA West 33rd Street Housing Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	11-15-2036	2,900,000	2,900,000
New York NY Housing Development Corporation 155 West 21st Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2037	6,500,000	6,500,000
New York NY Housing Development Corporation MFHR Ogden Avenue Apartments II Series A (Housing Revenue, FHLMC LOC)	0.08	3-1-2038	2,500,000	2,500,000
New York NY Housing Development Corporation Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	11-15-2031	2,000,000	2,000,000
New York NY Housing Development Corporation Westport Development Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	6-15-2034	4,400,000	4,400,000

				61,000,000

Washington: 0.15%

Variable Rate Demand Notes ø: 0.15%
Washington Housing Finance Commission Ballinger Court Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	9-15-2037	2,400,000	2,400,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	12-15-2036	2,780,000	2,780,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	8-15-2039	3,365,000	3,365,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	6-15-2037	6,125,000	6,125,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	6-15-2037	1,155,000	1,155,000
Washington Housing Finance Commission Seasons Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	12-15-2040	14,660,000	14,660,000
Washington Housing Finance Commission Vintage Silverdale Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	9-15-2039	3,000,000	3,000,000
Washington Housing Finance Commission Wandering Creek Project (Housing Revenue, FHLMC LIQ)	0.11	1-1-2026	2,200,000	2,200,000

				35,685,000

Total Municipal Obligations (Cost $189,925,000)				189,925,000

Repurchase Agreements ^^: 46.11%
Bank of America Corporation, dated 7-31-2014, maturity value $395,000,988 (1)	0.09	8-1-2014	395,000,000	395,000,000
Bank of Nova Scotia, dated 7-31-2014, maturity value $1,045,002,613 (2)	0.09	8-1-2014	1,045,000,000	1,045,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Government Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
Barclays Capital Incorporated, dated 7-31-2014, maturity value $50,000,083 (3)	0.06%	8-1-2014	$50,000,000	$50,000,000
BNP Paribas Securities Corporation, dated 7-31-2014, maturity value $700,001,750 (4)	0.09	8-1-2014	700,000,000	700,000,000
Citibank NA, dated 7-31-2014, maturity value $250,000,625 (5)	0.09	8-1-2014	250,000,000	250,000,000
Citibank NA, dated 7-31-2014, maturity value $250,004,375 (6)	0.09	8-7-2014	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-29-2014, maturity value $250,003,403 (7)	0.07	8-5-2014	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-31-2014, maturity value $500,001,250 (8)	0.09	8-1-2014	500,000,000	500,000,000
Credit Agricole SA, dated 7-31-2014, maturity value $1,400,003,889 (9)	0.10	8-1-2014	1,400,000,000	1,400,000,000
Credit Agricole SA, dated 7-31-2014, maturity value $239,750,466 (10)	0.07	8-1-2014	239,750,000	239,750,000
Credit Agricole SA, dated 7-31-2014, maturity value $300,000,583 (11)	0.07	8-1-2014	300,000,000	300,000,000
Credit Suisse Securities, dated 7-31-2014, maturity value $250,000,625 (12)	0.09	8-1-2014	250,000,000	250,000,000
Deutsche Bank Securities, dated 7-31-2014, maturity value $500,001,389 (13)	0.10	8-1-2014	500,000,000	500,000,000
Federal Reserve Bank of New York, dated 7-31-2014, maturity value $2,350,003,264 (14)	0.05	8-1-2014	2,350,000,000	2,350,000,000
JPMorgan Securities, dated 7-31-2014, maturity value $1,250,003,125 (15)	0.09	8-1-2014	1,250,000,000	1,250,000,000
RBC Capital Markets, dated 7-1-2014, maturity value $500,087,500 (16)±§¢	0.09	9-9-2014	500,000,000	500,000,000
RBC Capital Markets, dated 7-31-2014, maturity value $500,001,250 (17)	0.09	8-1-2014	500,000,000	500,000,000
SG Americas Securities, dated 7-31-2014, maturity value $150,000,375 (18)	0.09	8-1-2014	150,000,000	150,000,000

Total Repurchase Agreements (Cost $10,879,750,000)				10,879,750,000

Treasury Debt: 3.13%
U.S. Treasury Bond	11.25	2-15-2015	390,000,000	413,515,966
U.S. Treasury Note	2.38	8-31-2014	235,000,000	235,426,528
U.S. Treasury Note	2.63	12-31-2014	20,000,000	20,207,140
U.S. Treasury Note	4.00	2-15-2015	28,000,000	28,592,551
U.S. Treasury Note	4.25	11-15-2014	40,000,000	40,473,832

Total Treasury Debt (Cost $738,216,017)				738,216,017

Total investments in securities
(Cost $23,601,489,512) *	100.02%	23,601,489,512
Other assets and liabilities, net	(0.02)	(3,987,690)

Total net assets	100.00%	$23,597,501,822

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(i)	Illiquid security

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 6.00%, 8-1-2033 to 11-1-2043, fair value including accrued interest is $406,850,000.

(2)	U.S. government securities, 2.25% to 5.00%, 7-31-2021 to 5-1-2044, fair value including accrued interest is $1,076,227,270.

(3)	U.S. government securities, 4.00%, 7-20-2044, fair value including accrued interest is $51,500,001.

(4)	U.S. government securities, 2.50% to 5.50%, 10-1-2025 to 7-20-2044, fair value including accrued interest is $721,000,001.

(5)	U.S. government securities, 1.63% to 7.00%, 4-1-2017 to 6-1-2044, fair value including accrued interest is $257,500,000.

(6)	U.S. government securities, 1.63% to 7.00%, 9-1-2018 to 12-15-2048, fair value including accrued interest is $257,500,001.

(7)	U.S. government securities, 1.38% to 10.0%, 9-15-2016 to 6-15-2049, fair value including accrued interest is $257,225,661.

(8)	U.S. government securities, 0.25% to 9.50%, 5-15-2015 to 7-20-2044, fair value including accrued interest is $511,683,585.

(9)	U.S. government securities, 0.13% to 8.00%, 1-13-2015 to 9-1-2031, fair value including accrued interest is $1,441,919,252.

(10)	U.S. government securities, 0.00% to 9.25%, 8-7-2014 to 2-15-2044, fair value including accrued interest is $244,545,008.

(11)	U.S. government securities, 0.00% to 2.75%, 8-28-2014 to 11-15-2042, fair value including accrued interest is $306,000,024.

(12)	U.S. government securities, 0.13% to 2.00%, 4-15-2015 to 1-15-2024, fair value including accrued interest is $255,000,628.

(13)	U.S. government securities, 3.00% to 3.50%, 11-15-2042 to 4-20-2043, fair value including accrued interest is $515,000,000.

(14)	U.S. government securities, 2.38%, 5-31-2018, fair value including accrued interest is $2,350,003,350.

(15)	U.S. government securities, 2.50% to 7.50%, 4-19-2017 to 9-1-2042, fair value including accrued interest is $1,287,501,555.

(16)	U.S. government securities, 2.34% to 5.00%, 8-1-2026 to 7-20-2044, fair value including accrued interest is $515,000,109.

(17)	U.S. government securities, 2.24% to 4.50%, 9-1-2025 to 7-20-2044, fair value including accrued interest is $515,000,000.

(18)	U.S. government securities, 1.00% to 4.50%, 3-8-2017 to 7-1-2044, fair value including accrued interest is $154,497,114.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2014 (unaudited)	Wells Fargo Advantage Government Money Market Fund	15

Assets
Investments
In unaffiliated securities, at amortized cost	$12,721,739,512
In repurchase agreements, at amortized cost	10,879,750,000

Total investments, at amortized cost	23,601,489,512
Cash	48,397
Receivable for investments sold	700,000
Receivable for Fund shares sold	553,000
Receivable for interest	49,031,686
Receivable from adviser	1,903,256

Total assets	23,653,725,851

Liabilities
Dividends payable	112,354
Payable for investments purchased	50,143,313
Payable for Fund shares redeemed	1,856,224
Distribution fees payable	4,676
Administration fees payable	2,483,945
Accrued expenses and other liabilities	1,623,517

Total liabilities	56,224,029

Total net assets	$23,597,501,822

NET ASSETS CONSIST OF
Paid-in capital	$23,597,523,228
Overdistributed net investment income	(32,091)
Accumulated net realized gains on investments	10,685

Total net assets	$23,597,501,822

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$383,574,105
Shares outstanding – Class A1	383,575,740
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$662,301,777
Shares outstanding – Administrator Class[1]	662,302,988
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$18,646,944,161
Shares outstanding – Institutional Class[1]	18,647,006,543
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$3,889,053,091
Shares outstanding – Service Class[1]	3,889,071,109
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$15,628,688
Shares outstanding – Sweep Class[1]	15,628,752
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Money Market Fund	Statement of operations—six months ended July 31, 2014 (unaudited)

Investment income
Interest	$11,121,027

Expenses
Advisory fee	11,758,943
Administration fees
Fund level	4,263,299
Class A	427,488
Administrator Class	301,511
Institutional Class	7,503,211
Service Class	2,251,133
Sweep Class	17,955
Shareholder servicing fees
Class A	485,238
Administrator Class	299,997
Service Class	4,657,626
Sweep Class	20,403
Distribution fees
Sweep Class	28,564
Custody and accounting fees	614,309
Professional fees	24,902
Registration fees	45,097
Shareholder report expenses	38,347
Trustees’ fees and expenses	4,053
Other fees and expenses	185,251

Total expenses	32,927,327
Less: Fee waivers and/or expense reimbursements	(22,982,199)

Net expenses	9,945,128

Net investment income	1,175,899

Net realized gains on investments	8,364

Net increase in net assets resulting from operations	$1,184,263

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Government Money Market Fund	17

	Six months ended July 31, 2014 (unaudited)		Year ended January 31, 2014

Operations
Net investment income		$1,175,899		$2,936,399
Net realized gains on investments		8,364		12,285

Net increase in net assets resulting from operations		1,184,263		2,948,684

Distributions to shareholders from
Net investment income
Class A		(19,431)		(45,104)
Administrator Class		(30,151)		(53,593)
Institutional Class		(937,896)		(2,323,919)
Service Class		(187,595)		(511,223)
Sweep Class		(826)		(2,560)
Net realized gains
Class A		0		(151)
Administrator Class		0		(199)
Institutional Class		0		(7,936)
Service Class		0		(1,671)
Sweep Class		0		(7)

Total distributions to shareholders		(1,175,899)		(2,946,363)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	199,674,686	199,674,686	809,034,920	809,034,920
Administrator Class	2,667,097,749	2,667,097,749	4,612,739,680	4,612,739,680
Institutional Class	96,151,231,827	96,151,231,827	204,743,170,569	204,743,170,569
Service Class	13,146,233,181	13,146,233,181	39,152,391,706	39,152,391,706
Sweep Class	23,289,463	23,289,463	121,308,028	121,308,028

		112,187,526,906		249,438,644,903

Reinvestment of distributions
Class A	18,237	18,237	42,338	42,338
Administrator Class	19,127	19,127	29,458	29,458
Institutional Class	452,807	452,807	1,104,944	1,104,944
Service Class	17,615	17,615	40,931	40,931
Sweep Class	826	826	2,558	2,558

		508,612		1,220,229

Payment for shares redeemed
Class A	(222,607,542)	(222,607,542)	(967,264,663)	(967,264,663)
Administrator Class	(2,600,836,971)	(2,600,836,971)	(4,425,158,038)	(4,425,158,038)
Institutional Class	(98,297,824,047)	(98,297,824,047)	(206,713,689,714)	(206,713,689,714)
Service Class	(13,397,617,961)	(13,397,617,961)	(41,452,574,024)	(41,452,574,024)
Sweep Class	(25,905,708)	(25,905,708)	(126,064,197)	(126,064,197)

		(114,544,792,229)		(253,684,750,636)

Net decrease in net assets resulting from capital share transactions		(2,356,756,711)		(4,244,885,504)

Total decrease in net assets		(2,356,748,347)		(4,244,883,183)

Net assets
Beginning of period		25,954,250,169		30,199,133,352

End of period		$23,597,501,822		$25,954,250,169

Overdistributed net investment income		$(32,091)		$(32,091)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
CLASS A		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	1.22%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.60%	0.58%	0.65%	0.64%
Net expenses	0.08%	0.10%	0.17%	0.12%	0.22%	0.28%	0.64%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	1.29%
Supplemental data
Net assets, end of period (000s omitted)	$383,574	$406,489	$564,676	$937,172	$1,078,873	$777,462	$1,101,904

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.02%	1.50%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.35%	0.39%	0.37%
Net expenses	0.08%	0.09%	0.17%	0.12%	0.21%	0.28%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%	1.42%
Supplemental data
Net assets, end of period (000s omitted)	$662,302	$596,022	$408,411	$608,948	$547,278	$788,478	$1,780,294

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.03%	0.08%	1.65%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.23%	0.27%	0.26%
Net expenses	0.08%	0.10%	0.17%	0.12%	0.20%	0.21%	0.22%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%	0.10%	1.42%
Supplemental data
Net assets, end of period (000s omitted)	$18,646,944	$20,793,077	$22,762,489	$26,412,568	$19,760,296	$20,661,470	$42,393,921

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
SERVICE CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.52%	0.56%	0.54%
Net expenses	0.08%	0.10%	0.17%	0.12%	0.22%	0.28%	0.51%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	1.31%
Supplemental data
Net assets, end of period (000s omitted)	$3,889,053	$4,140,419	$6,440,560	$5,256,816	$5,820,697	$4,595,307	$6,342,777

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
SWEEP CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.96%	0.96%	0.94%
Net expenses	0.08%	0.10%	0.17%	0.12%	0.22%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$15,629	$18,244	$22,998	$101,911	$127,791

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Money Market Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

24	Wells Fargo Advantage Government Money Market Fund	Notes to financial statements (unaudited)

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptionsin determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Money Market Fund	25

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.50% for Service Class shares, and 1.00% for Sweep Class shares. For the six months ended July 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets for Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Government Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage Government Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Government Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an

30	Wells Fargo Advantage Government Money Market Fund	Other information (unaudited)

independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the average performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all share classes except for the Institutional Class, the net operating expense ratio for which was in range of the median net operating expense ratio of its expense Group. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	31

factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

32	Wells Fargo Advantage Government Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

227175 09-14 SA303/SAR303 07-14

Wells Fargo Advantage

Heritage Money Market FundSM

Semi-Annual Report

July 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Heritage Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Heritage Money Market Fund for the six-month period that ended July 31, 2014. The past six months were marked by an accommodative monetary policy that kept short-term yields low and significant changes to the regulation of money market funds adopted by the Securities and Exchange Commission (SEC) that will be implemented over a two-year time frame. Despite the challenges of low yields and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past six months, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Although the quantitative easing program is being scaled back and will likely soon cease, monetary policy still remains extremely accommodative. Further, Fed officials have said that “even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Federal Open Market Committee views as normal in the longer run.”

Less supply of short-term investment securities also held down yields. Banks have been curtailing their issuance of shorter maturities as they move into compliance with the Basel liquidity coverage ratio, while others are trimming the size of their repurchase agreement (repo) books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve significant changes to regulations governing money market funds. The most significant of these changes are scheduled to take place over a two-year period with final implementation required by late 2016.

There are several structural changes to money market funds included in the new rules. Institutional prime and institutional municipal money market funds will be required to transact at a market-based, or variable, net asset value (NAV), as opposed to a stable NAV of $1.00 per share. Meanwhile, government and retail money market funds will be exempt from the floating NAV requirement. The SEC has also provided funds with two new measures intended to protect investors and the broader financial system in the rare event that a money market fund’s liquidity becomes materially impaired. Namely, a distressed fund may impose a fee on all redemptions of up to 2% (referred to as a “liquidity fee”) or prevent shareholder redemptions for a limited period of time (referred to as a “redemption gate”). The rule also includes additional requirements, including increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter portfolio diversification requirements, and enhanced stress-testing measures. As we gain further clarity on the impacts of these additional money market fund regulations, we will continue to provide updates and information.

Despite the structural and operational changes ahead, we do not anticipate broad changes to the way we manage our funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Letter to shareholders (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Heritage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of July 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (SHMXX)	6-29-1995	0.01	0.02	1.62	0.34	0.34
Institutional Class (SHIXX)	3-31-2000	0.01	0.07	1.74	0.22	0.20
Select Class (WFJXX)	6-29-2007	0.07	0.14	1.79	0.18	0.13
Service Class (WHTXX)	6-30-2010	0.01	0.02	1.62	0.51	0.43

Yield summary3 (%) as of July 31, 2014

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.01	0.01	0.07	0.01
7-day compound yield	0.01	0.01	0.07	0.01
30-day simple yield	0.01	0.01	0.07	0.01
30-day compound yield	0.01	0.01	0.07	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website—wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	5

Portfolio composition as of July 31, 2014[4]

Weighted average maturity[5] as of July 31, 2014
30 days

Weighted average life[6] as of July 31, 2014
48 days

Effective maturity distribution as of July 31, 2014[4]

1.	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Service Class shares prior to their inception reflects the performance of Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to Service Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class, and 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.15)%, (0.03)%, 0.01% and (0.32)% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

4.	Amounts are subject to change and are calculated based on the total investments of the Fund.

5.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

6.	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average final maturity of 120 calendar days or less.

6	Wells Fargo Advantage Heritage Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2014	Ending account value 7-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$0.89	0.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90	0.18%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.89	0.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90	0.18%
Select Class
Actual	$1,000.00	$1,000.32	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$0.89	0.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90	0.18%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 42.01%
Abbey National Treasury Services plc	0.08%	8-1-2014	$712,000,000	$712,000,000
Abbey National Treasury Services plc ±	0.31	3-4-2015	306,000,000	306,000,000
ABN AMRO Funding LLC	0.10	8-1-2014	123,000,000	123,000,000
Agricultural Bank China	0.26	8-1-2014	213,000,000	213,000,000
Agricultural Bank China	0.26	8-4-2014	315,000,000	314,999,475
Banco del Estado de Chile	0.23	9-5-2014	115,000,000	115,000,000
Banco del Estado de Chile ±	0.29	12-10-2014	133,000,000	133,000,000
Bank of Montreal	0.17	9-5-2014	147,000,000	147,000,000
Bank of Montreal	0.17	10-2-2014	174,000,000	174,000,000
Bank of Montreal	0.18	8-26-2014	128,000,000	128,000,000
Bank of Montreal	0.18	9-17-2014	94,000,000	94,000,000
Bank of Montreal	0.18	10-14-2014	134,000,000	134,000,000
Bank of Montreal	0.18	10-15-2014	200,000,000	200,000,000
Bank of Montreal ±	0.95	12-22-2014	49,000,000	49,146,510
Bank of Nova Scotia ±	0.24	3-4-2015	134,000,000	134,000,000
Bank of Nova Scotia ±	0.24	6-29-2015	124,000,000	124,000,000
Bank of Nova Scotia	0.42	2-19-2015	45,000,000	45,044,696
Bank of Tokyo-Mitsubishi LLC	0.11	8-6-2014	177,000,000	177,000,000
Bank of Tokyo-Mitsubishi LLC	0.20	8-6-2014	148,000,000	148,000,411
Bank of Tokyo-Mitsubishi LLC	0.25	8-19-2014	34,000,000	34,001,357
BNP Paribas SA	0.07	8-1-2014	729,000,000	729,000,000
China Construction Bank Corporation ±	0.41	3-25-2015	245,000,000	245,000,000
Cooperatieve Centrale ±	0.26	8-26-2014	28,000,000	28,000,661
Cooperatieve Centrale ±	0.26	2-3-2015	100,000,000	100,025,331
Cooperatieve Centrale ±	0.28	2-27-2015	140,000,000	140,000,000
Cooperatieve Centrale ±	0.28	4-13-2015	141,000,000	141,000,000
Credit Agricole Corporate and Investment Banking	0.08	8-1-2014	712,000,000	712,000,000
Credit Industriel et Commercial (New York)	0.10	8-1-2014	693,000,000	693,000,000
Credit Industriel et Commercial (New York)	0.12	8-7-2014	294,000,000	294,000,000
DG Bank (New York)	0.20	8-8-2014	70,000,000	70,000,000
Fortis Funding LLC	0.07	8-1-2014	915,000,000	915,000,000
ING (U.S.) Funding LLC	0.10	8-1-2014	93,000,000	93,000,000
KBC Bank	0.11	8-1-2014	744,000,000	744,000,000
KBC Bank	0.13	8-5-2014	273,000,000	273,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	9-5-2014	51,000,000	51,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	10-1-2014	106,000,000	106,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	10-2-2014	106,000,000	106,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	8-15-2014	261,000,000	261,000,000
Mizuho Bank Limited	0.15	8-25-2014	130,000,000	130,000,000
Mizuho Bank Limited	0.15	8-26-2014	55,000,000	55,000,000
Mizuho Bank Limited	0.20	9-5-2014	181,000,000	181,000,000
Mizuho Bank Limited	0.20	10-28-2014	172,000,000	172,000,000
National Bank of Kuwait	0.10	8-1-2014	324,000,000	324,000,000
Natixis (Cayman Islands)	0.08	8-1-2014	480,700,000	480,700,000
Natixis (New York)	0.37	10-31-2014	200,000,000	200,000,000
Nordea Bank AB	0.20	9-29-2014	341,000,000	341,022,315
Norinchukin Bank	0.19	8-29-2014	200,000,000	200,000,000
Norinchukin Bank	0.20	8-19-2014	31,000,000	31,000,000
Norinchukin Bank	0.20	9-5-2014	121,000,000	121,000,000
Norinchukin Bank	0.20	9-29-2014	125,000,000	125,000,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Norinchukin Bank	0.20%	10-3-2014	$90,000,000	$90,000,000
Norinchukin Bank	0.20	10-31-2014	119,000,000	119,000,000
Norinchukin Bank	0.21	8-18-2014	36,000,000	36,000,169
Norinchukin Bank	0.21	8-26-2014	32,500,000	32,500,000
Oversea-Chinese Banking Corporation	0.19	10-8-2014	90,000,000	89,998,300
Royal Bank of Canada ±	0.25	10-17-2014	115,000,000	115,000,000
Skandinaviska Enskilda Banken AG	0.05	8-1-2014	173,000,000	173,000,000
Skandinaviska Enskilda Banken AG	0.25	8-26-2014	55,000,000	55,002,667
Skandinaviska Enskilda Banken AG	0.25	8-27-2014	135,000,000	135,000,000
Societe Generale	0.10	8-1-2014	772,000,000	772,000,000
Societe Generale ±	0.28	10-31-2014	140,000,000	140,000,000
Societe Generale ±	0.36	9-12-2014	134,000,000	134,000,000
Standard Chartered Bank	0.17	8-4-2014	177,000,000	177,000,000
Standard Chartered Bank	0.18	10-28-2014	103,000,000	103,000,000
Standard Chartered Bank	0.22	10-16-2014	98,000,000	98,000,000
Standard Chartered Bank	0.24	11-3-2014	74,000,000	74,000,000
Standard Chartered Bank	0.28	12-29-2014	100,000,000	100,000,000
Standard Chartered Bank ±	0.34	1-20-2015	250,000,000	250,000,000
Sumitomo Mitsui Banking Corporation	0.21	8-19-2014	135,000,000	135,002,021
Sumitomo Mitsui Banking Corporation	0.21	9-2-2014	145,000,000	144,999,999
Sumitomo Mitsui Banking Corporation ±	0.22	9-19-2014	133,000,000	133,000,000
Sumitomo Mitsui Banking Corporation	0.22	8-4-2014	13,000,000	13,000,032
Sumitomo Trust & Banking Corporation	0.22	8-4-2014	26,000,000	26,000,195
Swedbank	0.18	10-9-2014	137,000,000	137,000,000
Swedbank	0.20	11-10-2014	81,000,000	81,000,000
Swedbank ±	0.24	8-15-2014	290,000,000	290,000,000
Toronto-Dominion Bank	0.16	8-13-2014	177,000,000	177,000,000
Toronto-Dominion Bank	0.16	9-8-2014	80,000,000	80,000,000
Toronto-Dominion Bank ±	0.22	11-18-2014	161,000,000	161,000,000
Toronto-Dominion Bank ±	0.22	12-19-2014	51,000,000	51,000,000
Toronto-Dominion Bank ±	0.22	6-16-2015	97,000,000	97,000,000
Toronto-Dominion Bank ±	0.22	2-6-2015	171,000,000	171,000,000
Toronto-Dominion Bank ±	0.23	4-15-2015	223,000,000	223,000,000
Westpac Banking Corporation ±	0.23	2-18-2015	140,000,000	140,000,000

Total Certificates of Deposit (Cost $16,320,444,139)				16,320,444,139

Commercial Paper: 44.45%

Asset-Backed Commercial Paper: 19.22%
Anglesea Funding LLC 144A±	0.28	9-19-2014	100,000,000	100,000,000
Anglesea Funding LLC 144A±	0.28	9-19-2014	100,000,000	100,000,000
Anglesea Funding LLC 144A±	0.28	11-13-2014	270,000,000	270,000,000
Anglesea Funding LLC 144A(z)	0.15	8-1-2014	68,000,000	68,000,000
Anglesea Funding LLC 144A±	0.28	11-13-2014	13,000,000	13,000,000
Anglesea Funding LLC 144A±	0.30	9-17-2014	144,000,000	144,000,000
Antalis US Funding Corporation 144A(z)	0.25	9-30-2014	157,770,000	157,704,263
Aspen Funding Corporation 144A(z)	0.15	8-1-2014	76,000,000	76,000,000
Atlantic Asset Securitization LLC 144A(z)	0.20	9-10-2014	7,000,000	6,998,444
Bedford Row Funding Corporation 144A±	0.25	4-24-2015	70,300,000	70,295,698
Bedford Row Funding Corporation 144A±	0.25	1-9-2015	60,000,000	60,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Bennington Stark Capital Company LLC 144A±	0.35%	11-3-2014	$79,000,000	$78,996,964
Collateralized Commercial Paper Company LLC 144A(z)	0.33	12-29-2014	250,000,000	249,656,250
Collateralized Commercial Paper Company LLC 144A(z)	0.41	2-27-2015	165,000,000	164,605,375
Concord Minuteman Capital Company 144A(z)	0.21	8-5-2014	50,000,000	49,998,833
Concord Minutemen Capital Company 144A(z)	0.21	8-11-2014	76,000,000	75,995,567
Concord Minutemen Capital Company 144A(z)	0.21	8-12-2014	47,000,000	46,996,984
Concord Minutemen Capital Company 144A(z)	0.21	9-3-2014	32,000,000	31,993,840
Concord Minutemen Capital Company 144A(z)	0.21	9-8-2014	153,000,000	152,966,085
Concord Minutemen Capital Company 144A(z)	0.21	9-10-2014	23,000,000	22,994,633
Crown Point Capital Company LLC 144A(z)	0.21	9-9-2014	98,000,000	97,977,705
Crown Point Capital Company LLC 144A(z)	0.21	8-11-2014	38,000,000	37,997,783
Crown Point Capital Company LLC 144A(z)	0.21	8-12-2014	53,000,000	52,996,599
Crown Point Capital Company LLC 144A(z)	0.21	9-3-2014	32,000,000	31,993,840
Crown Point Capital Company LLC 144A(z)	0.21	9-8-2014	38,000,000	37,991,577
Crown Point Capital Company LLC 144A(z)	0.21	9-10-2014	22,000,000	21,994,867
Crown Point Capital Company LLC 144A(z)	0.21	9-11-2014	67,000,000	66,983,976
Gemini Securitization Corporation LLC (z)	0.13	8-1-2014	1,000,000	1,000,000
Gotham Funding Corporation 144A(z)	0.11	8-1-2014	37,000,000	37,000,000
Gotham Funding Corporation 144A(z)	0.16	8-6-2014	59,000,000	58,998,689
Gotham Funding Corporation 144A(z)	0.16	8-7-2014	16,000,000	15,999,573
Gotham Funding Corporation 144A(z)	0.16	8-19-2014	36,000,000	35,997,120
Gotham Funding Corporation 144A(z)	0.16	8-11-2014	95,117,000	95,112,728
Gotham Funding Corporation 144A(z)	0.17	8-12-2014	39,000,000	38,997,974
Gotham Funding Corporation 144A(z)	0.17	8-14-2014	33,000,000	32,997,974
Gotham Funding Corporation 144A(z)	0.17	8-27-2014	86,000,000	85,989,441
Hannover Funding Company LLC 144A(z)	0.18	8-4-2014	20,000,000	19,999,700
Hannover Funding Company LLC 144A(z)	0.18	8-11-2014	49,000,000	48,997,550
Hannover Funding Company LLC 144A(z)	0.18	8-12-2014	52,000,000	51,997,140
Hannover Funding Company LLC 144A(z)	0.18	8-13-2014	20,000,000	19,998,800
Hannover Funding Company LLC 144A(z)	0.19	8-18-2014	78,000,000	77,993,162
Hannover Funding Company LLC 144A(z)	0.20	8-19-2014	39,000,000	38,996,100
Institutional Secured Funding LLC 144A(z)	0.37	8-1-2014	89,100,000	89,100,000
Institutional Secured Funding LLC 144A(z)	0.38	8-29-2014	163,000,000	162,951,824
Institutional Secured Funding LLC 144A(z)	0.38	8-12-2014	34,000,000	33,996,052
Kells Funding LLC 144A±	0.22	10-28-2014	126,000,000	125,996,471
Kells Funding LLC 144A±	0.23	12-11-2014	49,000,000	49,000,000
Kells Funding LLC 144A±	0.23	12-12-2014	115,000,000	115,000,000
Kells Funding LLC 144A±	0.23	2-5-2015	35,000,000	34,998,375
Kells Funding LLC 144A±	0.23	2-13-2015	38,000,000	38,001,199
Kells Funding LLC 144A±	0.23	10-8-2014	107,000,000	106,997,971
Kells Funding LLC 144A±	0.23	10-20-2014	150,000,000	150,000,000
Kells Funding LLC 144A±	0.24	10-10-2014	251,000,000	251,000,000
Kells Funding LLC 144A±	0.24	5-15-2015	66,000,000	66,000,000
Kells Funding LLC 144A±	0.24	2-5-2015	19,000,000	19,002,081
Lexington Parker Capital Company LLC 144A(z)	0.21	9-3-2014	86,000,000	85,983,445
Lexington Parker Capital Company LLC 144A(z)	0.21	9-9-2014	38,000,000	37,991,355
Lexington Parker Capital Company LLC 144A(z)	0.21	9-10-2014	54,000,000	53,987,400
Lexington Parker Capital Company LLC 144A(z)	0.21	9-11-2014	22,000,000	21,994,738
Lexington Parker Capital Company LLC 144A(z)	0.23	8-1-2014	206,000,000	206,000,000
Liberty Street Funding LLC 144A(z)	0.15	8-11-2014	75,000,000	74,996,875

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Liberty Street Funding LLC 144A(z)	0.15%	8-19-2014	$29,000,000	$28,997,825
Liberty Street Funding LLC 144A(z)	0.17	8-5-2014	92,000,000	91,998,262
Liberty Street Funding LLC 144A(z)	0.17	8-12-2014	31,000,000	30,998,390
Liberty Street Funding LLC 144A(z)	0.18	8-14-2014	61,000,000	60,996,035
Liberty Street Funding LLC 144A(z)	0.18	8-25-2014	47,000,000	46,994,360
Liberty Street Funding LLC 144A(z)	0.18	8-28-2014	42,000,000	41,994,330
Liberty Street Funding LLC 144A(z)	0.19	9-12-2014	20,000,000	19,995,567
Liberty Street Funding LLC 144A(z)	0.19	9-24-2014	24,000,000	23,993,160
Liberty Street Funding LLC 144A(z)	0.19	9-26-2014	75,000,000	74,977,833
Liberty Street Funding LLC 144A(z)	0.19	10-1-2014	46,000,000	45,985,191
Liberty Street Funding LLC 144A(z)	0.19	10-3-2014	20,000,000	19,993,350
Liberty Street Funding LLC 144A(z)	0.19	10-9-2014	25,000,000	24,990,896
LMA Americas LLC 144A(z)	0.11	8-1-2014	28,000,000	28,000,000
LMA Americas LLC 144A(z)	0.26	10-7-2014	70,000,000	69,966,128
LMA Americas LLC 144A(z)	0.26	10-8-2014	41,300,000	41,279,717
Manhattan Asset Funding Company LLC 144A(z)	0.18	8-18-2014	96,000,000	95,991,840
Manhattan Asset Funding Company LLC 144A(z)	0.18	8-22-2014	9,000,000	8,999,055
Manhattan Asset Funding Company LLC 144A(z)	0.19	8-6-2014	77,966,000	77,963,909
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-4-2014	7,267,000	7,266,879
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-5-2014	43,150,000	43,149,041
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-7-2014	12,136,000	12,135,595
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-8-2014	18,000,000	17,999,300
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-11-2014	95,443,000	95,437,698
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-19-2014	66,000,000	65,993,400
Manhattan Asset Funding Company LLC 144A(z)	0.20	9-17-2014	36,000,000	35,990,600
Matchpoint Master Trust 144A(z)	0.11	8-1-2014	57,000,000	57,000,000
Mountcliff Funding LLC 144A(z)	0.15	8-1-2014	240,000,000	240,000,000
Newport Funding Corporation 144A(z)	0.15	8-1-2014	74,000,000	74,000,000
Old Line Funding LLC 144A(z)	0.22	12-16-2014	27,000,000	26,977,395
Old Line Funding LLC 144A(z)	0.23	9-9-2014	28,000,000	27,993,023
Regency Markets No.1 LLC 144A(z)	0.14	8-18-2014	50,814,000	50,810,641
Rhein-Main Securitization Limited 144A(z)	0.22	8-6-2014	101,000,000	100,996,914
Rhein-Main Securitization Limited 144A(z)	0.32	8-18-2014	35,048,000	35,042,704
Ridgefield Funding Company LLC 144A(z)	0.12	8-1-2014	80,000,000	80,000,000
Ridgefield Funding Company LLC 144A±	0.20	2-17-2015	134,000,000	133,974,260
Ridgefield Funding Company LLC 144A(z)	0.21	9-15-2014	57,000,000	56,985,038
Starbird Funding Corporation 144A(z)	0.11	8-1-2014	19,000,000	19,000,000
Sydney Capital Corporation 144A(z)	0.20	9-24-2014	47,900,000	47,885,989
Sydney Capital Corporation 144A(z)	0.20	9-12-2014	20,000,000	19,995,333
Thunder Bay Funding LLC 144A(z)	0.23	9-3-2014	55,142,000	55,130,374
Victory Receivables 144A(z)	0.13	8-1-2014	81,010,000	81,010,000
Victory Receivables 144A(z)	0.16	8-4-2014	66,604,000	66,603,112
Victory Receivables 144A(z)	0.16	8-6-2014	73,000,000	72,998,378
Victory Receivables 144A(z)	0.16	8-7-2014	29,000,000	28,999,227
Victory Receivables 144A(z)	0.16	8-11-2014	75,000,000	74,996,667
Victory Receivables 144A(z)	0.16	8-13-2014	104,000,000	103,994,453
Victory Receivables 144A(z)	0.16	8-19-2014	51,000,000	50,995,920
Victory Receivables 144A(z)	0.16	8-25-2014	23,792,000	23,789,462
Victory Receivables 144A(z)	0.16	8-28-2014	40,577,000	40,572,131
White Plains Capital Company LLC 144A(z)	0.25	8-4-2014	51,000,000	50,998,938

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
White Point Funding Incorporated 144A(z)	0.28%	8-8-2014	$23,060,000	$23,058,745
Working Capital Management Company 144A(z)	0.15	8-5-2014	22,000,000	21,999,633
Working Capital Management Company 144A(z)	0.15	8-7-2014	16,000,000	15,999,600

				7,465,109,318

Financial Company Commercial Paper: 17.70%
ANZ New Zealand International Limited 144A±	0.23	9-16-2014	105,000,000	105,000,901
Australia & New Zealand Banking Group 144A±	0.23	11-18-2014	88,000,000	88,000,000
Banco de Credito e Inversiones 144A(z)	0.42	10-27-2014	92,000,000	91,906,620
Banco del Estado de Chile 144A(z)	0.27	9-3-2014	54,000,000	53,986,635
Banco del Estado de Chile 144A(z)	0.27	9-10-2014	37,000,000	36,988,900
Banco del Estado de Chile 144A(z)	0.27	9-15-2014	26,000,000	25,991,225
Banco del Estado de Chile 144A(z)	0.28	9-26-2014	77,000,000	76,966,462
Banco del Estado de Chile 144A(z)	0.30	10-8-2014	31,000,000	30,982,433
Banco Santander Chile 144A(z)	0.32	9-12-2014	106,000,000	105,960,426
Banco Santander Chile 144A(z)	0.34	8-13-2014	37,000,000	36,995,807
Banco Santander Chile 144A(z)	0.34	8-19-2014	34,000,000	33,994,220
Banco Santander Chile 144A(z)	0.34	8-27-2014	27,000,000	26,993,370
BNP Paribas Finance Incorporated (z)	0.41	1-14-2015	250,000,000	249,527,361
Caisse Centrale Desjardins du Quebec 144A(z)	0.16	8-11-2014	127,000,000	126,994,532
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-26-2014	124,000,000	123,965,280
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-29-2014	71,000,000	70,979,055
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-30-2014	143,000,000	142,957,100
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	10-6-2014	78,000,000	77,974,260
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	10-9-2014	94,000,000	93,967,570
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	10-30-2014	58,000,000	57,971,000
Caisse Centrale Desjardins du Quebec 144A±	0.24	1-23-2015	58,000,000	57,995,587
Caisse Centrale Desjardins du Quebec 144A±	0.25	10-23-2014	166,000,000	166,000,417
CDP Financial Incorporated 144A(z)	0.15	9-8-2014	21,000,000	20,996,675
CDP Financial Incorporated 144A(z)	0.19	11-3-2014	36,000,000	35,982,140
Commonwealth Bank of Australia 144A±	0.23	7-2-2015	58,000,000	58,000,000
Commonwealth Bank of Australia 144A±	0.23	5-22-2015	53,000,000	53,000,000
Commonwealth Bank of Australia 144A±	0.24	5-20-2015	81,000,000	81,000,000
Commonwealth Bank of Australia 144A±	0.24	6-18-2015	133,000,000	132,994,070
CPPIB Capital Incorporated 144A(z)	0.14	8-21-2014	67,000,000	66,994,789
CPPIB Capital Incorporated 144A(z)	0.14	8-29-2014	126,000,000	125,986,280
DBS Bank Limited 144A(z)	0.22	12-8-2014	100,000,000	99,921,167
DBS Bank Limited 144A(z)	0.22	12-9-2014	97,000,000	96,922,939
DBS Bank Limited 144A(z)	0.22	12-10-2014	48,850,000	48,810,893
DNB Nor Bank ASA 144A(z)	0.12	8-18-2014	89,000,000	88,994,957
HSBC Bank plc 144A±	0.25	10-2-2014	136,000,000	136,000,000
JPMorgan Securities Incorporated 144A±	0.33	9-10-2014	139,000,000	139,000,000
Lloyds Bank plc (z)	0.06	8-1-2014	241,000,000	241,000,000
Macquarie Bank Limited 144A(z)	0.20	8-19-2014	15,000,000	14,998,500
Macquarie Bank Limited 144A(z)	0.20	9-15-2014	11,000,000	10,997,250
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	8-4-2014	118,000,000	117,998,328
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.21	8-8-2014	114,000,000	113,995,456
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.21	8-12-2014	127,000,000	126,992,045
N.V. Bank Nederlandse Gemeenten 144A(z)	0.20	12-10-2014	214,000,000	213,844,255
National Australia Funding Incorporated 144A±	0.22	3-10-2015	140,000,000	140,000,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Nederlandse Waterschapsbank NV 144A±	0.22%	11-10-2014	$45,000,000	$45,000,000
Nederlandse Waterschapsbank NV 144A±	0.24	10-29-2014	135,000,000	135,000,000
Nederlandse Waterschapsbank NV 144A±	0.24	12-23-2014	64,000,000	64,004,666
Nordea Bank AB 144A(z)	0.22	8-26-2014	28,500,000	28,495,646
NRW Bank 144A(z)	0.09	8-7-2014	225,000,000	224,996,625
NRW Bank 144A(z)	0.13	8-14-2014	236,000,000	235,989,110
NRW Bank 144A(z)	0.13	8-29-2014	138,000,000	137,986,047
Oversea-Chinese Banking Corporation (z)	0.20	9-9-2014	76,000,000	75,983,533
Shagang South Asia (z)	0.35	8-5-2014	15,000,000	14,999,417
Shagang South Asia (z)	0.35	8-6-2014	20,000,000	19,999,028
State Street Bank & Trust Company (z)	0.17	9-9-2014	110,000,000	109,979,742
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	8-5-2014	86,000,000	85,997,993
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	9-2-2014	142,000,000	141,973,493
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	9-3-2014	133,000,000	132,974,398
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	10-2-2014	150,000,000	149,945,750
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	10-3-2014	59,000,000	58,978,318
Suncorp Group Limited 144A(z)	0.26	9-18-2014	76,000,000	75,973,654
Suncorp Group Limited 144A(z)	0.27	8-20-2014	25,000,000	24,996,438
Suncorp Group Limited 144A(z)	0.29	10-15-2014	102,350,000	102,288,948
Suncorp Group Limited 144A(z)	0.30	10-16-2014	27,000,000	26,982,900
Suncorp Group Limited 144A(z)	0.30	11-10-2014	75,000,000	74,936,875
Swedbank (z)	0.17	8-21-2014	65,400,000	65,394,005
United Overseas Bank Limited 144A(z)	0.21	10-10-2014	46,000,000	45,981,217
United Overseas Bank Limited 144A(z)	0.23	11-19-2014	58,000,000	57,959,239
United Overseas Bank Limited 144A(z)	0.23	11-21-2014	43,000,000	42,969,231
United Overseas Bank Limited 144A(z)	0.28	2-9-2015	51,000,000	50,923,840
United Overseas Bank Limited 144A(z)	0.28	2-11-2015	112,000,000	111,831,004
United Overseas Bank Limited 144A(z)	0.28	2-25-2015	50,000,000	49,919,111
United Overseas Bank Limited 144A(z)	0.28	3-9-2015	40,000,000	39,931,556
United Overseas Bank Limited 144A(z)	0.28	3-16-2015	101,000,000	100,821,679
Westpac Banking Corporation 144A±	0.23	8-1-2014	162,000,000	162,000,000
Westpac Securities NZ Limited 144A±	0.23	9-4-2014	80,000,000	80,000,000
Westpac Securities NZ Limited 144A±	0.23	8-20-2014	52,000,000	52,000,000

				6,873,742,368

Other Commercial Paper: 7.53%
Caisse Des Depots et Consignations 144A(z)	0.15	9-8-2014	97,000,000	96,984,641
Caisse Des Depots et Consignations 144A(z)	0.16	8-18-2014	196,000,000	195,985,654
Caisse Des Depots et Consignations 144A(z)	0.16	9-26-2014	54,000,000	53,986,560
Caisse Des Depots et Consignations 144A(z)	0.17	10-6-2014	190,000,000	189,940,783
Caisse Des Depots et Consignations 144A(z)	0.17	10-9-2014	48,500,000	48,484,197
Caisse Des Depots et Consignations 144A(z)	0.18	10-17-2014	205,000,000	204,921,075
Caisse Des Depots et Consignations 144A(z)	0.18	10-20-2014	81,000,000	80,967,600
Caisse Des Depots et Consignations 144A(z)	0.18	10-24-2014	40,000,000	39,983,200
China International Marine Containers Company Limited (z)	0.35	8-6-2014	171,000,000	170,991,688
China International Marine Containers Company Limited (z)	0.35	8-7-2014	47,000,000	46,997,258
China International Marine Containers Company Limited (z)	0.38	8-13-2014	86,000,000	85,989,107
China Shipping Container Lines Company Limited (z)	0.35	8-1-2014	267,500,000	267,500,000
Chinatex Capital Limited (z)	0.35	8-4-2014	29,000,000	28,999,154
CNPC Finance 144A(z)	0.38	8-4-2014	103,000,000	102,996,738

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)
CNPC Finance 144A(z)	0.38%	8-7-2014	$32,000,000	$31,997,973
CNPC Finance 144A(z)	0.38	8-11-2014	83,525,000	83,516,183
CNPC Finance 144A(z)	0.38	8-14-2014	118,000,000	117,983,808
CNPC Finance 144A(z)	0.38	8-15-2014	68,000,000	67,989,951
CNPC Finance 144A(z)	0.38	8-26-2014	45,000,000	44,988,125
CNPC Finance 144A(z)	0.38	8-28-2014	74,000,000	73,978,910
COFCO Capital Corporation (z)	0.16	8-5-2014	36,700,000	36,699,348
COFCO Capital Corporation (z)	0.16	8-12-2014	28,700,000	28,698,597
COFCO Capital Corporation (z)	0.45	8-1-2014	100,000,000	100,000,000
Erste Abwicklungsanstalt 144A(z)	0.17	10-14-2014	65,000,000	64,977,286
Sinochem Company Limited (z)	0.15	8-4-2014	68,000,000	67,999,150
Sinochem Company Limited (z)	0.18	9-4-2014	50,000,000	49,991,500
Sinochem Company Limited (z)	0.18	9-5-2014	18,000,000	17,996,850
Sinochem Company Limited (z)	0.20	10-8-2014	68,000,000	67,974,311
Sinochem Company Limited (z)	0.40	8-14-2014	48,500,000	48,492,994
Toyota Motor Credit Corporation ±	0.22	3-6-2015	144,000,000	144,000,000
Toyota Motor Credit Corporation ±	0.20	9-10-2014	265,000,000	265,000,000

				2,927,012,641

Total Commercial Paper (Cost $17,265,864,327)				17,265,864,327

Municipal Obligations: 3.38%

Arizona: 0.02%

Variable Rate Demand Note ø: 0.02%
Glendale AZ IDA Thunderbird Garvin School Series A (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.11	7-1-2035	6,230,000	6,230,000

California: 0.15%

Other Municipal Debt: 0.07%
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	8-14-2014	10,500,000	10,500,000
San Francisco CA City & County Public Utilities Commission Water Revenue Series A2 (Water & Sewer Revenue)	0.14	8-13-2014	17,900,000	17,899,821

				28,399,821

Variable Rate Demand Notes ø: 0.08%
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.20	11-1-2041	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.15	9-1-2036	24,790,000	24,790,000

				29,790,000

Colorado: 0.70%

Variable Rate Demand Notes ø: 0.70%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.12	10-1-2033	13,140,000	13,140,000
Colorado HFA Class I Series B-1 (Housing Revenue, JPMorgan Chase & Company SPA)	0.10	10-1-2038	45,900,000	45,900,000
Colorado HFA Class I Series B-2 (Housing Revenue, JPMorgan Chase & Company SPA)	0.12	4-1-2038	12,385,000	12,385,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	0.12%	10-1-2033	$7,800,000	$7,800,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.10	5-1-2050	88,405,000	88,405,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.07	4-1-2040	67,035,000	67,035,000
Southern Ute Indian Tribe Reservation Colorado Series 2007 (Miscellaneous Revenue)	0.12	1-1-2027	39,160,000	39,160,000

				273,825,000

Georgia: 0.14%

Other Municipal Debt: 0.05%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.15	8-4-2014	19,355,000	19,355,000

Variable Rate Demand Note ø: 0.09%
Savannah GA College of Art & Design Series 2004-BD (Education Revenue, Bank of America NA LOC)	0.12	4-1-2024	33,500,000	33,500,000

Illinois: 0.28%

Variable Rate Demand Notes ø: 0.28%
Deutsche Bank Spears/Lifers Trust Series 300 (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.17	12-15-2033	29,205,000	29,205,000
Deutsche Bank Spears/Lifers Trust Series 331 (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.17	12-15-2034	80,945,000	80,945,000

				110,150,000

Iowa: 0.02%

Variable Rate Demand Note ø: 0.02%
Iowa Finance Authority SFMR Series C (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.14	1-1-2039	7,075,000	7,075,000

Louisiana: 0.04%

Variable Rate Demand Note ø: 0.04%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.20	2-1-2045	16,280,000	16,280,000

Maine: 0.15%

Variable Rate Demand Notes ø: 0.15%
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.12	11-15-2032	36,585,000	36,585,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA)	0.12	11-15-2041	23,000,000	23,000,000

				59,585,000

Maryland: 0.12%

Variable Rate Demand Note ø: 0.12%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.10	7-1-2032	48,290,000	48,290,000

Massachusetts: 0.10%

Variable Rate Demand Note ø: 0.10%
Massachusetts Development Finance Agency Wentworth Institute Technology Series A (Education Revenue, JPMorgan Chase & Company LOC)	0.20	10-1-2033	38,700,000	38,700,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 0.43%

Variable Rate Demand Notes ø: 0.43%
Michigan Finance Authority Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.10%	9-1-2053	$22,000,000	$22,000,000
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.11	9-1-2050	100,000,000	100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.11	9-1-2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.12	9-1-2050	22,000,000	22,000,000

				169,000,000

New Hampshire: 0.05%

Variable Rate Demand Note ø: 0.05%
New Hampshire HEFA Taxable Higher Education Corporation Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.11	12-1-2032	19,700,000	19,700,000

New Jersey: 0.09%

Variable Rate Demand Notes ø: 0.09%
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.11	11-1-2039	14,315,000	14,315,000
North Hudson NJ Sewerage Authority Senior Lien Series C (Miscellaneous Revenue, TD Bank NA LOC)	0.12	6-1-2044	20,000,000	20,000,000

				34,315,000

New Mexico: 0.07%

Variable Rate Demand Note ø: 0.07%
New Mexico Puttable Floating Option Taxable Notes Series 042 (Education Revenue, Bank of America NA LIQ) 144A	0.40	1-2-2025	25,960,000	25,960,000

New York: 0.50%

Variable Rate Demand Notes ø: 0.50%
New York HFA Series B (Housing Revenue)	0.45	5-1-2048	180,000,000	180,000,000
Westchester County NY Healthcare Corporation Series D (Health Revenue, TD Bank NA LOC)	0.10	11-1-2034	13,280,000	13,280,000

				193,280,000

Ohio: 0.13%

Variable Rate Demand Notes ø: 0.13%
Ohio Air Quality Development Authority AK Steel Corporation Series B (Industrial Development Revenue, Bank of America NA LOC)	0.14	6-1-2024	26,000,000	26,000,000
Ohio University Hospital Health System Series C (Health Revenue, Barclays Bank plc LOC)	0.11	1-15-2050	23,000,000	23,000,000

				49,000,000

Pennsylvania: 0.04%

Variable Rate Demand Note ø: 0.04%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Credit Suisse LIQ) 144A	0.11	8-1-2030	16,434,000	16,434,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

South Carolina: 0.05%

Other Municipal Debt: 0.05%
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25%	9-2-2014	$9,500,000	$9,500,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	9-2-2014	9,550,000	9,550,000

				19,050,000

Tennessee: 0.05%

Other Municipal Debt: 0.02%
Baptist Memorial Health Care Corporation (Health Revenue)	0.16	9-2-2014	7,000,000	7,000,000

Variable Rate Demand Notes ø: 0.03%
Johnson City TN Health & Educational Facilities Board Series B (Hospital Revenue, U.S. Bank NA LOC)	0.12	8-15-2043	11,075,000	11,075,000
Johnson City TN Health & Educational Facilities Board Series B1 (Health Revenue, U.S. Bank NA LOC)	0.13	7-1-2033	1,445,000	1,445,000

				12,520,000

Texas: 0.06%

Variable Rate Demand Note ø: 0.06%
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.36	12-15-2026	25,606,173	25,606,173

Washington: 0.06%

Other Municipal Debt: 0.02%
Port of Seattle WA Series D1 (Airport Revenue)	0.17	8-5-2014	7,000,000	7,000,000

Variable Rate Demand Notes ø: 0.04%
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144A	0.22	2-1-2040	8,000,000	8,000,000
Washington Housing Finance Commission Regency Park Apartments Project Series A (Housing Revenue, FHLMC LIQ)	0.11	6-1-2027	7,805,000	7,805,000

				15,805,000

Wisconsin: 0.13%

Variable Rate Demand Notes ø: 0.13%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.09	5-1-2030	20,395,000	20,395,000
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.09	11-1-2030	28,545,000	28,545,000

				48,940,000

Total Municipal Obligations (Cost $1,314,789,994)				1,314,789,994

Other Instruments: 4.49%
DBS Bank Limited Pooled Bank Deposit Product	0.16	8-1-2014	705,000,000	705,000,000
Oakland-Alameda County Series A1 Municipal Commercial Paper	0.17	8-28-2014	4,155,000	4,155,000
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.16	8-14-2014	23,680,000	23,680,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.16	8-1-2014	720,000,000	720,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Other Instruments (continued)
State Street Bank & Trust Company ±	0.23%	3-17-2015	$149,000,000	$149,000,000
State Street Bank & Trust Company ±	0.23	4-10-2015	141,000,000	141,000,000

Total Other Instruments (Cost $1,742,835,000)				1,742,835,000

Other Notes: 0.97%

Corporate Bonds and Notes: 0.97%
Bank of Nova Scotia ±	0.24	12-17-2014	125,000,000	125,000,000
Hartford Healthcare Corporation ±	0.12	8-21-2014	25,000,000	25,000,000
Jets Stadium Development Bonds 144A±	0.11	10-4-2014	30,000,000	30,000,000
JPMorgan Chase Bank NA ±	0.38	7-17-2015	30,000,000	30,006,908
Keep Memory Alive ±	0.11	8-21-2014	21,665,000	21,665,000
Nederlandse Waterschapsbank NV 144A±	0.29	10-27-2014	108,255,000	108,263,179
Royal Bank of Canada ±	0.94	10-30-2014	17,000,000	17,031,136
Smithsonian Institution ±	0.10	9-9-2014	19,500,000	19,500,000

Total Other Notes (Cost $376,466,223)				376,466,223

Repurchase Agreements ^^: 5.25%
Bank of America Corporation, dated 7-31-2014, maturity value $583,966,560 (1)	0.09	8-1-2014	583,965,100	583,965,100
Barclays Capital Incorporated, dated 7-31-2014, maturity value $86,000,215 (2)	0.09	8-1-2014	86,000,000	86,000,000
Credit Agricole, dated 7-31-2014, maturity value $290,000,806 (3)	0.10	8-1-2014	290,000,000	290,000,000
Credit Agricole, dated 7-31-2014, maturity value $63,225,123 (4)	0.07	8-1-2014	63,225,000	63,225,000
Credit Suisse Securities, dated 7-31-2014, maturity value $145,000,363 (5)	0.09	8-1-2014	145,000,000	145,000,000
Deutsche Bank Securities, dated 7-31-2014, maturity value $50,000,139 (6)	0.10	8-1-2014	50,000,000	50,000,000
Goldman Sachs & Company, dated 7-1-2014, maturity value $145,040,600 (7)±§¢(i)	0.16	9-2-2014	145,000,000	145,000,000
JPMorgan Securities, dated 7-1-2014, maturity value $521,263,394 (8)±§¢(i)	0.28	9-4-2014	521,000,000	521,000,000
JPMorgan Securities, dated 7-1-2014, maturity value $57,006,872 (9)±§¢	0.14	8-1-2014	57,000,000	57,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 7-31-2014, maturity value $100,000,250 (10)	0.09	8-1-2014	100,000,000	100,000,000

Total Repurchase Agreements (Cost $2,041,190,100)				2,041,190,100

Treasury Debt: 0.33%
U.S. Treasury Note	2.38	8-31-2014	126,000,000	126,227,448

Total Treasury Debt (Cost $126,227,448)				126,227,448

Total investments in securities
(Cost $39,187,817,231) *	100.88%	39,187,817,231
Other assets and liabilities, net	(0.88)	(343,198,123)

Total net assets	100.00%	$38,844,619,108

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(z)	Zero coupon security. The rate represents the current yield to maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

(i)	Illiquid security

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 6.00%, 8-1-2033 to 11-1-2043, fair value including accrued interest is $601,484,053.

(2)	U.S. government securities, 0.00% to 6.75%, 8-1-2014 to 7-15-2037, fair value including accrued interest is $87,720,048.

(3)	U.S. government securities, 0.13% to 8.00%, 1-13-2015 to 9-1-2031, fair value including accrued interest is $298,683,274.

(4)	U.S. government securities, 0.00% to 9.25%, 8-7-2014 to 2-15-2044, fair value including accrued interest is $64,489,502.

(5)	U.S. government securities, 0.13% to 2.00%, 4-15-2015 to 1-15-2024, fair value including accrued interest is $147,900,364.

(6)	U.S. government securities, 4.50% to 5.00%, 2-1-2044 to 4-1-2044, fair value including accrued interest is $51,500,000.

(7)	U.S. government securities, 0.00%, 8-4-2014 to 3-6-2015, fair value is $147,900,000.

(8)	U.S. government securities, 0.00% to 0.33%, 8-1-2014 to 7-10-2016, fair value including accrued interest is $531,421,463.

(9)	U.S. government securities, 0.00%, 8-28-2014 to 9-10-2015, fair value is $58,141,730.

(10)	U.S. government securities, 1.63% to 9.00%, 4-20-2024 to 12-15-2054, fair value including accrued interest is $103,000,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	19

Assets
Investments in unaffiliated securities, at amortized cost	$39,187,817,231
Cash	23,874
Receivable for Fund shares sold	899,937
Receivable for interest	5,458,450

Total assets	39,194,199,492

Liabilities
Dividends payable	821,512
Payable for investments purchased	341,145,454
Payable for Fund shares redeemed	2,078,654
Advisory fee payable	1,463,021
Administration fees payable	2,857,433
Accrued expenses and other liabilities	1,214,310

Total liabilities	349,580,384

Total net assets	$38,844,619,108

NET ASSETS CONSIST OF
Paid-in capital	$38,851,716,396
Overdistributed net investment income	(446,098)
Accumulated net realized losses on investments	(6,651,190)

Total net assets	$38,844,619,108

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$337,836,479
Shares outstanding – Administrator Class[1]	337,826,229
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$9,106,761,290
Shares outstanding – Institutional Class[1]	9,106,458,693
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$27,982,855,955
Shares outstanding – Select Class[1]	27,981,884,207
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,417,165,384
Shares outstanding – Service Class[1]	1,417,128,994
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Heritage Money Market Fund	Statement of operations—six months ended July 31, 2014 (unaudited)

Investment income
Interest	$36,600,245

Expenses
Advisory fee	18,874,291
Administration fees
Fund level	6,397,904
Administrator Class	152,382
Institutional Class	3,696,805
Select Class	5,419,406
Service Class	662,864
Shareholder servicing fees
Administrator Class	152,382
Service Class	1,329,639
Custody and accounting fees	828,922
Professional fees	27,502
Registration fees	52,599
Shareholder report expenses	24,868
Trustees’ fees and expenses	53,372
Other fees and expenses	354,264

Total expenses	38,027,200
Less: Fee waivers and/or expense reimbursements	(10,615,009)

Net expenses	27,412,191

Net investment income	9,188,054

Net realized gains on investments	52,844

Net increase in net assets resulting from operations	$9,240,898

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Heritage Money Market Fund	21

	Six months ended July 31, 2014 (unaudited)		Year ended January 31, 2014

Operations
Net investment income		$9,188,054		$26,077,557
Net realized gains on investments		52,844		695,648

Net increase in net assets resulting from operations		9,240,898		26,773,205

Distributions to shareholders from
Net investment income
Administrator Class		(15,238)		(29,692)
Institutional Class		(462,086)		(2,073,691)
Select Class		(8,655,493)		(23,794,549)
Service Class		(55,237)		(120,171)

Total distributions to shareholders		(9,188,054)		(26,018,103)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	533,427,161	533,427,161	875,046,919	875,046,919
Institutional Class	23,672,778,454	23,672,778,454	58,503,818,508	58,503,818,508
Select Class	177,655,669,666	177,655,669,666	263,846,063,879	263,846,063,879
Service Class	10,615,287,348	10,615,287,348	25,066,086,609	25,066,086,609

		212,477,162,629		348,291,015,915

Reinvestment of distributions
Administrator Class	6,516	6,516	13,646	13,646
Institutional Class	131,597	131,597	554,260	554,260
Select Class	4,369,422	4,369,422	11,956,442	11,956,442
Service Class	6,260	6,260	17,666	17,666

		4,513,795		12,542,014

Payment for shares redeemed
Administrator Class	(482,215,955)	(482,215,955)	(866,989,035)	(866,989,035)
Institutional Class	(25,039,638,055)	(25,039,638,055)	(57,712,067,681)	(57,712,067,681)
Select Class	(180,247,058,586)	(180,247,058,586)	(260,642,978,643)	(260,642,978,643)
Service Class	(10,262,933,889)	(10,262,933,889)	(25,079,431,423)	(25,079,431,423)

		(216,031,846,485)		(344,301,466,782)

Net asset value of shares issued in acquisition
Institutional Class	0	0	1,865,706,267	1,865,692,888
Service Class	0	0	415,853,249	415,854,257

		0		2,281,547,145

Net increase (decrease) in net assets resulting from capital share transactions		(3,550,170,061)		6,283,638,292

Total increase (decrease) in net assets		(3,550,117,217)		6,284,393,394

Net assets
Beginning of period		42,394,736,325		36,110,342,931

End of period		$38,844,619,108		$42,394,736,325

Overdistributed net investment income		$(446,098)		$(446,098)

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.03%	0.21%	2.19%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.37%	0.38%
Net expenses	0.18%	0.20%	0.24%	0.24%	0.31%	0.33%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%	0.17%	2.09%
Supplemental data
Net assets, end of period (000s omitted)	$337,836	$286,618	$278,541	$374,371	$694,823	$1,201,158	$918,595

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Heritage Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.05%	0.05%	0.13%	0.33%	2.32%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.25%	0.27%
Net expenses	0.18%	0.19%	0.20%	0.20%	0.20%	0.21%	0.22%
Net investment income	0.01%	0.02%	0.05%	0.05%	0.14%	0.31%	2.09%
Supplemental data
Net assets, end of period (000s omitted)	$9,106,761	$10,473,476	$7,815,293	$11,089,557	$14,944,657	$7,795,659	$5,862,075

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
SELECT CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.03%	0.09%	0.12%	0.12%	0.19%	0.40%	2.40%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.20%	0.23%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.14%	0.15%
Net investment income	0.06%	0.08%	0.12%	0.12%	0.21%	0.30%	2.14%
Supplemental data
Net assets, end of period (000s omitted)	$27,982,856	$30,569,838	$27,354,255	$15,353,756	$26,630,573	$22,489,644	$6,066,768

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Heritage Money Market Fund	25

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
SERVICE CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.50%	0.51%	0.51%
Net expenses	0.18%	0.20%	0.24%	0.24%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,417,165	$1,064,804	$662,253	$993,333	$1,231,527

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Heritage Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

Notes to financial statements (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	27

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $6,704,034 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

28	Wells Fargo Advantage Heritage Money Market Fund	Notes to financial statements (unaudited)

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.43% for Service Class shares. For the six months ended July 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on March 1, 2013, the Fund acquired the net assets of Wells Fargo Advantage Prime Investment Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Institutional Class and Service Class shares of Wells Fargo Advantage Prime Investment Money Market Fund received Institutional Class and Service Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Prime Investment Money Market Fund for 2,281,559,516 shares of the Fund valued at $2,281,547,145 at an exchange ratio of 1.00 and 1.00 for Institutional Class and Service Class shares, respectively. The investment portfolio of Wells Fargo Advantage Prime Investment Money Market Fund with an amortized cost of $2,281,613,031 at March 1, 2013 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Prime Investment Money Market Fund and the Fund immediately prior to the acquisition were $2,281,547,145 and $36,688,932,750, respectively. The aggregate net assets of the Fund immediately after the acquisition were $38,970,479,895. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Prime Investment Money Market Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	29

Assuming the acquisition had been completed February 1, 2013, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended January 31, 2014 would have been:

Net investment income	$26,581,237
Net realized gains on investments	$708,519
Net increase in net assets resulting from operations	$27,289,756

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

32	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	33

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Heritage Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an

34	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the average performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for all share classes except for the Service Class, the net operating expense ratio for which was higher than the median net operating expense ratio of its expense Group. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on

Other information (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	35

factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to funds management and the sub-adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

36	Wells Fargo Advantage Heritage Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

227176 09-14 SA304/SAR304 07-14

Wells Fargo Advantage Money Market Fund

Semi-Annual Report

July 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Money Market Fund for the six-month period that ended July 31, 2014. The past six months were marked by an accommodative monetary policy that kept short-term yields low and significant changes to the regulation of money market funds adopted by the Securities and Exchange Commission (SEC) that will be implemented over a two-year time frame. Despite the challenges of low yields and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past six months, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Although the quantitative easing program is being scaled back and will likely soon cease, monetary policy still remains extremely accommodative. Further, Fed officials have said that “even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Federal Open Market Committee views as normal in the longer run.”

Less supply of short-term investment securities also held down yields. Banks have been curtailing their issuance of shorter maturities as they move into compliance with the Basel liquidity coverage ratio, while others are trimming the size of their repurchase agreement (repo) books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve significant changes to regulations governing money market funds. The most significant of these changes are scheduled to take place over a two-year period with final implementation required by late 2016.

There are several structural changes to money market funds included in the new rules. Institutional prime and institutional municipal money market funds will be required to transact at a market-based, or variable, net asset value (NAV), as opposed to a stable NAV of $1.00 per share. Meanwhile, government and retail money market funds will be exempt from the floating NAV requirement. The SEC has also provided funds with two new measures intended to protect investors and the broader financial system in the rare event that a money market fund’s liquidity becomes materially impaired. Namely, a distressed fund may impose a fee on all redemptions of up to 2% (referred to as a “liquidity fee”) or prevent shareholder redemptions for a limited period of time (referred to as a “redemption gate”). The rule also includes additional requirements, including increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter portfolio diversification requirements, and enhanced stress-testing measures. As we gain further clarity on the impacts of these additional money market fund regulations, we will continue to provide updates and information.

Despite the structural and operational changes ahead, we do not anticipate broad changes to the way we manage our funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Letter to shareholders (unaudited)	Wells Fargo Advantage Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of July 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STGXX)	7-1-1992	–	–	–	0.01	0.01	1.43	0.82	0.70
Class B*	7-1-1992	(4.99)	(0.39)	1.08	0.01	0.01	1.08	1.57	1.45
Class C	6-30-2010	(0.99)	0.01	1.08	0.01	0.01	1.08	1.57	1.45
Daily Class	6-30-2010	–	–	–	0.01	0.01	1.43	1.07	1.00
Investor Class (WMMXX)	4-8-2005	–	–	–	0.01	0.01	1.47	0.85	0.65
Service Class (WMOXX)	6-30-2010	–	–	–	0.01	0.01	1.47	0.72	0.50

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Yield summary3 (%) as of July 31, 2014

	Class A	Class B	Class C	Daily Class	Investor Class	Service Class
7-day current yield	0.01	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Class A shares, Daily Class shares, Investor Class shares, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 5.00%. For Class C shares, the maximum CDSC is 1.00%. Performance including sales charge assumes the sale charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Money Market Fund	5

Portfolio composition as of July 31, 2014[4]

Effective maturity distribution as of July 31, 2014[4]

Weighted average maturity[5] as of July 31, 2014
29 days

Weighted average life[6] as of July 31, 2014
51 days

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class B shares. Class B and Class C shares have the same expenses. Historical performance shown for Daily Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to reflect the higher expenses applicable to Daily Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for Service Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.63)%, (1.38)%, (1.38)%, (0.66)%, (0.53)%, and (0.88)% for Class A, Class B, Class C, Investor Class, Service Class, and Daily Class, respectively.

4.	Amounts are subject to change and are calculated based on the total investments of the Fund.

5.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

6.	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average final maturity of 120 calendar days or less.

6	Wells Fargo Advantage Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2-1-2014	Ending account value 7-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Class B
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Class C
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Daily Class
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Investor Class
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%
Service Class
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95	0.19%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund	7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/moneymarket.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Certificates of Deposit: 33.98%
Abbey National Treasury Services plc	0.08%	8-1-2014	$45,000,000	$45,000,000	1.30%
Abbey National Treasury Services plc ±	0.31	3-4-2015	15,000,000	15,000,000	0.43
Agricultural Bank China	0.26	8-4-2014	30,000,000	29,999,950	0.87
Bank of Montreal	0.17-0.95	9-5-2014 to 12-22-2014	35,000,000	35,020,930	1.02
Bank of Montreal	0.18	8-26-2014	15,000,000	15,000,000	0.43
Bank of Montreal	0.18	9-17-2014	25,000,000	25,000,000	0.72
Bank of Nova Scotia ±	0.24	3-4-2015	15,000,000	15,000,000	0.43
Bank of Nova Scotia ±	0.24	6-29-2015	15,000,000	15,000,000	0.43
Bank of Nova Scotia	0.42	2-19-2015	5,000,000	5,004,966	0.15
BNP Paribas SA	0.07	8-1-2014	46,000,000	46,000,000	1.33
China Construction Bank Corporation ±	0.41	3-25-2015	26,000,000	26,000,000	0.75
Cooperatieve Centrale ±	0.26-0.28	8-26-2014 to 4-13-2015	29,000,000	29,003,111	0.85
Cooperatieve Centrale ±	0.28	2-27-2015	15,000,000	15,000,000	0.43
Credit Agricole Corporate and Investment Banking	0.08	8-1-2014	45,000,000	45,000,000	1.30
Credit Industriel et Commercial (New York)	0.10	8-1-2014	44,000,000	44,000,000	1.27
Credit Industriel et Commercial (New York)	0.12	8-7-2014	20,000,000	20,000,000	0.58
DG Bank (New York)	0.20	8-8-2014	15,000,000	15,000,000	0.43
Fortis Funding LLC	0.07	8-1-2014	58,000,000	58,000,000	1.68
KBC Bank	0.11	8-1-2014	47,000,000	47,000,000	1.36
KBC Bank	0.13	8-5-2014	21,000,000	21,000,000	0.61
Mitsubishi UFJ Trust & Banking Corporation	0.20-0.21	8-15-2014 to 10-2-2014	39,000,000	39,000,000	1.13
National Bank of Kuwait	0.10	8-1-2014	20,000,000	20,000,000	0.58
Nordea Bank AB	0.20	9-29-2014	30,000,000	30,001,962	0.87
Norinchukin Bank	0.19-0.21	8-18-2014 to 9-5-2014	31,000,000	31,000,028	0.89
Norinchukin Bank	0.20	9-29-2014	20,000,000	20,000,000	0.58
Norinchukin Bank	0.20	10-3-2014	20,000,000	20,000,000	0.58
Norinchukin Bank	0.20	10-31-2014	15,000,000	15,000,000	0.43
Royal Bank of Canada ±	0.25	10-17-2014	18,000,000	18,000,000	0.52
Skandinaviska Enskilda Banken AG	0.25	8-27-2014	15,000,000	15,000,000	0.43
Societe Generale	0.10	8-1-2014	49,000,000	49,000,000	1.42
Societe Generale ±	0.28	10-31-2014	15,000,000	15,000,000	0.43
Societe Generale ±	0.36	9-12-2014	13,000,000	13,000,000	0.38
Standard Chartered Bank	0.17	8-4-2014	15,000,000	15,000,000	0.43
Sumitomo Mitsui Banking Corporation	0.21-0.22	8-4-2014 to 9-2-2014	6,000,000	6,000,007	0.18
Sumitomo Mitsui Banking Corporation ±	0.22	9-19-2014	15,000,000	15,000,000	0.43
Swedbank	0.18-0.20	10-9-2014 to 11-10-2014	13,000,000	13,000,000	0.37
Swedbank ±	0.24	8-15-2014	25,000,000	25,000,000	0.72
Toronto-Dominion Bank	0.16	8-13-2014	15,000,000	15,000,000	0.43
Toronto-Dominion Bank	0.16-0.23	9-8-2014 to 4-15-2015	33,000,000	33,000,000	0.95
Toronto-Dominion Bank ±	0.22	6-16-2015	15,000,000	15,000,000	0.43
Toronto-Dominion Bank ±	0.22	2-6-2015	23,000,000	23,000,000	0.67
Westpac Banking Corporation ±	0.23	2-18-2015	15,000,000	15,000,000	0.43
Other securities				149,000,682	4.33

Total Certificates of Deposit (Cost $1,175,031,636)				1,175,031,636	33.98

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Commercial Paper: 47.48%

Asset-Backed Commercial Paper: 22.61%
Antalis US Funding Corporation 144A(z)	0.25%	9-30-2014	$27,000,000	$26,988,750	0.78%
Concord Minutemen Capital Company 144A(z)	0.21	8-5-2014 to 9-10-2014	46,000,000	45,993,176	1.33
Concord Minutemen Capital Company 144A(z)	0.21	9-3-2014	17,000,000	16,996,728	0.49
Crown Point Capital Company LLC 144A(z)	0.21	8-11-2014 to 9-15-2014	55,000,000	54,989,361	1.59
Crown Point Capital Company LLC 144A(z)	0.21	9-3-2014	17,000,000	16,996,728	0.49
Kells Funding LLC ±144A	0.22	10-28-2014	20,000,000	19,999,440	0.58
Kells Funding LLC ±144A	0.23-0.24	10-8-2014 to 2-13-2015	31,000,000	31,000,535	0.90
Kells Funding LLC ±144A	0.23	12-12-2014	15,000,000	15,000,000	0.43
Kells Funding LLC ±144A	0.24	5-15-2015	19,000,000	19,000,000	0.55
Lexington Parker Capital Company LLC 144A(z)	0.21	9-3-2014	21,000,000	20,995,958	0.61
Lexington Parker Capital Company LLC 144A(z)	0.21	9-9-2014 to 9-15-2014	45,000,000	44,989,063	1.30
Liberty Street Funding LLC 144A(z)	0.15-0.19	8-5-2014 to 10-3-2014	57,000,000	56,990,082	1.65
LMA Americas LLC 144A(z)	0.11-0.26	8-1-2014 to 10-8-2014	9,500,000	9,498,187	0.28
LMA Americas LLC 144A(z)	0.26	10-7-2014	37,000,000	36,982,096	1.07
Manhattan Asset Funding Company LLC (z)	0.18-0.20	8-4-2014 to 9-17-2014	48,000,000	47,995,904	1.39
Manhattan Asset Funding Company LLC 144A(z)	0.19	8-6-2014	22,000,000	21,999,414	0.64
Mountcliff Funding LLC 144A(z)	0.15	8-1-2014	20,000,000	20,000,000	0.58
Regency Markets No.1 LLC 144A(z)	0.14	8-20-2014	20,000,000	19,998,522	0.58
Victory Receivables 144A(z)	0.13-0.16	8-1-2014 to 8-28-2014	37,895,000	37,892,826	1.08
Other securities				217,607,182	6.29

				781,913,952	22.61

Financial Company Commercial Paper: 17.78%
Caisse Centrale Desjardins du Quebec 144A	0.16-0.25	8-11-2014 to 10-30-2014	66,000,000	65,985,057	1.91
Commonwealth Bank of Australia ±144A	0.23-0.24	5-22-2015 to 7-2-2015	25,000,000	24,999,331	0.73
Commonwealth Bank of Australia ±144A	0.24	5-20-2015	15,000,000	15,000,000	0.43
DBS Bank Limited 144A (z)	0.22	12-9-2014 to 12-10-2014	16,000,000	15,987,253	0.46
JPMorgan Securities Incorporated ±144A	0.33	9-10-2014	15,000,000	15,000,000	0.43
Lloyds Bank plc (z)	0.06	8-1-2014	15,000,000	15,000,000	0.43
N.V. Bank Nederlandse Gemeenten 144A(z)	0.20	12-10-2014	25,000,000	24,981,805	0.72
National Australia Funding Incorporated ±144A	0.22	3-10-2015	15,000,000	15,000,000	0.43
Nederlandse Waterschapsbank NV ±144A	0.24	10-29-2014	15,000,000	15,000,000	0.43
Nederlandse Waterschapsbank NV ±144A	0.24	12-23-2014	14,000,000	14,000,920	0.41
NRW Bank 144A(z)	0.09-0.13	8-7-2014 to 8-29-2014	25,000,000	24,998,764	0.72
NRW Bank 144A(z)	0.13	8-14-2014	20,000,000	19,999,080	0.58
State Street Bank & Trust Company (z)	0.17	9-9-2014	12,000,000	11,997,790	0.35
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	8-5-2014 to 10-3-2014	52,000,000	51,987,978	1.50
United Overseas Bank Limited 144A(z)	0.21-0.28	10-10-2014 to 3-16-2015	56,000,000	55,925,413	1.60
Westpac Banking Corporation ±144A	0.23	8-1-2014	20,000,000	20,000,000	0.58
Other securities				208,959,975	6.07

				614,823,366	17.78

Other Commercial Paper: 7.09%
Caisse Des Depots et Consignations 144A(z)	0.15-0.18	8-18-2014 to 10-20-2014	50,000,000	49,987,957	1.44
Caisse Des Depots et Consignations 144A(z)	0.18	10-17-2014	25,000,000	24,990,375	0.72
CNPC Finance 144A(z)	0.38	8-4-2014	20,000,000	19,999,367	0.58
CNPC Finance 144A(z)	0.38	8-7-2014	17,000,000	16,998,923	0.49

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Other Commercial Paper (continued)
CNPC Finance 144A(z)	0.38%	8-18-2014 to 8-28-2014	$26,000,000	$25,994,110	0.75%
Toyota Motor Credit Corporation ±	0.22	3-6-2015	10,000,000	10,000,000	0.29
Toyota Motor Credit Corporation ±	0.20	9-10-2014	30,000,000	30,000,000	0.87
Other securities				66,991,775	1.95

				244,962,507	7.09

Total Commercial Paper (Cost $1,641,699,825)				1,641,699,825	47.48

Government Agency Debt: 0.32%
Other securities (Cost $11,000,000)				11,000,000	0.32

Municipal Obligations: 5.43%

California: 0.75%

Other Municipal Debt: 0.35%
Other securities				11,999,980	0.35

Variable Rate Demand Notes ø: 0.40%
Other securities				13,800,000	0.40

Colorado: 0.44%

Variable Rate Demand Notes ø: 0.44%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.10	5-1-2050	15,060,000	15,060,000	0.44

Connecticut: 0.14%

Variable Rate Demand Notes ø: 0.14%
Other securities				5,000,000	0.14

Georgia: 0.21%

Other Municipal Debt: 0.06%
Other securities				2,000,000	0.06

Variable Rate Demand Notes ø: 0.15%
Other securities				5,130,000	0.15

Illinois: 0.12%

Variable Rate Demand Notes ø: 0.12%
Other securities				4,180,000	0.12

Massachusetts: 0.23%

Variable Rate Demand Notes ø: 0.23%
Other securities				8,000,000	0.23

Michigan: 0.38%

Variable Rate Demand Notes ø: 0.38%
Other securities				13,000,000	0.38

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

New Mexico: 0.69%

Variable Rate Demand Notes ø: 0.69%
New Mexico Municipal Energy Acquisition Authority Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.11%	11-1-2039	$24,000,000	$24,000,000	0.69%

New York: 0.57%

Variable Rate Demand Notes ø: 0.57%
Other securities				19,740,000	0.57

North Carolina: 0.08%

Variable Rate Demand Notes ø: 0.08%
Other securities				2,750,000	0.08

Ohio: 0.18%

Variable Rate Demand Notes ø: 0.18%
Other securities				6,249,000	0.18

Oregon: 0.14%

Variable Rate Demand Notes ø: 0.14%
Other securities				5,000,000	0.14

South Carolina: 0.40%

Other Municipal Debt: 0.40%
Other securities				13,776,000	0.40

Tennessee: 0.03%

Other Municipal Debt: 0.03%
Other securities				1,000,000	0.03

Texas: 0.53%

Variable Rate Demand Notes ø: 0.53%
Other securities				18,487,037	0.53

Washington: 0.14%

Other Municipal Debt: 0.14%
Other securities				5,000,000	0.14

Wisconsin: 0.40%

Variable Rate Demand Notes ø: 0.40%
Other securities				13,765,000	0.40

Total Municipal Obligations (Cost $187,937,017)				187,937,017	5.43

Other Instruments: 4.63%
DBS Bank Limited Pooled Bank Deposit Product §	0.16	1-1-2050	60,000,000	60,000,000	1.73
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.16	1-1-2050	60,000,000	60,000,000	1.74
State Street Bank & Trust Company ±	0.23	3-17-2015	8,000,000	8,000,000	0.23

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Other Instruments (continued)
State Street Bank & Trust Company ±	0.23%	4-10-2015	$15,000,000	$15,000,000	0.43%
Other securities				17,169,000	0.50

Total Other Instruments (Cost $160,169,000)				160,169,000	4.63

Other Notes: 1.83%

Corporate Bonds and Notes: 1.83%
Bank of Nova Scotia ±	0.24	12-17-2014	15,000,000	15,000,000	0.43
Nederlandse Waterschapsbank NV ±144A	0.29	10-27-2014	14,000,000	14,001,058	0.41
Other securities				34,269,814	0.99

Total Other Notes (Cost $63,270,872)				63,270,872	1.83

Repurchase Agreements ^^: 6.85%
Bank of America Corporation, dated 7-31-2014, maturity value $74,721,587 (1)	0.09	8-1-2014	74,721,400	74,721,400	2.16
Barclays Capital Incorporated, dated 7-31-2014, maturity value $12,000,030 (2)	0.09	8-1-2014	12,000,000	12,000,000	0.35
Credit Agricole, dated 7-31-2014, maturity value $ 39,000,108 (3)	0.10	8-1-2014	39,000,000	39,000,000	1.13
Credit Suisse Securities, dated 7-31-2014, maturity value $19,000,048 (4)	0.09	8-1-2014	19,000,000	19,000,000	0.55
Goldman Sachs & Company, dated 7-1-2014, maturity value $13,003,582 (5) ±§¢(i)	0.16	9-1-2014	13,000,000	13,000,000	0.38
GX Clarke & Company, dated 7-31-2014, maturity value $12,000,053 (6)	0.16	8-1-2014	12,000,000	12,000,000	0.35
JPMorgan Securities, dated 7-1-2014, maturity value $62,031,344 (7) ±§¢(i)	0.28	9-4-2014	62,000,000	62,000,000	1.79
JPMorgan Securities, dated 7-1-2014, maturity value $5,000,603 (8) ±§¢	0.14	8-1-2014	5,000,000	5,000,000	0.14

Total Repurchase Agreements (Cost $236,721,400)				236,721,400	6.85

Treasury Debt: 0.35%
Other securities (Cost $12,021,662)				12,021,662	0.35

Total investments in securities
(Cost $3,487,851,412) *				3,487,851,412	100.87%
Other assets and liabilities, net				(30,171,938)	(0.87)

Total net assets				$3,457,679,474	100.00%

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—July 31, 2014 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(z)	Zero coupon security. The rate represents the current yield to maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 6.00%, 8-1-2033 to 11-1-2043, fair value including accrued interest is $76,963,042.

(2)	U.S. government securities, 0.00% to 6.75%, 8-1-2014 to 7-15-2037, fair value including accrued interest is $12,240,007.

(3)	U.S. government securities, 0.13% to 8.00%, 1-13-2015 to 9-1-2031, fair value including accrued interest is $40,167,751.

(4)	U.S. government securities, 0.13% to 2.00%, 4-15-2015 to 1-15-2024, fair value including accrued interest is $19,380,048.

(5)	U.S. government securities, 0.00%, 8-4-2014 to 3-6-2015, fair value is $13,260,000.

(6)	U.S. government securities, 0.00% to 7.50%, 8-28-2014 to 7-15-2032, fair value including accrued interest is $12,240,267.

(7)	U.S. government securities, 0.00% to 0.33%, 8-1-2014 to 7-10-2017, fair value including accrued interest is $63,240,174.

(8)	U.S. government securities, 0.00%, 8-28-2014 to 9-10-2016, fair value is $5,100,152.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

(i)	Illiquid security

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund	13

Assets
Investments in unaffiliated securities, at amortized cost	$3,487,851,412
Cash	56
Receivable for investments sold	45,000
Receivable for Fund shares sold	1,659,244
Receivable for interest	555,380
Receivable from adviser	1,263,451
Prepaid expenses and other assets	144,749

Total assets	3,491,519,292

Liabilities
Dividends payable	60,767
Payable for investments purchased	30,012,797
Payable for Fund shares redeemed	1,306,217
Distribution fees payable	261,375
Administration fees payable	767,858
Accrued expenses and other liabilities	1,430,804

Total liabilities	33,839,818

Total net assets	$3,457,679,474

NET ASSETS CONSIST OF
Paid-in capital	$3,462,010,170
Overdistributed net investment income	(440,715)
Accumulated net realized losses on investments	(3,889,981)

Total net assets	$3,457,679,474

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$1,386,142,317
Shares outstanding – Class A1	1,386,042,936
Net asset value per share – Class A	$1.00
Net assets – Class B	$5,654,322
Shares outstanding – Class B1	5,653,693
Net asset value per share – Class B	$1.00
Net assets – Class C	$13,736,170
Shares outstanding – Class C1	13,735,137
Net asset value per share – Class C	$1.00
Net assets – Daily Class	$1,194,435,270
Shares outstanding – Daily Class[1]	1,194,346,772
Net asset value per share – Daily Class	$1.00
Net assets – Investor Class	$512,718,168
Shares outstanding – Investor Class[1]	512,682,661
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$344,993,227
Shares outstanding – Service Class[1]	344,970,578
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Money Market Fund	Statement of operations—six months ended July 31, 2014 (unaudited)

Investment income
Interest	$3,501,950

Expenses
Advisory fee	4,944,004
Administration fees
Fund level	876,618
Class A	1,549,845
Class B	7,095
Class C	16,256
Daily Class	1,348,686
Investor Class	643,547
Service Class	201,227
Shareholder servicing fees
Class A	1,761,188
Class B	3,489
Class C	18,473
Daily Class	1,532,597
Investor Class	633,526
Service Class	418,694
Distribution fees
Class B	24,187
Class C	55,419
Daily Class	1,532,597
Custody and accounting fees	103,386
Professional fees	23,189
Registration fees	76,766
Shareholder report expenses	174,070
Trustees’ fees and expenses	5,220
Other fees and expenses	47,726

Total expenses	15,997,805
Less: Fee waivers and/or expense reimbursements	(12,671,167)

Net expenses	3,326,638

Net investment income	175,312

Net realized gains on investments	4,979

Net increase in net assets resulting from operations	$180,291

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Money Market Fund	15

	Six months ended July 31, 2014 (unaudited)		Year ended January 31, 2014

Operations
Net investment income		$175,312		$433,166
Net realized gains on investments		4,979		179,715

Net increase in net assets resulting from operations		180,291		612,881

Distributions to shareholders from
Net investment income
Class A		(70,443)		(163,796)
Class B		(322)		(1,075)
Class C		(739)		(1,582)
Daily Class		(61,300)		(128,867)
Investor Class		(25,740)		(58,263)
Service Class		(16,768)		(37,716)

Total distributions to shareholders		(175,312)		(391,299)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	832,144,541	832,144,541	1,607,144,153	1,607,144,153
Class B	114,839	114,839	921,303	921,303
Class C	1,883,610	1,883,610	14,212,502	14,212,502
Daily Class	2,611,190,710	2,611,190,710	5,778,495,108	5,778,495,108
Investor Class	96,024,763	96,024,763	230,037,009	230,037,009
Service Class	1,188,417,304	1,188,417,304	2,935,717,291	2,935,717,291

		4,729,775,767		10,566,527,366

Reinvestment of distributions
Class A	67,839	67,839	156,299	156,299
Class B	316	316	1,031	1,031
Class C	709	709	1,492	1,492
Daily Class	36,566	36,566	75,933	75,933
Investor Class	21,446	21,446	47,360	47,360
Service Class	6,707	6,707	5,036	5,036

		133,583		287,151

Payment for shares redeemed
Class A	(914,717,427)	(914,717,427)	(2,179,460,849)	(2,179,460,849)
Class B	(2,426,971)	(2,426,971)	(7,319,177)	(7,319,177)
Class C	(4,417,854)	(4,417,854)	(12,435,805)	(12,435,805)
Daily Class	(2,845,411,619)	(2,845,411,619)	(5,620,204,945)	(5,620,204,945)
Investor Class	(114,619,878)	(114,619,878)	(340,142,443)	(340,142,443)
Service Class	(1,178,090,240)	(1,178,090,240)	(2,999,243,764)	(2,999,243,764)

		(5,059,683,989)		(11,158,806,983)

Net decrease in net assets resulting from capital share transactions		(329,774,639)		(591,992,466)

Total decrease in net assets		(329,769,660)		(591,770,884)

Net assets
Beginning of period		3,787,449,134		4,379,220,018

End of period		$3,457,679,474		$3,787,449,134

Overdistributed net investment income		$(440,715)		$(440,715)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
CLASS A		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.04%	1.74%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.80%	0.80%	0.79%	0.88%	0.83%
Net expenses	0.19%	0.22%	0.25%	0.26%	0.35%	0.58%	0.79%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.05%	1.75%
Supplemental data
Net assets, end of period (000s omitted)	$1,386,142	$1,468,645	$2,040,718	$3,110,020	$4,908,741	$5,218,601	$8,894,795

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
CLASS B		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	1.03%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.47%	1.55%	1.55%	1.56%	1.62%	1.58%
Net expenses	0.19%	0.22%	0.24%	0.26%	0.35%	0.62%	1.49%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	1.04%
Supplemental data
Net assets, end of period (000s omitted)	$5,654	$7,966	$14,362	$400,677	$542,695	$628,445	$1,238,714

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
CLASS C		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.57%	1.55%	1.51%	1.52%
Net expenses	0.19%	0.22%	0.25%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$13,736	$16,270	$14,491	$18,910	$19,984

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
DAILY CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.07%	1.05%	1.06%	1.04%
Net expenses	0.19%	0.22%	0.25%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,194,435	$1,428,618	$1,270,171	$1,564,827	$2,097,990

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
INVESTOR CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.08%	1.85%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.83%	0.84%	0.84%	0.92%	0.90%
Net expenses	0.19%	0.22%	0.25%	0.26%	0.35%	0.52%	0.68%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.08%	1.82%
Supplemental data
Net assets, end of period (000s omitted)	$512,718	$531,291	$641,318	$630,684	$668,894	$731,932	$921,649

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
SERVICE CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.72%	0.70%	0.71%	0.69%
Net expenses	0.19%	0.22%	0.25%	0.26%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$344,993	$334,659	$398,160	$472,761	$576,714

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Advantage Money Market Fund	23

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $3,893,035 with $3,484,749 expiring in 2017 and $408,286 expiring in 2019.

As of January 31, 2014, the Fund had $1,920 of current year deferred post-October capital losses, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

24	Wells Fargo Advantage Money Market Fund	Notes to financial statements (unaudited)

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2014, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Daily Class	0.22%
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares, 1.00% for Daily Class shares, 0.65% for Investor Class shares, and 0.50% for Service Class shares. For the six months ended July 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Daily Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Daily Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Daily Class shares.

In addition, Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended July 31, 2014, Funds Distributor received $16 and $48 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	29

independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was in range of the average performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all share classes. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rate for the Fund’s expense Group for the Service Class, and that the Management Rates of the Fund were higher than the average rates for the Fund’s expense Groups for all other classes. However, the Board viewed favorably the fact that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

30	Wells Fargo Advantage Money Market Fund	Other information (unaudited)

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Money Market Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

227177 09-14 SA306/SAR306 07-14

Wells Fargo Advantage

Municipal Cash Management Money Market Fund

Semi-Annual Report

July 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2014. The past six months were marked by an accommodative monetary policy that kept short-term yields low and significant changes to the regulation of money market funds adopted by the Securities and Exchange Commission (SEC) that will be implemented over a two-year time frame. Despite the challenges of low yields and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past six months, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Although the quantitative easing program is being scaled back and will likely soon cease, monetary policy still remains extremely accommodative. Further, Fed officials have said that “even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Federal Open Market Committee views as normal in the longer run.”

Less supply of short-term investment securities also held down yields. Banks have been curtailing their issuance of shorter maturities as they move into compliance with the Basel liquidity coverage ratio, while others are trimming the size of their repurchase agreement (repo) books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve significant changes to regulations governing money market funds. The most significant of these changes are scheduled to take place over a two-year period with final implementation required by late 2016.

There are several structural changes to money market funds included in the new rules. Institutional prime and institutional municipal money market funds will be required to transact at a market-based, or variable, net asset value (NAV), as opposed to a stable NAV of $1.00 per share. Meanwhile, government and retail money market funds will be exempt from the floating NAV requirement. The SEC has also provided funds with two new measures intended to protect investors and the broader financial system in the rare event that a money market fund’s liquidity becomes materially impaired. Namely, a distressed fund may impose a fee on all redemptions of up to 2% (referred to as a “liquidity fee”) or prevent shareholder redemptions for a limited period of time (referred to as a “redemption gate”). The rule also includes additional requirements, including increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter portfolio diversification requirements, and enhanced stress-testing measures. As we gain further clarity on the impacts of these additional money market fund regulations, we will continue to provide updates and information.

Despite the structural and operational changes ahead, we do not anticipate broad changes to the way we manage our funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	3

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

James Randazzo

Average annual total returns1 (%) as of July 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WUCXX)	7-9-2010	0.04	0.06	1.31	0.36	0.30
Institutional Class (EMMXX)	11-20-1996	0.04	0.09	1.32	0.24	0.20
Service Class (EISXX)	11-25-1996	0.04	0.02	1.17	0.53	0.45

Yield summary3 (%) as of July 31, 2014

	Class A	Institutional Class	Service Class
7-day current yield	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	5

Revenue source distribution as of July 31, 2014[4]

Effective maturity distribution as of July 31, 2014[4]

Weighted average maturity[5] as of July 31, 2014
17 Days

Weighted average life[6] as of July 31, 2014
17 Days

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to include the higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.24)%, (0.12)%, and (0.24)% for Administrator Class, Institutional Class, and Service Class, respectively.

4.	Amounts are subject to change and are calculated based on the total investments of the Fund.

5.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

6.	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average final maturity of 120 calendar days or less.

6	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2014	Ending account value 7-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Service Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.00%

Alabama: 1.15%

Variable Rate Demand Notes ø: 1.15%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.21%	8-1-2041	$4,500,000	$4,500,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011G (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.06	4-1-2028	10,000,000	10,000,000

				14,500,000

Arizona: 0.29%

Variable Rate Demand Note ø: 0.29%
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.18	8-1-2022	3,700,000	3,700,000

California: 6.05%

Other Municipal Debt: 0.67%
Los Angeles County CA School Pooled Financing Program Series 2013-14 (Miscellaneous Revenue)	0.14	12-31-2014	2,200,000	2,216,948
Los Angeles County CA TRAN Series 2014 (GO)	0.11	6-25-2015	1,800,000	1,822,435
Los Angeles County CA TRAN Series 2014-15 (Miscellaneous Revenue)	0.12	6-30-2015	1,400,000	1,417,598
Riverside County CA TRAN Series 2014 (Tax Revenue)	0.11	6-30-2015	2,900,000	2,936,585

				8,393,566

Variable Rate Demand Notes ø: 5.38%
ABAG Finance Authority for Nonprofit Corporation California Branson School Series 2008 (Education Revenue, Northern Trust Company LOC)	0.06	7-1-2038	1,000,000	1,000,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC LIQ)	0.07	4-1-2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	7-15-2035	1,100,000	1,100,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	3-15-2033	3,580,000	3,580,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.06	11-1-2040	18,800,000	18,800,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	12-15-2034	1,925,000	1,925,000
California HFFA St. Joseph’s Health System Series A (Health Revenue, Union Bank NA LOC)	0.06	7-1-2041	8,750,000	8,750,000
California Kindergarten University Public Education Facilities Series 2005A Sub Series A-1-2 (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.05	5-1-2040	3,900,000	3,900,000
Golden State Tobacco Securitization Corporation California Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.07	12-1-2045	15,100,000	15,100,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	9-15-2024	3,475,000	3,475,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2034	5,000,000	5,000,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	2-15-2033	2,000,000	2,000,000
Santa Clara County CA Valley Transportation Authority Series D (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.07	4-1-2036	2,000,000	2,000,000

				67,930,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 3.80%

Variable Rate Demand Notes ø: 3.80%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.18%	10-1-2019	$1,755,000	$1,755,000
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.10	11-1-2042	4,750,000	4,750,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2008-D2 Morgan Stanley Series 2008-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.12	10-1-2037	1,500,000	1,500,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A Deutsche Bank Spears Lifers Trust Series DBE-1278 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	2-1-2041	2,500,000	2,500,000
Colorado MidCities Metropolitan District #1 Colorado Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.16	12-1-2031	2,900,000	2,900,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.16	12-1-2020	2,000,000	2,000,000
Colorado Springs CO Utilities System Subordinate Lien Improvement Revenue Bonds Series 2005A (Utilities Revenue)	0.07	11-1-2035	6,855,000	6,855,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.21	11-15-2025	5,735,000	5,735,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.08	8-29-2014	20,000,000	20,000,000

				47,995,000

Connecticut: 0.41%

Other Municipal Debt: 0.13%
Connecticut GO Series 2011-E (Miscellaneous Revenue)	0.09	11-1-2014	1,700,000	1,720,799

Variable Rate Demand Note ø: 0.28%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013A Deutsche Bank Spears Lifers Trust Series DBE-1164 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.11	1-1-2038	3,510,000	3,510,000

Delaware: 0.42%

Variable Rate Demand Note ø: 0.42%
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ) 144A	0.16	1-1-2016	5,280,000	5,280,000

District of Columbia: 0.37%

Other Municipal Debt: 0.37%
District of Columbia Fiscal Year 2014 TRAN (Miscellaneous Revenue)	0.16	9-30-2014	4,700,000	4,714,190

Florida: 5.75%

Other Municipal Debt: 0.84%
JEA Florida Electric System Series 2000 A (Utilities Revenue)	0.08	8-21-2014	3,565,000	3,565,000
JEA Florida Electric System Series 2000 F-1 (Utilities Revenue)	0.08	8-14-2014	4,200,000	4,200,000
JEA Florida Electric System Series 2000 F-2 (Utilities Revenue)	0.07	8-6-2014	2,800,000	2,800,000

				10,565,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 4.91%
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.13%	8-22-2014	$16,095,000	$16,095,000
Miami-Dade County FL Aviation Revenue Series A (Airport Revenue, Citibank NA SPA) 144A	0.09	10-1-2037	11,500,000	11,500,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.11	7-1-2025	3,740,000	3,740,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (Industrial Development Revenue, Royal Bank of Canada LOC)	0.09	3-1-2024	11,000,000	11,000,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.14	11-15-2033	3,700,000	3,700,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.23	10-1-2038	16,000,000	16,000,000

				62,035,000

Georgia: 0.52%

Variable Rate Demand Notes ø: 0.52%
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.07	4-1-2023	3,000,000	3,000,000
Metropolitan Atlanta GA Rapid Transit Authority Trust Class A (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.08	7-1-2020	3,610,000	3,610,000

				6,610,000

Illinois: 8.20%

Variable Rate Demand Notes ø: 8.20%
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.36	11-1-2023	1,500,000	1,500,000
Chicago IL Board of Education Unlimited Tax Series 2011-A Deutsche Bank Spears Lifers Trust Series DBE-1210 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.11	12-1-2039	5,000,000	5,000,000
Chicago IL Enterprise Center Project Series IX (Industrial Development Revenue, Bank of America NA LOC)	0.18	6-1-2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (Industrial Development Revenue, Bank of America NA LOC)	0.18	6-1-2022	4,300,000	4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.09	1-1-2035	32,215,000	32,215,000
Chicago IL Sub Series 04-3 (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.09	11-1-2031	585,000	585,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.28	11-1-2030	10,400,000	10,400,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.28	11-1-2030	6,550,000	6,550,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue)	0.18	4-1-2051	5,000,000	5,000,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, FHLB SPA)	0.09	1-1-2027	3,000,000	3,000,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, Bank of America NA SPA)	0.09	1-1-2031	12,000,000	12,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3721 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.17	2-1-2033	5,140,000	5,140,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (Industrial Development Revenue, First Bank LOC)	0.12%	12-1-2035	$3,080,000	$3,080,000
University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA)	0.10	8-15-2021	11,625,000	11,625,000

				103,541,000

Indiana: 1.56%

Other Municipal Debt: 0.22%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	0.25	1-6-2015	2,800,000	2,812,078

Variable Rate Demand Notes ø: 1.34%
Indiana Finance Authority First Lien Wastewater Utility Series 2014-A Deutsche Bank Spears Lifers Trust Series DBE-1343 (Water & Sewer Revenue, Deutsche Bank LIQ) 144A	0.13	10-1-2044	4,900,000	4,900,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.07	5-1-2016	2,850,000	2,850,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.26	12-1-2016	550,000	550,000
Spencer County IN American Iron Oxide Company Project (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.27	9-1-2018	8,600,000	8,600,000

				16,900,000

Iowa: 0.53%

Variable Rate Demand Notes ø: 0.53%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.08	6-1-2039	4,600,000	4,600,000
Iowa Finance Authority Solid Waste Disposal Revenue John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.13	11-1-2035	2,075,000	2,075,000

				6,675,000

Kansas: 0.15%

Variable Rate Demand Note ø: 0.15%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.10	11-1-2020	1,860,000	1,860,000

Kentucky: 0.38%

Other Municipal Debt: 0.20%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2013-D-1 (Miscellaneous Revenue)	0.27	9-1-2014	1,300,000	1,300,791
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014-D-1 (Miscellaneous Revenue) %%	1.00	8-1-2015	1,250,000	1,259,600

				2,560,391

Variable Rate Demand Note ø: 0.18%
Kentucky EDA Hospital Revenue Bonds Series 2011 Baptist Healthcare System Obligated Group Deutsche Bank Spears Lifers Trust Series DBE-1275 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	8-15-2042	2,200,000	2,200,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Louisiana: 0.53%

Variable Rate Demand Note ø: 0.53%
Ascension Parish LA BASF Corporation Project (Industrial Development Revenue)	0.22%	3-1-2025	$6,700,000	$6,700,000

Maryland: 0.97%

Variable Rate Demand Notes ø: 0.97%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue)	0.11	12-3-2035	940,000	940,000
Maryland Department of Housing & Community Development Residential Series 2007J (Housing Revenue, FHA Insured, TD Bank NA SPA)	0.05	9-1-2031	5,085,000	5,085,000
Maryland GO Series 2013-B Merrill Lynch Joint Venture Trust Series JVI-1001 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.16	3-1-2019	1,600,000	1,600,000
Maryland GO Series 2013-B Merrill Lynch Joint Venture Trust Series JVI-1003 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.16	3-1-2019	1,600,000	1,600,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.11	7-1-2041	3,000,000	3,000,000

				12,225,000

Massachusetts: 1.56%

Other Municipal Debt: 0.59%
University of Massachusetts Building Authority Series 2013 B-1 (Education Revenue)	0.12	1-8-2015	7,500,000	7,500,000

Variable Rate Demand Notes ø: 0.97%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.19	6-1-2018	1,200,000	1,200,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-32 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.13	8-1-2014	11,000,000	11,000,000

				12,200,000

Michigan: 4.72%

Variable Rate Demand Notes ø: 4.72%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.07	6-1-2034	300,000	300,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC) 144A	0.10	9-1-2026	25,000,000	25,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue)	0.12	11-15-2049	2,300,000	2,300,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue)	0.12	11-15-2047	2,625,000	2,625,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue)	0.12	11-15-2049	1,800,000	1,800,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, AGM Insured)	0.19	4-1-2042	27,500,000	27,500,000

				59,525,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 0.78%

Other Municipal Debt: 0.09%
Minnesota Rural Water Finance Authority Public Project Construction Series 2013-B (Water & Sewer Revenue)	0.30%	1-1-2015	$1,100,000	$1,103,442

Variable Rate Demand Notes ø: 0.69%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	8-15-2038	750,000	750,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.08	5-1-2026	3,990,000	3,990,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.21	2-1-2027	1,360,000	1,360,000
Plymouth MN At The Lake Apartments Project (Housing Revenue, FHLMC LIQ)	0.09	8-1-2034	1,900,000	1,900,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	6-1-2032	700,000	700,000

				8,700,000

Mississippi: 1.16%

Variable Rate Demand Notes ø: 1.16%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series K (Industrial Development Revenue)	0.05	11-1-2035	4,000,000	4,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series L (Industrial Development Revenue)	0.05	11-1-2035	10,700,000	10,700,000

				14,700,000

Missouri: 1.18%

Other Municipal Debt: 0.39%
Missouri HEFA Health Care Series 2014-E (GO)	0.11	8-1-2014	3,000,000	3,000,000
Saint Louis County MO Special Obligation Series 2013-1 (Miscellaneous Revenue) ##	0.20	8-1-2014	1,925,000	1,925,000

				4,925,000

Variable Rate Demand Notes ø: 0.79%
Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.11	8-1-2038	2,160,000	2,160,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue, Credit Suisse LIQ) 144A	0.10	12-1-2036	7,835,000	7,835,000

				9,995,000

Nebraska: 0.49%

Variable Rate Demand Note ø: 0.49%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.10	9-1-2031	6,190,000	6,190,000

Nevada: 0.45%

Variable Rate Demand Note ø: 0.45%
Clark County NV Deutsche Bank Spears Lifers Series DBE-643 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.14	7-1-2025	5,660,000	5,660,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

New Hampshire: 0.84%

Variable Rate Demand Notes ø: 0.84%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.06%	6-1-2039	$139	$139
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.16	10-1-2017	4,940,000	4,940,000
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA LIQ) 144A	0.14	1-1-2037	5,700,000	5,700,000

				10,640,139

New Jersey: 2.61%

Variable Rate Demand Notes ø: 2.61%
New Jersey EDA National Gas Company Series C (Utilities Revenue)	0.07	8-1-2041	10,200,000	10,200,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Lifers Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.12	3-1-2029	1,320,000	1,320,000
New Jersey TRAN JPMorgan PUTTER Series 4462 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.10	6-26-2015	11,200,000	11,200,000
New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.10	6-26-2015	7,800,000	7,800,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.11	1-1-2038	2,375,000	2,375,000

				32,895,000

New York: 5.59%

Other Municipal Debt: 0.22%
Metropolitan Transportation Authority New York BAN Series 2 Sub Series A (Transportation Revenue)	0.10	8-5-2014	2,800,000	2,800,000

Variable Rate Demand Notes ø: 5.37%
New York City NY Transitional Finance Authority Building Aid Series 2007-S1 Citigroup Eagle Series 2014-0041-A (Miscellaneous Revenue, AGM/FGIC Insured, Citibank NA LIQ) 144A	0.07	7-15-2036	4,200,000	4,200,000
New York Convention Center Development Corporation Series 2005 Citigroup Eagle Series 2014-0044-A (Tax Revenue, Citibank NA LIQ) 144A	0.07	11-15-2044	4,600,000	4,600,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.11	5-1-2038	6,810,000	6,810,000
New York Housing Finance Agency Series 2014-A (Housing Revenue)	0.35	5-1-2048	7,500,000	7,500,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.12	10-1-2031	3,660,000	3,660,000
New York NY Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.05	6-15-2038	14,900,000	14,900,000
New York NY Transitional Finance Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.05	5-1-2028	22,400,000	22,400,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.09	7-1-2031	560,000	560,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.09	7-1-2031	1,875,000	1,875,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006C (Health Revenue)	0.09	7-1-2017	1,230,000	1,230,000

				67,735,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Carolina: 0.97%

Other Municipal Debt: 0.08%
Wake County NC GO 2007 (Tax Revenue)	0.05%	3-1-2015	$1,000,000	$1,028,307

Variable Rate Demand Notes ø: 0.89%
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.08	7-1-2032	5,915,000	5,915,000
North Carolina Housing Finance Agency Home Ownership Series 3191 (Housing Revenue, Morgan Stanley Bank LIQ) 144A	0.13	7-1-2039	5,270,000	5,270,000

				11,185,000

North Dakota: 4.15%

Other Municipal Debt: 1.10%
Mercer County ND PCR Antelope Valley Unit 1 & Common Facilities Series 2009 (Miscellaneous Revenue)	0.14	9-11-2014	12,900,000	12,900,000
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Miscellaneous Revenue)	0.26	5-1-2015	1,000,000	1,005,445

				13,905,445

Variable Rate Demand Notes ø: 3.05%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	0.27	12-1-2022	1,815,000	1,815,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.09	7-1-2037	18,425,000	18,425,000
Trail County ND Industrial Development Revenue American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.11	9-1-2019	18,300,000	18,300,000

				38,540,000

Ohio: 4.14%

Other Municipal Debt: 1.84%
Ohio Air Quality Development Authority (Resource Recovery Revenue)	0.09	3-1-2032	2,200,000	2,200,000
Ohio Air Quality Development Authority (Resource Recovery Revenue)	0.09	9-1-2037	19,500,000	19,500,000
Ohio Common Schools Series 2009-C (GO)	0.04	9-15-2014	1,525,000	1,534,247

				23,234,247

Variable Rate Demand Notes ø: 2.30%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.09	1-1-2038	1,670,000	1,670,000
Ohio HFA Series R-11575 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ)	0.21	3-1-2016	470,000	470,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.11	12-1-2043	1,000,000	1,000,000
Ohio Higher Educational Facilities Commission Cleveland Clinic Health Systems Series 2013-B-3 (Health Revenue, U.S. Bank NA LIQ)	0.06	1-1-2039	6,300,000	6,300,000
Ohio Housing Finance Agency Residential Mortgage Backed Series F (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.09	3-1-2037	15,450,000	15,450,000
Ohio Turnpike Commission Junior Lien Revenue Bond Series 2013A-2 Deutsche Bank Spears Lifers Trust Series DBE-1280 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.11	2-15-2043	4,200,000	4,200,000

				29,090,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Other: 11.29%

Variable Rate Demand Notes ø: 11.29%
Branch Banking & Trust Series 2040 (Airport Revenue, FGIC Insured, Branch Banking & Trust LIQ)	0.10%	10-1-2030	$7,025,000	$7,025,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.10	10-1-2015	7,095,000	7,095,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	9-1-2039	2,138,000	2,138,000
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.18	1-1-2036	2,775,000	2,775,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	6-1-2038	4,025,000	4,025,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	1-1-2036	2,410,000	2,410,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	10-1-2036	4,500,000	4,500,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	7-1-2037	2,800,000	2,800,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	9-1-2037	510,000	510,000
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	1-1-2038	7,465,000	7,465,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	7-1-2036	982,000	982,000
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.18	12-1-2036	2,340,000	2,340,000
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	1-1-2018	2,400,000	2,400,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	5-1-2017	1,939,000	1,939,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	2-15-2028	9,035,000	9,035,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.09	1-15-2047	2,953,000	2,953,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.09	6-15-2036	16,755,000	16,755,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue, FHLMC LIQ)	0.12	8-15-2045	16,382,127	16,382,127
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.07	12-15-2045	2,500,000	2,500,000
FHLMC Series M002 Class A (Housing Revenue, FHLMC LIQ)	0.12	1-15-2047	4,227,629	4,227,629
FHLMC Series M008 Class A (Housing Revenue, FHLMC LIQ)	0.12	2-15-2035	18,733,033	18,733,033
FHLMC Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.09	11-15-2036	23,551,000	23,551,000

				142,540,789

Pennsylvania: 2.95%

Variable Rate Demand Notes ø: 2.95%
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.22	9-1-2032	1,900,000	1,900,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.06	6-1-2035	100,000	100,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4298Z (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	4-1-2029	2,325,000	2,325,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.10%	2-1-2018	$2,985,000	$2,985,000
Pennsylvania EDFA Fitzpatrick Container Company Project (Industrial Development Revenue, PNC Bank NA LOC)	0.11	12-1-2023	1,300,000	1,300,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.11	12-1-2025	2,000,000	2,000,000
Pennsylvania EDFA Series J1 (Industrial Development Revenue, PNC Bank NA LOC)	0.15	5-1-2015	100,000	100,000
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1004 (Education Revenue, Bank of America NA LIQ) 144A	0.26	5-31-2015	21,600,000	21,600,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.23	6-1-2028	4,700,000	4,700,000
Philadelphia PA IDA 1100 Walnut Street Project (Health Revenue, PNC Bank NA LOC)	0.14	12-1-2014	200,000	200,000

				37,210,000

Rhode Island: 0.45%

Variable Rate Demand Notes ø: 0.45%
Austin Trust Series 2008-1177 (Housing Revenue, Bank of America NA LIQ)	0.20	10-1-2032	2,855,000	2,855,000
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.11	9-1-2020	2,800,000	2,800,000

				5,655,000

South Carolina: 1.95%

Other Municipal Debt: 1.43%
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.13	8-13-2014	2,800,000	2,800,000
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.13	8-14-2014	3,700,000	3,700,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	9-2-2014	3,500,000	3,500,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	9-2-2014	7,100,000	7,100,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	9-2-2014	1,000,000	1,000,000

				18,100,000

Variable Rate Demand Notes ø: 0.52%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	11-1-2029	1,960,000	1,960,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (Industrial Development Revenue, Branch Banking & Trust LOC)	0.07	12-1-2038	4,600,000	4,600,000

				6,560,000

South Dakota: 1.59%

Variable Rate Demand Notes ø: 1.59%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.10	7-1-2037	1,600,000	1,600,000
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001C (Health Revenue, U.S. Bank NA LOC)	0.06	11-1-2019	8,600,000	8,600,000
South Dakota Housing Development Authority Homeownership Mortgage Series 2004-D (Housing Revenue, Bank of New York Mellon SPA)	0.06	5-1-2032	9,890,000	9,890,000

				20,090,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 2.07%

Other Municipal Debt: 1.87%
Shelby County TN (GO, Bank of New York Mellon SPA)	0.06%	4-1-2030	$23,530,000	$23,530,000

Variable Rate Demand Note ø: 0.20%
Chattanooga TN Health Education Housing Facilities Series 2013A Catholic Health Initiatives Deutsche Bank Spears Lifers Trust Series DBE 1268 (Health Revenue, Deutsche Bank LIQ) 144A	0.13	1-1-2045	2,565,000	2,565,000

Texas: 11.70%

Other Municipal Debt: 2.66%
Dallas TX Area Rapid Transit Senior Subordinate Lien Series 1 (Tax Revenue)	0.09	8-14-2014	1,800,000	1,800,000
Texas PFA Series 2003 (Miscellaneous Revenue)	0.05	8-5-2014	3,500,000	3,500,000
Texas TRAN Series 2013 (Miscellaneous Revenue)	0.18	8-28-2014	28,250,000	28,287,992

				33,587,992

Variable Rate Demand Notes ø: 9.04%
Austin TX Series 2008-1191 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA LIQ)	0.21	7-1-2032	2,015,000	2,015,000
Calhoun Port Authority Texas Formosa Plastics Corporation Project Series 2011A (Industrial Development Revenue, Sumitomo Mitsui Banking LOC) 144A	0.09	9-1-2039	21,400,000	21,400,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	10-1-2018	1,460,000	1,460,000
Deutsche Bank Spears Lifers Trust Series DBE-1172X (Airport Revenue, Deutsche Bank LIQ) 144A	0.11	11-1-2037	10,245,000	10,245,000
Gulf Coast TX IDA ExxonMobil Project Series 2012 (Industrial Development Revenue)	0.06	11-1-2041	9,885,000	9,885,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.12	12-1-2023	3,600,000	3,600,000
North TX Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.07	1-1-2048	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.22	4-1-2033	6,000,000	6,000,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Industrial Development Revenue)	0.18	4-1-2037	15,000,000	15,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.07	3-1-2042	21,500,000	21,500,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue)	0.07	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.07	4-1-2028	5,000,000	5,000,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank Spears Lifers Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.26	12-15-2032	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.36	12-15-2026	7,041,892	7,041,892
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.15	8-15-2029	3,000,000	3,000,000

				114,146,892

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utah: 0.82%

Variable Rate Demand Notes ø: 0.82%
Salt Lake County UT Research Facilities Huntsman Cancer Foundation Series 2013-A-2 Merrill Lynch Series MT-847 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.13%	12-1-2033	$4,100,000	$4,100,000
Weber County UT Hospital IHC Health Services Series 2000C (Health Revenue, Bank of New York Mellon SPA)	0.06	2-15-2035	6,200,000	6,200,000

				10,300,000

Vermont: 0.77%

Variable Rate Demand Notes ø: 0.77%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.09	5-1-2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.09	11-1-2037	5,500,000	5,500,000

				9,700,000

Virginia: 1.21%

Variable Rate Demand Notes ø: 1.21%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.11	4-1-2026	2,500,000	2,500,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue)	0.14	5-15-2042	6,870,000	6,870,000
Norfolk VA EDA Sentara Healthcare Series 2010B (Health Revenue)	0.18	11-1-2034	5,850,000	5,850,000

				15,220,000

Washington: 0.53%

Variable Rate Demand Notes ø: 0.53%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.14	5-1-2028	1,440,000	1,440,000
Washington Housing Finance Commission Deer Run West Apartment Project A (Housing Revenue, Mizuho Corporate Bank LOC)	0.09	6-15-2037	5,200,000	5,200,000

				6,640,000

West Virginia: 0.53%

Variable Rate Demand Notes ø: 0.53%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)	0.10	10-1-2017	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	0.10	10-1-2031	2,700,000	2,700,000

				6,700,000

Wisconsin: 2.42%

Other Municipal Debt: 0.60%
Milwaukee WI Cash Flow Promissory Notes Series 2014-R1 (GO)	0.10	12-23-2014	6,500,000	6,522,828
Wisconsin Rural Water Construction Loan Program BAN Series 2013 (Water & Sewer Revenue)	0.27	9-1-2014	1,000,000	1,000,608

				7,523,436

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 1.82%
West Bend WI Bestech Tool Corporation Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.39%	9-1-2019	$535,000	$535,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1191 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	4-15-2035	3,500,000	3,500,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.26	8-15-2034	9,000,000	9,000,000
Wisconsin Housing & EDA Series E (Housing Revenue)	0.27	9-1-2038	10,000,000	10,000,000

				23,035,000

Total Municipal Obligations (Cost $1,237,082,713)				1,237,082,713

Other: 1.04%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) §144A±	0.15	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) §144A±	0.13	8-1-2040	3,700,000	3,700,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) §144A±	0.13	8-1-2040	2,400,000	2,400,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) §144A±	0.15	6-1-2040	4,000,000	4,000,000

Total Other (Cost $13,100,000)				13,100,000

Total investments in securities
(Cost $1,250,182,713) *	99.04%	1,250,182,713
Other assets and liabilities, net	0.96	12,169,752

Total net assets	100.00%	$1,262,352,465

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security has been segregated for when-issued securities.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Statement of assets and liabilities—July 31, 2014 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$1,250,182,713
Cash	2,140,598
Receivable for investments sold	15,710,133
Receivable for interest	964,671
Receivable from adviser	69,897
Prepaid expenses and other assets	17,812

Total assets	1,269,085,824

Liabilities
Dividends payable	8,442
Payable for investments purchased	6,330,608
Payable for Fund shares redeemed	294
Administration fees payable	142,249
Accrued expenses and other liabilities	251,766

Total liabilities	6,733,359

Total net assets	$1,262,352,465

NET ASSETS CONSIST OF
Paid-in capital	$1,262,261,042
Overdistributed net investment income	(18,929)
Accumulated net realized gains on investments	110,352

Total net assets	$1,262,352,465

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$3,535,856
Shares outstanding – Administrator Class[1]	3,535,624
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$1,107,136,965
Shares outstanding – Institutional Class[1]	1,107,025,828
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$151,679,644
Shares outstanding – Service Class[1]	151,677,653
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	21

Investment income
Interest	$744,004

Expenses
Advisory fee	566,941
Administration fees
Fund level	283,471
Administrator Class	1,735
Institutional Class	393,357
Service Class	88,213
Shareholder servicing fees
Administrator Class	1,735
Service Class	118,927
Custody and accounting fees	41,840
Professional fees	17,680
Registration fees	25,397
Shareholder report expenses	10,659
Trustees’ fees and expenses	102
Other fees and expenses	20,352

Total expenses	1,570,409
Less: Fee waivers and/or expense reimbursements	(883,100)

Net expenses	687,309

Net investment income	56,695

Net realized gains on investments	27,539

Net increase in net assets resulting from operations	$84,234

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2014 (unaudited)		Year ended January 31, 2014

Operations
Net investment income		$56,695		$193,393
Net realized gains on investments		27,539		417,035

Net increase in net assets resulting from operations		84,234		610,428

Distributions to shareholders from
Net investment income
Administrator Class		(174)		(356)
Institutional Class		(49,170)		(178,941)
Service Class		(7,351)		(14,096)
Net realized gains
Administrator Class		0		(909)
Institutional Class		0		(296,035)
Service Class		0		(43,486)

Total distributions to shareholders		(56,695)		(533,823)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Institutional Class	2,798,536,097	2,798,536,097	5,788,869,270	5,788,869,270
Service Class	143,276,392	143,276,392	704,924,434	704,924,434

		2,941,812,489		6,493,793,704

Reinvestment of distributions
Administrator Class	174	174	1,265	1,265
Institutional Class	8,515	8,515	65,337	65,337
Service Class	3,288	3,288	26,625	26,625

		11,977		93,227

Payment for shares redeemed
Institutional Class	(2,796,117,241)	(2,796,117,241)	(6,251,043,334)	(6,251,043,334)
Service Class	(166,961,343)	(166,961,343)	(669,903,578)	(669,903,578)

		(2,963,078,584)		(6,920,946,912)

Net decrease in net assets resulting from capital share transactions		(21,254,118)		(427,059,981)

Total decrease in net assets		(21,226,579)		(426,983,376)

Net assets
Beginning of period		1,283,579,044		1,710,562,420

End of period		$1,262,352,465		$1,283,579,044

Overdistributed net investment income		$(18,929)		$(18,929)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Cash Management Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.04%	0.05%	0.02%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.36%	0.36%	0.36%	0.38%
Net expenses	0.12%	0.15%	0.22%	0.24%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$3,536	$3,536	$3,534	$3,533	$9,627

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS		2014	2013	2012	2011[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.04%	0.08%	0.05%	0.16%	0.40%	2.20%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.24%	0.24%	0.24%	0.24%	0.23%	0.22%
Net expenses	0.12%	0.15%	0.19%	0.19%	0.21%	0.23%	0.22%
Net investment income	0.01%	0.01%	0.04%	0.06%	0.18%	0.40%	2.10%
Supplemental data
Net assets, end of period (000s omitted)	$1,107,137	$1,104,686	$1,566,716	$2,337,778	$4,115,192	$4,580,024	$6,154,387

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Cash Management Money Market Fund	25

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
SERVICE CLASS		2014	2013	2012	2011[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]	0.02
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.04%	0.05%	0.01%	0.01%	0.20%	1.95%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.48%	0.48%	0.50%	0.50%	0.48%	0.47%
Net expenses	0.12%	0.15%	0.22%	0.25%	0.37%	0.44%	0.47%
Net investment income (loss)	0.01%	0.01%	0.01%	(0.01)%	0.01%	0.21%	1.85%
Supplemental data
Net assets, end of period (000s omitted)	$151,680	$175,358	$140,313	$213,380	$312,671	$564,325	$830,779

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class IS of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	27

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2014, the Fund had $2,739 of current year deferred post-October capital losses, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

28	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Notes to financial statements (unaudited)

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class shares, 0.20% for Institutional Class shares and 0.45% for Service Class shares. For the six months ended July 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Institutional Class) was higher than or in range of the average performance of the Universe for all periods under review.

Other information (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	33

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all share classes except for the Institutional Class, the net operating expense ratio for which was in range of the median net operating expense ratio of its expense Group. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rate for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

34	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Municipal Cash Management Money Market Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

227178 09-14 SA307/SAR307 07-14

Wells Fargo Advantage

Municipal Money Market Fund

Semi-Annual Report

July 31, 2014

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The views expressed and any forward-looking statements are as of July 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Money Market Fund for the six-month period that ended July 31, 2014. The past six months were marked by an accommodative monetary policy that kept short-term yields low and significant changes to the regulation of money market funds adopted by the Securities and Exchange Commission (SEC) that will be implemented over a two-year time frame. Despite the challenges of low yields and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past six months, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Although the quantitative easing program is being scaled back and will likely soon cease, monetary policy still remains extremely accommodative. Further, Fed officials have said that “even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Federal Open Market Committee views as normal in the longer run.”

Less supply of short-term investment securities also held down yields. Banks have been curtailing their issuance of shorter maturities as they move into compliance with the Basel liquidity coverage ratio, while others are trimming the size of their repurchase agreement (repo) books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve significant changes to regulations governing money market funds. The most significant of these changes are scheduled to take place over a two-year period with final implementation required by late 2016.

There are several structural changes to money market funds included in the new rules. Institutional prime and institutional municipal money market funds will be required to transact at a market-based, or variable, net asset value (NAV), as opposed to a stable NAV of $1.00 per share. Meanwhile, government and retail money market funds will be exempt from the floating NAV requirement. The SEC has also provided funds with two new measures intended to protect investors and the broader financial system in the rare event that a money market fund’s liquidity becomes materially impaired. Namely, a distressed fund may impose a fee on all redemptions of up to 2% (referred to as a “liquidity fee”) or prevent shareholder redemptions for a limited period of time (referred to as a “redemption gate”). The rule also includes additional requirements, including increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter portfolio diversification requirements, and enhanced stress-testing measures. As we gain further clarity on the impacts of these additional money market fund regulations, we will continue to provide updates and information.

Despite the structural and operational changes ahead, we do not anticipate broad changes to the way we manage our funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

James Randazzo

Average annual total returns1 (%) as of July 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WMUXX)	1-5-1995	0.04%	0.02%	0.99%	0.83	0.65
Institutional Class (WMTXX)*	7-9-2010	0.04%	0.05%	1.15%	0.44	0.20
Investor Class (WMVXX)	7-9-2010	0.04%	0.02%	1.13%	0.86	0.64
Service Class (WMSXX)	11-2-1988	0.04%	0.02%	1.13%	0.73	0.45
Sweep Class	6-30-2000	0.04%	0.02%	0.85%	1.18	1.00

*	Institutional Class shares are closed to new investors.

Yield summary3 (%) as of July 31, 2014

	Class A	Institutional Class	Investor Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	5

Revenue source distribution as of July 31, 2014[4]

Effective maturity distribution as of July 31, 2014[4]

Weighted average maturity[5] as of July 31, 2014
18 days

Weighted average life[6] as of July 31, 2014
18 days

1.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to include the higher expenses applicable to Investor Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Municipal Money Market Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.70)%, (0.31)%, (0.73)%, (0.60)%, and (1.05)% for Class A, Institutional Class, Investor Class, Service Class, and Sweep Class, respectively.

4.	Amounts are subject to change and are calculated based on the total investments of the Fund.

5.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

6.	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average final maturity of 120 calendar days or less.

6	Wells Fargo Advantage Municipal Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2014	Ending account value 7-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Investor Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Service Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.29%

Alabama: 0.85%

Variable Rate Demand Notes ø: 0.85%
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.21%	8-1-2041	$2,600,000	$2,600,000
Mobile AL Industrial Development Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.09	8-1-2031	1,950,000	1,950,000

				4,550,000

Arizona: 1.60%

Variable Rate Demand Notes ø: 1.60%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.10	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.10	8-1-2026	2,500,000	2,500,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.10	8-1-2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Rio Bravo Dairy Farm LLC Series 2002 (Industrial Development Revenue, Farm Credit Services America LOC)	0.10	5-1-2027	1,250,000	1,250,000

				8,600,000

California: 4.53%

Other Municipal Debt: 0.73%
Los Angeles County CA School Pooled Financing Program Series 2013-14 (Miscellaneous Revenue)	0.14	12-31-2014	1,150,000	1,158,859
Los Angeles County CA TRAN Series 2014 (GO)	0.11	6-25-2015	700,000	708,725
Los Angeles County CA TRAN Series 2014-15 (Miscellaneous Revenue)	0.12	6-30-2015	700,000	708,799
Riverside County CA TRAN Series 2014 (Tax Revenue)	0.11	6-30-2015	1,300,000	1,316,400

				3,892,783

Variable Rate Demand Notes ø: 3.80%
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.06	11-1-2040	4,500,000	4,500,000
California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	4-15-2035	3,000,000	3,000,000
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	10-15-2030	8,640,000	8,640,000
Eastern Municipal Water District of Southern California Certificate of Participation Series D (Water & Sewer Revenue, U.S. Bank NA SPA)	0.06	7-1-2023	1,800,000	1,800,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	9-15-2032	2,500,000	2,500,000

				20,440,000

Colorado: 2.35%

Variable Rate Demand Notes ø: 2.35%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2008-D2 Morgan Stanley Series 2008-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.12	10-1-2037	1,000,000	1,000,000
Colorado HFA Ready Foods Incorporated Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.11	1-1-2032	3,290,000	3,290,000
Colorado HFA Worldwest LLP Project Series 1999-A (Industrial Development Revenue, UMB Bank Colorado LOC) 144A	0.31	9-1-2023	2,960,000	2,960,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Colorado MidCities Metropolitan District #1 Colorado Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.16%	12-1-2031	$1,500,000	$1,500,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.21	11-15-2025	2,600,000	2,600,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.19	11-1-2020	1,285,000	1,285,000

				12,635,000

Connecticut: 0.17%

Other Municipal Debt: 0.17%
Connecticut GO Series 2011-E (Miscellaneous Revenue)	0.09	11-1-2014	900,000	911,011

District of Columbia: 0.36%

Other Municipal Debt: 0.36%
District of Columbia Fiscal Year 2014 TRAN (Miscellaneous Revenue)	0.16	9-30-2014	1,945,000	1,950,872

Florida: 5.32%

Other Municipal Debt: 0.89%
JEA Florida Electric System Series 2000 A (Utilities Revenue)	0.08	8-21-2014	1,600,000	1,600,000
JEA Florida Electric System Series 2000 F-1 (Utilities Revenue)	0.08	8-14-2014	1,800,000	1,800,000
JEA Florida Electric System Series 2000 F-2 (Utilities Revenue)	0.07	8-6-2014	1,400,000	1,400,000

				4,800,000

Variable Rate Demand Notes ø: 4.43%
Alachua County FL Florida Rock Project (Industrial Development Revenue, Bank of America NA LOC)	0.18	11-1-2022	1,850,000	1,850,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	12-15-2041	1,760,000	1,760,000
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.13	8-22-2014	600,000	600,000
JEA Florida Electric System Series D (Utilities Revenue, U.S. Bank NA SPA)	0.06	10-1-2038	2,500,000	2,500,000
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.12	9-1-2015	1,260,000	1,260,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.12	9-1-2015	1,205,000	1,205,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.11	7-1-2025	1,000,000	1,000,000
Sarasota County FL Planned Parenthood Incorporated Project (Health Revenue, BMO Harris Bank NA LOC)	0.08	10-1-2041	1,700,000	1,700,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.14	11-15-2033	1,900,000	1,900,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.23	10-1-2038	10,000,000	10,000,000

				23,775,000

Illinois: 4.52%

Variable Rate Demand Notes ø: 4.52%
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.36	11-1-2023	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Chicago IL Board of Education Unlimited Tax Series 2011-A Deutsche Bank Spears Lifers Trust Series DBE-1210 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.11%	12-1-2039	$3,000,000	$3,000,000
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, Harris NA LOC)	0.10	7-1-2033	1,890,000	1,890,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.09	1-1-2035	5,265,000	5,265,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.28	11-1-2030	4,000,000	4,000,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.28	11-1-2030	2,250,000	2,250,000
Illinois Finance Authority Merug LLC Series B (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.32	12-1-2018	645,000	645,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, FHLB SPA)	0.09	1-1-2027	1,000,000	1,000,000
Lake County IL Brown Paper Goods Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.52	10-1-2021	805,000	805,000
Lake County IL Northpoint Association (Industrial Development Revenue, Northern Trust Company LOC)	0.12	7-1-2029	2,600,000	2,600,000
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (Industrial Development Revenue, Bank of America NA LOC)	0.17	12-1-2014	1,850,000	1,850,000

				24,305,000

Indiana: 2.00%

Other Municipal Debt: 0.26%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	0.25	1-6-2015	1,400,000	1,406,039

Variable Rate Demand Notes ø: 1.74%
Indiana Finance Authority First Lien Wastewater Utility Series 2014-A Deutsche Bank Spears Lifers Trust Series DBE-1343 (Water & Sewer Revenue, Deutsche Bank LIQ) 144A	0.13	10-1-2044	3,200,000	3,200,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.08	3-1-2041	1,460,000	1,460,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.11	10-1-2023	2,000,000	2,000,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.32	9-1-2028	2,700,000	2,700,000

				9,360,000

Iowa: 2.05%

Variable Rate Demand Notes ø: 2.05%
Iowa Finance Authority Interwest Project Series 2001 (Industrial Development Revenue, CoBank LOC)	0.10	11-1-2016	1,020,000	1,020,000
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.08	6-1-2039	8,400,000	8,400,000
Iowa Finance Authority Powerfilm Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.23	6-1-2028	1,600,000	1,600,000

				11,020,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Kansas: 0.61%

Variable Rate Demand Notes ø: 0.61%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.16%	6-1-2020	$645,000	$645,000
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.16	8-1-2027	2,610,000	2,610,000

				3,255,000

Kentucky: 1.31%

Other Municipal Debt: 0.28%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2013-D-1 (Miscellaneous Revenue)	0.28	9-1-2014	1,000,000	1,000,608
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014 D-1 (Miscellaneous Revenue) %%	1.00	8-1-2015	500,000	503,840

				1,504,448

Variable Rate Demand Notes ø: 1.03%
Bardstown KY Industrial Building Linpac Materials Handling Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.18	10-1-2019	2,170,000	2,170,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.11	9-1-2022	2,050,000	2,050,000
Kentucky EDA Hospital Revenue Bonds Series 2011 Baptist Healthcare System Obligated Group Deutsche Bank Spears Lifers Trust Series DBE-1275 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	8-15-2042	1,300,000	1,300,000

				5,520,000

Louisiana: 2.20%

Variable Rate Demand Notes ø: 2.20%
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC LIQ)	0.09	3-1-2043	7,800,000	7,800,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue)	0.18	12-1-2036	4,000,000	4,000,000

				11,800,000

Maryland: 0.56%

Variable Rate Demand Notes ø: 0.56%
Maryland GO Series 2013-B Merrill Lynch Joint Venture Trust Series JVI-1001 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.16	3-1-2019	1,000,000	1,000,000
Maryland GO Series 2013-B Merrill Lynch Joint Venture Trust Series JVI-1003 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.16	3-1-2019	1,000,000	1,000,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.11	7-1-2041	1,000,000	1,000,000

				3,000,000

Massachusetts: 1.51%

Other Municipal Debt: 0.56%
University of Massachusetts Building Authority Series 2013 B-1 (Education Revenue)	0.12	1-8-2015	3,000,000	3,000,000

Variable Rate Demand Note ø: 0.95%
Royal Bank of Canada Municipal Products Incorporated Trust Series E-32 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.13	8-1-2014	5,100,000	5,100,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 6.38%

Variable Rate Demand Notes ø: 6.38%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.07%	6-1-2034	$500,000	$500,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC) 144A	0.10	9-1-2026	15,495,000	15,495,000
Michigan Hospital Finance Authority Ascension Health Group Series 2010-8 (Health Revenue)	0.12	11-15-2049	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue)	0.12	11-15-2049	1,100,000	1,100,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.12	11-15-2047	1,265,000	1,265,000
Michigan Hospital Finance Authority Henry Ford Health System Series 2006-A Deutsche Bank Spears Lifers Trust Series DBE-1281 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	11-15-2046	2,500,000	2,500,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.09	10-1-2037	3,230,000	3,230,000
Michigan Housing Development Authority Series A (Housing Revenue, AGM Insured)	0.19	4-1-2042	9,210,000	9,210,000

				34,300,000

Minnesota: 4.18%

Other Municipal Debt: 0.19%
Minnesota Rural Water Finance Authority Public Project Construction Series 2013-B (Water & Sewer Revenue)	0.24	1-1-2015	1,000,000	1,003,129

Variable Rate Demand Notes ø: 3.99%
Becker MN Plymouth Foam Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.28	5-1-2019	1,185,000	1,185,000
Bloomington MN Refunding MFHR Norlan Partnership Series 2000-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	7-15-2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	6-15-2038	2,755,000	2,755,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	8-15-2038	400,000	400,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	4-15-2035	2,800,000	2,800,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	6-15-2038	3,645,000	3,645,000
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.08	8-1-2036	850,000	850,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.08	5-1-2026	551,000	551,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (Industrial Development Revenue, U.S. Bank NA LOC)	0.19	5-1-2016	690,000	690,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.21	2-1-2027	1,325,000	1,325,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	6-1-2032	2,140,000	2,140,000

				21,431,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Mississippi: 0.35%

Variable Rate Demand Note ø: 0.35%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06%	2-1-2016	$1,900,000	$1,900,000

Missouri: 1.62%

Other Municipal Debt: 0.49%
Missouri HEFA Health Care Series 2014-E (GO) ##	0.11	8-1-2014	1,600,000	1,600,000
Saint Louis County MO Special Obligation Series 2013-1 (Miscellaneous Revenue) ##	0.20	8-1-2014	1,000,000	1,000,000

				2,600,000

Variable Rate Demand Notes ø: 1.13%
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue, Credit Suisse LIQ) 144A	0.10	12-1-2036	4,400,000	4,400,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	0.21	4-1-2026	1,685,000	1,685,000

				6,085,000

Nebraska: 0.80%

Variable Rate Demand Note ø: 0.80%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.10	9-1-2031	4,310,000	4,310,000

Nevada: 0.28%

Variable Rate Demand Note ø: 0.28%
Clark County NV Deutsche Bank Spears Lifers Series DBE-643 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.14	7-1-2025	1,500,000	1,500,000

New Hampshire: 0.35%

Variable Rate Demand Note ø: 0.35%
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA LIQ) 144A	0.14	1-1-2037	1,880,000	1,880,000

New Jersey: 2.04%

Variable Rate Demand Notes ø: 2.04%
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Lifers Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.12	3-1-2029	660,000	660,000
New Jersey TRAN JPMorgan PUTTER Series 4462 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.10	6-26-2015	4,800,000	4,800,000
New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.10	6-26-2015	3,500,000	3,500,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.07	12-15-2023	550,000	550,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.11	1-1-2038	1,425,000	1,425,000

				10,935,000

New York: 3.33%

Other Municipal Debt: 0.28%
Metropolitan Transportation Authority New York BAN Series 2 Sub Series A (Transportation Revenue)	0.10	8-5-2014	1,500,000	1,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 3.05%
New York City NY Transitional Finance Authority Building Aid Series 2007-S1 Citigroup Eagle Series 2014-0041-A (Miscellaneous Revenue, AGM/FGIC Insured, Citibank NA LIQ) 144A	0.07%	7-15-2036	$1,800,000	$1,800,000
New York Convention Center Development Corporation Series 2005 Citigroup Eagle Series 2014-0044-A (Tax Revenue, Citibank NA LIQ) 144A	0.07	11-15-2044	1,900,000	1,900,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	11-15-2026	1,700,000	1,700,000
New York Housing Finance Agency Series 2014-A (Housing Revenue)	0.35	5-1-2048	3,400,000	3,400,000
New York NY Transitional Finance Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.05	5-1-2028	4,000,000	4,000,000
New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)	0.05	11-1-2029	1,400,000	1,400,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.09	7-1-2031	1,280,000	1,280,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.09	7-1-2031	930,000	930,000

				16,410,000

North Carolina: 0.55%

Other Municipal Debt: 0.09%
Wake County NC GO 2007 (Tax Revenue)	0.05	3-1-2015	500,000	514,154

Variable Rate Demand Notes ø: 0.46%
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.08	7-1-2032	200,000	200,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.09	12-1-2026	2,250,000	2,250,000

				2,450,000

North Dakota: 3.06%

Other Municipal Debt: 1.38%
Mercer County ND PCR Antelope Valley Unit 1 & Common Facilities Series 2009 (Miscellaneous Revenue)	0.14	9-11-2014	6,900,000	6,900,000
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Miscellaneous Revenue)	0.26	5-1-2015	500,000	502,723

				7,402,723

Variable Rate Demand Note ø: 1.68%
Traill County ND American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.11	9-1-2017	9,030,000	9,030,000

Ohio: 5.00%

Other Municipal Debt: 0.19%
Ohio Common Schools Series 2009-C (GO)	0.04	9-15-2014	1,000,000	1,006,063

Variable Rate Demand Notes ø: 4.81%
Franklin County OH Lifeline Shelter Systems Project (Industrial Development Revenue, Bank One NA LOC)	0.47	10-1-2021	815,000	815,000
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.09	1-1-2038	8,750,000	8,750,000
Montgomery County OH Cambridge Commons Apartments Series A (Housing Revenue, FHLB LOC)	0.09	4-1-2038	1,130,000	1,130,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.09%	3-1-2032	$7,800,000	$7,800,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.11	12-1-2043	550,000	550,000
Ohio Turnpike Commission Junior Lien Revenue Bond Series 2013A-2 Deutsche Bank Spears Lifers Trust Series DBE-1280 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.11	2-15-2043	2,200,000	2,200,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.13	8-1-2038	4,625,000	4,625,000

				25,870,000

Oklahoma: 0.13%

Variable Rate Demand Note ø: 0.13%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.28	3-1-2018	675,000	675,000

Other: 12.54%

Variable Rate Demand Notes ø: 12.54%
Branch Banking & Trust Series 2040 (Airport Revenue, FGIC Insured, Branch Banking & Trust LIQ)	0.10	10-1-2030	2,900,000	2,900,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.10	10-1-2015	2,990,000	2,990,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	5-1-2017	11,765,000	11,765,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	9-1-2039	3,742,000	3,742,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	7-1-2037	515,000	515,000
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	1-1-2018	7,650,000	7,650,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.09	5-1-2017	15,082,000	15,082,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.09	6-15-2036	15,500,000	15,500,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue, FHLMC LIQ)	0.12	8-15-2045	6,143,298	6,143,298
FHLMC Multi-Family Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.07	12-15-2045	1,100,000	1,100,000

				67,387,298

Pennsylvania: 4.74%

Variable Rate Demand Notes ø: 4.74%
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA/FNMA Insured, PNC Bank NA SPA)	0.11	5-1-2036	1,575,000	1,575,000
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.22	9-1-2032	5,400,000	5,400,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-28 (GO, Royal Bank of Canada LOC) 144A	0.06	12-12-2014	1,860,000	1,860,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.10	2-1-2018	995,000	995,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.11	8-1-2022	1,000,000	1,000,000
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1004 (Education Revenue, Bank of America NA LIQ) 144A	0.26	5-31-2015	9,500,000	9,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.23%	6-1-2028	$1,000,000	$1,000,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.18	6-1-2015	3,465,000	3,465,000
Philadelphia PA School District Series A Branch Banking & Trust Municipal Trust Series 2004 (GO, Branch Banking & Trust LIQ) 144A	0.07	1-4-2029	680,000	680,000

				25,475,000

Rhode Island: 0.26%

Variable Rate Demand Note ø: 0.26%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.11	9-1-2020	1,400,000	1,400,000

South Carolina: 3.29%

Other Municipal Debt: 1.60%
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.13	8-13-2014	1,400,000	1,400,000
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.13	8-14-2014	1,800,000	1,800,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	9-2-2014	1,800,000	1,800,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	9-2-2014	3,600,000	3,600,000

				8,600,000

Variable Rate Demand Notes ø: 1.69%
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.07	8-1-2025	3,245,000	3,245,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.09	3-1-2032	4,815,000	4,815,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	11-1-2029	1,045,000	1,045,000

				9,105,000

Tennessee: 0.14%

Variable Rate Demand Note ø: 0.14%
Pulaski & Giles County TN Lomar Development Company Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.14	1-1-2017	775,000	775,000

Texas: 9.73%

Other Municipal Debt: 3.17%
Dallas TX Area Rapid Transit (GO)	0.09	8-14-2014	1,000,000	1,000,000
Texas Public Finance Authority Series 2003 (Miscellaneous Revenue)	0.05	8-5-2014	1,900,000	1,900,000
Texas TRAN Series 2013 (Miscellaneous Revenue)	0.18	8-28-2014	14,100,000	14,118,907

				17,018,907

Variable Rate Demand Notes ø: 6.56%
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue)	0.18	5-1-2036	500,000	500,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Dallam County TX Industrial Development Corporation Economic Development Revenue Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.09%	8-1-2039	$1,700,000	$1,700,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.12	12-1-2023	1,800,000	1,800,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.22	4-1-2033	9,000,000	9,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.07	3-1-2042	11,000,000	11,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.07	4-1-2028	5,500,000	5,500,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank Spears Lifers Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A%%	0.25	12-15-2032	1,330,000	1,330,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.36	12-15-2026	3,286,548	3,286,548
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.15	8-15-2029	1,155,000	1,155,000

				35,271,548

Utah: 2.21%

Variable Rate Demand Notes ø: 2.21%
Juab County UT Intermountain Farmers Association Project (Industrial Development Revenue, CoBank LOC)	0.10	10-1-2021	1,200,000	1,200,000
Salt Lake County UT Research Facilities Huntsman Cancer Foundation Series 2013-A-2 Merrill Lynch Series MT-847 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.13	12-1-2033	2,150,000	2,150,000
Weber County UT Hospital IHC Health Services Series 2000-C (Health Revenue, Bank of New York Mellon SPA)	0.06	2-15-2035	8,500,000	8,500,000

				11,850,000

Vermont: 0.19%

Variable Rate Demand Note ø: 0.19%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.05	10-1-2034	1,030,000	1,030,000

Virginia: 1.71%

Variable Rate Demand Notes ø: 1.71%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.14	5-15-2042	1,960,000	1,960,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.18	11-1-2034	4,465,000	4,465,000
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	8-15-2043	2,745,000	2,745,000

				9,170,000

Washington: 1.51%

Variable Rate Demand Notes ø: 1.51%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.14	5-1-2028	960,000	960,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.10	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2035	1,590,000	1,590,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.10%	8-1-2026	$2,280,000	$2,280,000

				8,130,000

Wisconsin: 3.96%

Other Municipal Debt: 0.65%
Milwaukee WI Cash Flow Promissory Notes Series 2014-R1 (GO)	0.10	12-23-2014	3,500,000	3,512,292

Variable Rate Demand Notes ø: 3.31%
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.18	11-1-2020	1,225,000	1,225,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.12	12-1-2021	1,265,000	1,265,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	0.09	11-1-2020	1,140,000	1,140,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)	0.12	12-1-2022	1,410,000	1,410,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.26	8-15-2034	3,900,000	3,900,000
Wisconsin Housing & EDA Series E (Housing Revenue)	0.27	9-1-2038	5,000,000	5,000,000
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, JPMorgan Chase & Company LIQ)	0.07	3-1-2015	425,000	425,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (Industrial Development Revenue, U.S. Bank NA LOC)	0.18	8-1-2019	3,420,000	3,420,000

				17,785,000

Total Municipal Obligations (Cost $528,137,267)				528,137,267

Other: 1.45%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A±§	0.15	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§	0.13	8-1-2040	1,800,000	1,800,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§	0.13	8-1-2040	1,000,000	1,000,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) 144A±§	0.15	6-1-2040	2,000,000	2,000,000

Total Other (Cost $7,800,000)				7,800,000

Total investments in securities
(Cost $535,937,267) *	99.74%	535,937,267
Other assets and liabilities, net	0.26	1,422,627

Total net assets	100.00%	$537,359,894

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security has been segregated for when-issued securities.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Money Market Fund	Statement of assets and liabilities—July 31, 2014 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$535,937,267
Cash	84,315
Receivable for investments sold	3,010,030
Receivable for Fund shares sold	46,774
Receivable for interest	464,945
Receivable from adviser	249,959
Prepaid expenses and other assets	59,561

Total assets	539,852,851

Liabilities
Dividends payable	6,054
Payable for investments purchased	1,834,139
Payable for Fund shares redeemed	133,796
Distribution fees payable	68,654
Administration fees payable	114,919
Accrued expenses and other liabilities	335,395

Total liabilities	2,492,957

Total net assets	$537,359,894

NET ASSETS CONSIST OF
Paid-in capital	$537,411,783
Overdistributed net investment income	(115,842)
Accumulated net realized gains on investments	63,953

Total net assets	$537,359,894

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$13,057,978
Shares outstanding – Class A1	13,075,425
Net asset value per share – Class A	$1.00
Net assets – Institutional Class	$22,834,937
Shares outstanding – Institutional Class[1]	22,839,980
Net asset value per share – Institutional Class	$1.00
Net assets – Investor Class	$143,995,492
Shares outstanding – Investor Class[1]	144,007,167
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$129,456,553
Shares outstanding – Service Class[1]	129,467,448
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$228,014,934
Shares outstanding – Sweep Class[1]	228,054,181
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	19

Investment income
Interest income	$379,599

Expenses
Advisory fee	849,434
Administration fees
Fund level	141,572
Class A	14,497
Institutional Class	9,353
Investor Class	181,553
Service Class	80,555
Sweep Class	275,250
Shareholder servicing fees
Class A	16,473
Investor Class	180,749
Service Class	167,310
Sweep Class	312,784
Distribution fees
Sweep Class	437,898
Custody and accounting fees	15,171
Professional fees	12,001
Registration fees	5,248
Shareholder report expenses	7,282
Trustees’ fees and expenses	3,832
Other fees and expenses	5,418

Total expenses	2,716,380
Less: Fee waivers and/or expense reimbursements	(2,365,101)

Net expenses	351,279

Net investment income	28,320

Net realized gains on investments	20,778

Net increase in net assets resulting from operations	$49,098

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2014 (unaudited)		Year ended January 31, 2014

Operations
Net investment income		$28,320		$81,317
Net realized gains on investments		20,778		239,289

Net increase in net assets resulting from operations		49,098		320,606

Distributions to shareholders from
Net investment income
Class A		(660)		(5,340)
Institutional Class		(1,169)		(4,423)
Investor Class		(7,263)		(15,586)
Service Class		(6,714)		(15,085)
Sweep Class		(12,514)		(35,404)
Net realized gains
Class A		0		(4,339)
Institutional Class		0		(15,583)
Investor Class		0		(43,902)
Service Class		0		(42,889)
Sweep Class		0		(88,517)

Total distributions to shareholders		(28,320)		(271,068)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,492,162	4,492,162	138,265,284	138,265,284
Institutional Class	160,100,440	160,100,440	684,213,299	684,213,299
Investor Class	23,679,720	23,679,720	55,126,333	55,126,333
Service Class	47,803,700	47,803,700	94,245,295	94,245,295
Sweep Class	168,657	168,657	1,186,007	1,186,007

		236,244,679		973,036,218

Reinvestment of distributions
Class A	562	562	8,671	8,671
Institutional Class	1,169	1,169	19,996	19,996
Investor Class	6,994	6,994	57,953	57,953
Service Class	1,401	1,401	12,046	12,046
Sweep Class	12,514	12,514	123,769	123,769

		22,640		222,435

Payment for shares redeemed
Class A	(5,846,636)	(5,846,636)	(282,270,580)	(282,270,580)
Institutional Class	(157,081,229)	(157,081,229)	(684,126,329)	(684,126,329)
Investor Class	(29,939,001)	(29,939,001)	(63,763,604)	(63,763,604)
Service Class	(68,302,859)	(68,302,859)	(93,212,666)	(93,212,666)
Sweep Class	(55,467,416)	(55,467,416)	(162,423,256)	(162,423,256)

		(316,637,141)		(1,285,796,435)

Net decrease in net assets resulting from capital share transactions		(80,369,822)		(312,537,782)

Total decrease in net assets		(80,349,044)		(312,488,244)

Net assets
Beginning of period		617,708,938		930,197,182

End of period		$537,359,894		$617,708,938

Overdistributed net investment income		$(115,842)		$(115,842)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
CLASS A		2014	2013	2012	2011[1]	2010[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.04%	0.03%	0.02%	0.01%	0.08%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.83%	0.82%	0.84%	0.86%
Net expenses	0.12%	0.18%	0.21%	0.22%	0.35%	0.61%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.09%
Supplemental data
Net assets, end of period (000s omitted)	$13,058	$14,410	$158,400	$102,082	$130,539	$149,162

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.04%	0.07%	0.05%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.44%	0.44%	0.44%	0.45%
Net expenses	0.12%	0.14%	0.19%	0.19%	0.20%
Net investment income	0.01%	0.01%	0.04%	0.06%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$22,835	$19,814	$19,709	$17,896	$106,186

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
INVESTOR CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.04%	0.03%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.86%	0.85%	0.89%
Net expenses	0.12%	0.15%	0.22%	0.22%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$143,995	$150,242	$158,812	$179,884	$209,041

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
SERVICE CLASS		2014	2013	2012	2011[1]	2010[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.04%	0.03%	0.02%	0.01%	0.20%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.73%	0.73%	0.72%	0.64%	0.56%
Net expenses	0.12%	0.15%	0.22%	0.21%	0.35%	0.46%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.23%
Supplemental data
Net assets, end of period (000s omitted)	$129,457	$149,950	$148,896	$119,313	$96,341	$154,410

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Money Market Fund	25

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
SWEEP CLASS		2014	2013	2012	2011[1]	2010[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.04%	0.03%	0.02%	0.01%	0.03%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.18%	1.18%	1.18%	1.17%	1.15%
Net expenses	0.12%	0.15%	0.23%	0.23%	0.35%	0.63%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$228,015	$283,293	$444,380	$920,116	$3,233,532	$3,527,022

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class S of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	27

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2014, the Fund had $1,316 of current year deferred post-October capital losses, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2014, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

28	Wells Fargo Advantage Municipal Money Market Fund	Notes to financial statements (unaudited)

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Institutional Class	0.08
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.20% for Institutional Class shares, 0.64% for Investor Class shares, 0.45% for Service Class shares and 1.00% for Sweep Class shares. For the six months ended July 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Investor Class, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Municipal Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper

Other information (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	33

to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was in range of the average performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all share classes except for the Institutional Class, the net operating expense ratio for which was in range of the median net operating expense ratio of its expense Group. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the average rates for the Fund’s expense Groups for all share classes except for the Service Class. However, the Board viewed favorably the fact that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

34	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Municipal Money Market Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

227179 09-14 SA308/SAR308 07-14

Wells Fargo Advantage
National Tax-Free Money Market Fund

Semi-Annual Report

July 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any
forward-looking statements are as of July 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage
Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

 2

Wells Fargo Advantage National Tax-Free Money Market Fund

Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage National Tax-Free Money Market Fund for the six-month period that ended July 31, 2014. The past six months were marked by an accommodative monetary policy that kept short-term yields low and significant changes to the regulation of money market funds adopted by the Securities and Exchange Commission
(SEC) that will be implemented over a two-year time frame. Despite the challenges of low yields and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past six months, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Although the quantitative easing program is being scaled back and will likely soon cease, monetary policy still remains extremely accommodative. Further, Fed officials have said that “even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Federal Open Market Committee views as normal in the longer run.”

Less supply of short-term investment securities also held down yields. Banks have been curtailing their issuance of shorter maturities as they move into compliance with the Basel liquidity coverage ratio, while others are trimming the size of their repurchase agreement (repo) books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve significant changes to regulations governing money market funds. The most significant of these changes are scheduled to take place over a two-year period with final implementation required by late 2016.

There are several structural changes to money market funds included in the new rules.
Institutional prime and institutional municipal money market funds will be required to transact at a market-based, or variable, net asset value (NAV), as opposed to a stable NAV of $1.00 per share. Meanwhile, government and retail money market funds will be exempt from the floating NAV requirement. The SEC has also provided funds with two new measures intended to protect investors and the broader financial system in the rare event that a money market fund’s liquidity becomes materially impaired. Namely, a distressed fund may impose a fee on all redemptions of up to 2% (referred to as a “liquidity fee”) or prevent shareholder redemptions for a limited period of time (referred to as a “redemption gate”). The rule also includes additional requirements, including increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter portfolio diversification requirements, and enhanced stress-testing measures. As we gain further clarity on the impacts of these additional money market fund regulations, we will continue to provide updates and information.

Despite the structural and operational changes
ahead, we do not anticipate broad changes to the way we manage our funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Letter to shareholders (unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.
To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4

Wells Fargo Advantage National Tax-Free Money Market Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management
Incorporated

Portfolio managers

David D.
Sylvester

James Randazzo

Average annual total returns1 (%) as of July 31, 2014

Expense ratios[2] (%)

Inception date

1 year

5 year

10 year

Gross

Net[3]

Class A (NWMXX)

7-28-2003

0.02

0.02

0.98

0.63

0.63

Administrator Class (WNTXX)

4-8-2005

0.02

0.03

1.14

0.36

0.30

Institutional Class (WFNXX)

11-8-1999

0.02

0.06

1.22

0.24

0.20

Service Class (MMIXX)

8-3-1993

0.02

0.02

1.08

0.53

0.45

Sweep Class

6-30-2010

0.02

0.02

0.98

0.98

0.98

Yield summary3 (%) as of July 31, 2014

Class A

Administrator Class

Institutional Class

Service Class

Sweep Class

7-day current yield

0.01

0.01

0.01

0.01

0.01

7-day compound yield

0.01

0.01

0.01

0.01

0.01

30-day simple yield

0.01

0.01

0.01

0.01

0.01

30-day compound yield

0.01

0.01

0.01

0.01

0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

5

Revenue source distribution as of July 31, 2014[4]

Weighted average maturity[5] as of July 31, 2014

19 days

Weighted average life[6] as of July 31, 2014

19 days

Effective maturity distribution as of July 31, 2014[4]

1.
Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.
The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.53)%, (0.26)%, (0.14)%,
(0.43)%, and (0.88)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

4.
Amounts are subject to change and are calculated based on the total investments of the Fund.

5.
Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the
Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

6.
Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average final maturity of 120 calendar days or less.

6

Wells Fargo Advantage National Tax-Free Money Market Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2014 to
July 31, 2014.

Actual expenses

The
“Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for
comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the
“Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Beginning account value 2-1-2014

Ending account value 7-31-2014

Expenses paid during the period¹

Net annualized expense ratio

Class A

Actual

$
1,000.00

$
1,000.05

$
0.45

0.09
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.35

$
0.45

0.09
%

Administrator Class

Actual

$
1,000.00

$
1,000.05

$
0.45

0.09
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.35

$
0.45

0.09
%

Institutional Class

Actual

$
1,000.00

$
1,000.05

$
0.45

0.09
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.35

$
0.45

0.09
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
0.45

0.09
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.35

$
0.45

0.09
%

Sweep Class

Actual

$
1,000.00

$
1,000.05

$
0.45

0.09
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.35

$
0.45

0.09
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—July 31, 2014 (unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/nationaltaxfreemoneymarket.pdf or by calling Wells Fargo Advantage
Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name

Interest rate

Maturity date

Principal

Value

Percent of net assets

Municipal Obligations: 98.00%

Alabama: 2.34%

Variable Rate Demand Notes ø: 2.34%

  Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ)
144A

0.07
%

11-15-2046

$
23,625,000

$
23,625,000

0.65
%

Other securities

60,770,000

1.69

84,395,000

2.34

Arizona: 1.57%

Variable Rate Demand Notes ø: 1.57%

  Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company
LIQ)

0.06

7-1-2024

35,055,000

35,055,000

0.97

Other securities

21,635,000

0.60

56,690,000

1.57

California: 9.74%

Other Municipal Debt: 0.81%

Other securities

29,511,210

0.81

Variable Rate Demand Notes ø: 8.93%

California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)

0.06

11-1-2040

86,775,000

86,775,000

2.40

California CDA Motion Picture & Television Fund Series 2001A (Health Revenue, Northern Trust Company LOC)

0.06

3-1-2031

22,375,000

22,375,000

0.62

California CDA Sutter Health ROC RR-II-R-11621 (Health Revenue, AGM Insured, Citibank NA LIQ) 144A

0.07

8-15-2032

10,200,000

10,200,000

0.28

San Francisco CA City & County RDA Community Facilities District #4 (Tax Revenue, Bank of America NA LOC)

0.07

8-1-2032

19,000,000

19,000,000

0.53

Other securities

184,120,000

5.10

322,470,000

8.93

Colorado: 2.04%

Variable Rate Demand Notes ø: 2.04%

Colorado Springs CO Utilities System Subordinate Lien Improvement Revenue Bonds Series 2005A (Utilities Revenue)

0.07

11-1-2035

16,700,000

16,700,000

0.46

Other securities

57,155,000

1.58

73,855,000

2.04

The accompanying notes are
an integral part of these financial statements.

8

Wells Fargo Advantage National Tax-Free Money Market Fund

Summary portfolio of investments—July 31, 2014 (unaudited)

Security name

Interest rate

Maturity date

Principal

Value

Percent of net assets

Connecticut: 0.34%

Other Municipal Debt: 0.18%

Other securities

$
6,478,303

0.18
%

Variable Rate Demand Notes ø: 0.16%

Other securities

6,000,000

0.16

Delaware: 0.22%

Variable Rate Demand Notes ø: 0.22%

Other securities

8,000,000

0.22

District of Columbia: 0.48%

Other Municipal Debt: 0.26%

Other securities

9,328,077

0.26

Variable Rate Demand Notes ø: 0.22%

Other securities

7,850,000

0.22

Florida: 9.28%

Other Municipal Debt: 0.95%

JEA Florida Electric System (Utilities Revenue)

0.07-0.08
%

8-6-2014 to 8-21-2014

$
34,400,000

34,400,000

0.95

Variable Rate Demand Notes ø: 8.33%

Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue)

0.05

11-15-2032

17,900,000

17,900,000

0.50

  Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company
LIQ) 144A

0.13

8-22-2014

92,970,000

92,970,000

2.58

JEA Florida Electric System Series D (Utilities Revenue, U.S. Bank NA SPA)

0.06

10-1-2038

14,155,000

14,155,000

0.39

Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, TD Bank NA LOC)

0.05

7-1-2040

22,735,000

22,735,000

0.63

West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)

0.23

10-1-2038

43,990,000

43,990,000

1.22

Other securities

109,070,000

3.01

300,820,000

8.33

Georgia: 1.41%

Variable Rate Demand Notes ø: 1.41%

Other securities

50,880,000

1.41

Hawaii: 0.18%

Variable Rate Demand Notes ø: 0.18%

Other securities

6,665,000

0.18

The accompanying notes are
an integral part of these financial statements.

Summary portfolio of investments—July 31, 2014 (unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

9

Security name

Interest rate

Maturity date

Principal

Value

Percent of net assets

Illinois: 5.32%

Variable Rate Demand Notes ø: 5.32%

Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)

0.28
%

11-1-2030

$
28,800,000

$
28,800,000

0.80
%

Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)

0.28

11-1-2030

14,350,000

14,350,000

0.40

Illinois Finance Authority (Various Revenue) µ

0.05-0.18

4-1-2033 to 4-1-2051

25,135,000

25,135,000

0.69

Illinois Finance Authority Presbyterian Homes Lake Forest Place Project Series 2006 (Health Revenue, Northern Trust Company LOC)

0.06

9-1-2024

18,655,000

18,655,000

0.52

University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA)

0.09

8-15-2021

20,080,000

20,080,000

0.56

Other securities

85,135,000

2.35

192,155,000

5.32

Indiana: 1.80%

Other Municipal Debt: 0.32%

Other securities

11,550,207

0.32

Variable Rate Demand Notes ø: 1.48%

Indiana COP Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)

0.09

7-1-2023

26,140,000

26,140,000

0.72

Other securities

27,315,000

0.76

53,455,000

1.48

Iowa: 2.72%

Variable Rate Demand Notes ø: 2.72%

Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)

0.08

6-1-2039

52,000,000

52,000,000

1.44

Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)

0.08

6-1-2039

35,170,000

35,170,000

0.97

Other securities

11,035,000

0.31

98,205,000

2.72

Kansas: 0.25%

Variable Rate Demand Notes ø: 0.25%

Other securities

9,000,000

0.25

Kentucky: 0.91%

Other Municipal Debt: 0.20%

Other securities

7,081,514

0.20

Variable Rate Demand Notes ø: 0.71%

Other securities

25,660,000

0.71

The accompanying notes are
an integral part of these financial statements.

10

Wells Fargo Advantage National Tax-Free Money Market Fund

Summary portfolio of investments—July 31, 2014 (unaudited)

Security name

Interest rate

Maturity date

Principal

Value

Percent of net assets

Louisiana: 0.55%

Variable Rate Demand Notes ø: 0.55%

Other securities

$
19,865,000

0.55
%

Maryland: 1.91%

Variable Rate Demand Notes ø: 1.91%

Maryland Department of Housing & Community Development Residential Series 2007M (Housing Revenue, TD Bank NA SPA)

0.05
%

9-1-2043

$
19,400,000

19,400,000

0.54

Other securities

49,750,000

1.37

69,150,000

1.91

Massachusetts: 2.21%

Other Municipal Debt: 0.58%

University of Massachusetts Building Authority Series 2013 B-1 (Education Revenue)

0.12

1-8-2015

21,000,000

21,000,000

0.58

Variable Rate Demand Notes ø: 1.63%

Royal Bank of Canada Municipal Products Incorporated Trust Series E-32 (Tax Revenue, Royal Bank of Canada LOC) 144A

0.13

8-1-2014

33,900,000

33,900,000

0.94

Other securities

24,970,000

0.69

58,870,000

1.63

Michigan: 1.48%

Variable Rate Demand Notes ø: 1.48%

Michigan Hospital Finance Authority Henry Ford Health System Series 2006-A Deutsche Bank Spears Lifers Trust Series DBE-1281 (Health Revenue, Deutsche Bank LIQ) 144A

0.11

11-15-2046

32,275,000

32,275,000

0.89

Other securities

21,215,000

0.59

53,490,000

1.48

Minnesota: 2.50%

Other Municipal Debt: 0.06%

Other securities

2,407,509

0.06

Variable Rate Demand Notes ø: 2.44%

Other securities

88,020,000

2.44

Mississippi: 1.27%

Variable Rate Demand Notes ø: 1.27%

  Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company
LIQ)

0.06

11-1-2018

31,560,000

31,560,000

0.87

Other securities

14,500,000

0.40

46,060,000

1.27

The accompanying notes are
an integral part of these financial statements.

Summary portfolio of investments—July 31, 2014 (unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

11

Security name

Interest rate

Maturity date

Principal

Value

Percent of net assets

Missouri: 0.60%

Other Municipal Debt: 0.40%

Other securities

$
14,400,000

0.40
%

Variable Rate Demand Notes ø: 0.20%

Other securities

7,175,000

0.20

Nevada: 0.68%

Variable Rate Demand Notes ø: 0.68%

Other securities

24,475,000

0.68

New Hampshire: 1.08%

Variable Rate Demand Notes ø: 1.08%

Other securities

38,935,000

1.08

New Jersey: 2.15%

Variable Rate Demand Notes ø: 2.15%

  New Jersey TRAN JPMorgan PUTTER Series 4462 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ)
144A

0.10
%

6-26-2015

$
34,000,000

34,000,000

0.94

  New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ)
144A

0.10

6-26-2015

23,700,000

23,700,000

0.66

Other securities

19,830,000

0.55

77,530,000

2.15

New York: 6.62%

Other Municipal Debt: 0.31%

Other securities

11,325,000

0.31

Variable Rate Demand Notes ø: 6.31%

New York Dormitory Authority Debt City University Consolidated 5th General Resolution Series E (Education Revenue, TD Bank NA LOC)

0.05

7-1-2031

43,255,000

43,255,000

1.20

  New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank &
Trust Company LIQ)

0.09

11-15-2026

23,300,000

23,300,000

0.65

New York Housing Finance Agency Series 2014-A (Housing Revenue)

0.35

5-1-2048

23,100,000

23,100,000

0.64

New York NY GO Fiscal 2004 Sub Series H-4 (GO, Bank of New York Mellon LOC)

0.06

3-1-2034

30,340,000

30,340,000

0.84

New York NY Municipal Water Finance Authority Sub Series B-1 (Water & Sewer Revenue, U.S. Bank NA SPA)

0.06

6-15-2045

20,570,000

20,570,000

0.57

  New York NY Transitional Finance Authority Building Aid Series 2007-S1 Citigroup Eagle Series 2014-0041-A (Miscellaneous Revenue, AGM/FGIC
Insured, Citibank NA LIQ) 144A

0.07

7-15-2036

12,200,000

12,200,000

0.34

New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)

0.05

11-1-2029

27,100,000

27,100,000

0.75

Other securities

47,970,000

1.32

227,835,000

6.31

The accompanying notes are
an integral part of these financial statements.

12

Wells Fargo Advantage National Tax-Free Money Market Fund

Summary portfolio of investments—July 31, 2014 (unaudited)

Security name

Interest rate

Maturity date

Principal

Value

Percent of net assets

North Carolina: 1.37%

Other Municipal Debt: 0.10%

Other securities

$
3,599,080

0.10
%

Variable Rate Demand Notes ø: 1.27%

  Charlotte Mecklenburg NC Hospital Authority Carolinas Health Care System Series 2007E (Health Revenue, TD Bank NA LOC, AGM
Insured)

0.05
%

1-15-2044

$
27,020,000

27,020,000

0.75

Other securities

18,930,000

0.52

45,950,000

1.27

North Dakota: 1.58%

Other Municipal Debt: 1.34%

Mercer County ND PCR Antelope Valley Unit 1 & Common Facilities Series 2009 (Miscellaneous Revenue)

0.14

9-11-2014

45,200,000

45,200,000

1.25

Other securities

3,016,335

0.09

48,216,335

1.34

Variable Rate Demand Notes ø: 0.24%

Other securities

8,815,000

0.24

Ohio: 2.62%

Other Municipal Debt: 0.17%

Other securities

6,036,381

0.17

Variable Rate Demand Notes ø: 2.45%

  JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1157 (Miscellaneous Revenue,
Deutsche Bank LIQ) 144A

0.09

1-1-2038

56,660,000

56,660,000

1.57

Deutsche Bank Spears Lifers Trust (Various Revenue, Deutsche Bank LIQ) 144A

0.11

2-15-2043 to 12-1-2043

17,100,000

17,100,000

0.47

Other securities

14,810,000

0.41

88,570,000

2.45

Oklahoma: 0.45%

Variable Rate Demand Notes ø: 0.45%

Other securities

16,200,000

0.45

Other: 4.08%

Variable Rate Demand Notes ø: 4.08%

  Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank &
Trust Company LIQ)

0.11

2-15-2028

94,466,000

94,466,000

2.61

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2014 (unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

13

Security name

Interest rate

Maturity date

Principal

Value

Percent of net assets

Variable Rate Demand Notes ø (continued)

  Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank &
Trust Company LIQ)

0.11
%

4-1-2019

$
28,780,000

$
28,780,000

0.80
%

Other securities

24,115,000

0.67

147,361,000

4.08

Pennsylvania: 5.21%

Variable Rate Demand Notes ø: 5.21%

  Pennsylvania Royal Bank of Canada Municipal Products Incorporated Trust Certificates (Various Revenue, Royal Bank of Canada LOC)
144A

0.06

12-12-2014 to 11-1-2035

45,845,000

45,845,000

1.08

  Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1004 (Education
Revenue, Bank of America NA LIQ) 144A

0.26

5-31-2015

64,895,000

64,895,000

1.80

Other securities

77,385,000

2.33

188,125,000

5.21

Rhode Island: 0.16%

Variable Rate Demand Notes ø: 0.16%

Other securities

5,800,000

0.16

South Carolina: 2.29%

Other Municipal Debt: 1.79%

York County SC PCR (Utilities Revenue)

0.25

9-2-2014

15,100,000

15,100,000

0.42

York County SC PCR Series 2000-B2 (Utilities Revenue)

0.25

9-2-2014

24,300,000

24,300,000

0.67

Other securities

25,151,000

0.70

64,551,000

1.79

Variable Rate Demand Notes ø: 0.50%

Other securities

18,130,000

0.50

South Dakota: 0.18%

Variable Rate Demand Notes ø: 0.18%

Other securities

6,495,000

0.18

Tennessee: 1.82%

Variable Rate Demand Notes ø: 1.82%

Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)

0.08

7-1-2034

28,540,000

28,540,000

0.79

Other securities

37,315,000

1.03

65,855,000

1.82

The accompanying notes are
an integral part of these financial statements.

14

Wells Fargo Advantage National Tax-Free Money Market Fund

Summary portfolio of investments—July 31, 2014 (unaudited)

Security name

Interest rate

Maturity date

Principal

Value

Percent of net assets

Texas: 10.13%

Other Municipal Debt: 3.40%

Texas TRAN Series 2013 (Miscellaneous Revenue)

0.17
%

8-28-2014

$
93,430,000

$
93,556,030

2.59
%

Other securities

29,345,000

0.81

122,901,030

3.40

Variable Rate Demand Notes ø: 6.73%

Mission TX Economic Development Corporation Solid Waste Disposal Project Series 2007 (Solid Waste Revenue, Bank of America NA LOC)

0.10

4-1-2022

18,500,000

18,500,000

0.51

  Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial
Development Revenue)

0.07

6-1-2041

50,000,000

50,000,000

1.38

  Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial
Development Revenue)

0.07

3-1-2042

32,500,000

32,500,000

0.90

Other securities

141,930,138

3.94

242,930,138

6.73

Utah: 1.61%

Variable Rate Demand Notes ø: 1.61%

Weber County UT Hospital IHC Health Services Series 2000C (Health Revenue, Bank of New York Mellon SPA)

0.06

2-15-2035

16,800,000

16,800,000

0.47

Weber County UT Hospital IHC Health Services Series 2000A (Health Revenue, Bank of New York Mellon SPA)

0.06

2-15-2031

16,300,000

16,300,000

0.45

Other securities

24,975,000

0.69

58,075,000

1.61

Vermont: 0.45%

Variable Rate Demand Notes ø: 0.45%

Other securities

16,205,000

0.45

Virginia: 0.86%

Variable Rate Demand Notes ø: 0.86%

Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)

0.14

5-15-2042

18,170,000

18,170,000

0.50

Other securities

12,990,000

0.36

31,160,000

0.86

Washington: 1.68%

Variable Rate Demand Notes ø: 1.68%

  King County WA Sewer Revenue Bonds 2007 Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ)
144A

0.06

1-1-2039

17,890,000

17,890,000

0.50

  Washington EDFA Solid Waste Disposal Cleanscapes Incorporated Project Series 2009 (Resource Recovery Revenue, Bank of America NA
LOC)

0.11

2-12-2019

26,450,000

26,450,000

0.73

Other securities

16,445,000

0.45

60,785,000

1.68

The accompanying notes are
an integral part of these financial statements.

Summary portfolio of investments—July 31, 2014 (unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

15

Security name

Interest rate

Maturity date

Principal

Value

Percent of net assets

Wisconsin: 3.81%

Other Municipal Debt: 0.76%

Milwaukee WI Cash Flow Promissory Notes Series 2014-R1 (GO)

1.00
%

12-23-2014

$
25,000,000

$
25,087,805

0.70
%

Other securities

2,251,368

0.06

27,339,173

0.76

Variable Rate Demand Notes ø: 3.05%

Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)

0.07

5-1-2037

30,000,000

30,000,000

0.83

Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)

0.06

5-1-2020

26,755,000

26,755,000

0.74

Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A

0.26

8-15-2034

20,310,740

20,310,740

0.56

Other securities

33,090,000

0.92

110,155,740

3.05

Wyoming: 0.05%

Variable Rate Demand Notes ø: 0.05%

Other securities

1,800,000

0.05

Total Municipal Obligations (Cost $3,540,041,697)

3,540,041,697

98.00

Other: 0.17%

Other securities (Cost $6,000,000)

6,000,000

0.17

Total investments in securities (Cost $3,546,041,697) *

3,546,041,697

98.17

Other assets and liabilities, net

66,072,793

1.83

Total net assets

$
3,612,114,490

100.00
%

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A
The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)
Illiquid security

µ
All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

*
Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

16

Wells Fargo Advantage National Tax-Free Money Market Fund

Statement of assets and liabilities—July 31, 2014 (unaudited)

Assets

Investments In unaffiliated securities, at amortized cost

$
3,546,041,697

Cash

14,585,464

Receivable for investments sold

120,261,523

Receivable for Fund shares sold

22,729

Receivable for interest

2,991,594

Receivable from adviser

662,104

Prepaid expenses and other assets

33,963

Total assets

3,684,599,074

Liabilities

Dividends payable

16,737

Payable for investments purchased

71,483,317

Payable for Fund shares redeemed

40,053

Distribution fees payable

167,256

Administration fees payable

511,080

Accrued expenses and other liabilities

266,141

Total liabilities

72,484,584

Total net assets

$
3,612,114,490

NET ASSETS CONSIST OF

Paid-in capital

$
3,611,936,954

Overdistributed net investment income

(277
)

Accumulated net realized gains on investments

177,813

Total net assets

$
3,612,114,490

COMPUTATION OF NET ASSET VALUE PER SHARE

Net assets – Class A

$
143,789,947

Shares outstanding – Class A1

143,763,318

Net asset value per share – Class A

$1.00

Net assets – Administrator Class

$
201,719,502

Shares outstanding – Administrator Class[1]

201,696,487

Net asset value per share – Administrator Class

$1.00

Net assets – Institutional Class

$
2,590,303,820

Shares outstanding – Institutional Class[1]

2,590,054,186

Net asset value per share – Institutional Class

$1.00

Net assets – Service Class

$
131,604,181

Shares outstanding – Service Class[1]

131,580,253

Net asset value per share – Service Class

$1.00

Net assets – Sweep Class

$
544,697,040

Shares outstanding – Sweep Class[1]

544,635,150

Net asset value per share – Sweep Class

$1.00

1.
The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2014 (unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

17

Investment income

Interest

$
1,818,900

Expenses

Advisory fee

1,909,766

Administration fees

Fund level

954,883

Class A

195,925

Administrator Class

102,748

Institutional Class

1,086,017

Service Class

89,394

Sweep Class

629,079

Shareholder servicing fees

Class A

222,642

Administrator Class

99,936

Service Class

179,560

Sweep Class

714,862

Distribution fees

Sweep Class

1,000,806

Custody and accounting fees

96,062

Professional fees

17,594

Registration fees

30,267

Shareholder report expenses

11,723

Trustees’ fees and expenses

5,483

Other fees and expenses

27,651

Total expenses

7,374,398

Less: Fee waivers and/or expense reimbursements

(5,746,163
)

Net expenses

1,628,235

Net investment income

190,665

Net realized gains on investments

117,353

Net increase in net assets resulting from operations

$
308,018

The accompanying notes are an integral part of these financial statements.

18

Wells Fargo Advantage National Tax-Free Money Market Fund

Statement of changes in net assets

  Six months ended
July 31, 2014 (unaudited)

  Year ended
January 31, 2014

Operations

Net investment income

$
190,665

$
359,548

Net realized gains on investments

117,353

237,201

Net increase in net assets resulting from operations

308,018

596,749

Distributions to shareholders from

Net investment income

Class A

(8,942
)

(24,460
)

Administrator Class

(10,237
)

(21,880
)

Institutional Class

(135,415
)

(233,694
)

Service Class

(7,448
)

(21,051
)

Sweep Class

(28,918
)

(58,463
)

Net realized gains

Class A

0

(11,484
)

Administrator Class

0

(11,127
)

Institutional Class

0

(115,540
)

Service Class

0

(9,109
)

Sweep Class

0

(31,099
)

Total distributions to shareholders

(190,960
)

(537,907
)

Capital share transactions

Shares

Shares

Proceeds from shares sold

Class A

207,033,194

207,033,194

373,675,495

373,675,495

Administrator Class

50,161,018

50,161,018

140,800,710

140,800,710

Institutional Class

4,207,290,434

4,207,290,434

9,329,657,161

9,329,657,161

Service Class

132,295,063

132,295,063

307,622,873

307,622,873

Sweep Class

809,041,426

809,041,426

2,079,638,849

2,079,638,849

5,405,821,135

12,231,395,088

Reinvestment of distributions

Class A

8,942

8,942

35,562

35,562

Administrator Class

9,258

9,258

29,303

29,303

Institutional Class

46,937

46,937

59,678

59,678

Service Class

2,392

2,392

9,561

9,561

Sweep Class

28,918

28,918

89,241

89,241

96,447

223,345

Payment for shares redeemed

Class A

(266,866,989
)

(266,866,989
)

(454,147,788
)

(454,147,788
)

Administrator Class

(63,244,612
)

(63,244,612
)

(152,129,499
)

(152,129,499
)

Institutional Class

(3,909,278,095
)

(3,909,278,095
)

(9,149,773,982
)

(9,149,773,982
)

Service Class

(166,875,607
)

(166,875,607
)

(405,521,815
)

(405,521,815
)

Sweep Class

(854,908,414
)

(854,908,414
)

(2,088,743,165
)

(2,088,743,165
)

(5,261,173,717
)

(12,250,316,249
)

Net increase (decrease) in net assets resulting from capital share transactions

144,743,865

(18,697,816
)

Total increase (decrease) in net assets

144,860,923

(18,638,974
)

Net assets

Beginning of period

3,467,253,567

3,485,892,541

End of period

$
3,612,114,490

$
3,467,253,567

Undistributed (overdistributed) net investment income

$
(277
)

$
18

The accompanying notes are an integral part of these financial statements.

Financial highlights

Wells Fargo Advantage National Tax-Free Money Market Fund

19

(For a share outstanding throughout each period)

 Six months ended July 31, 2014
(unaudited)

Year ended January 31

Year ended February 28

CLASS A

2014

2013

2012

2011[1]

2010

2009

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.01

Net realized gains on investments

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

Total from investment operations

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.01

Distributions to shareholders from

Net investment income

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.01
)

Net realized gains

0.00

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

Total distributions to shareholders

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.01
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

  Total
return[3]

0.00
%

0.02
%

0.02
%

0.02
%

0.01
%

0.05
%

1.32
%

Ratios to average net assets (annualized)

Gross expenses

0.63
%

0.63
%

0.63
%

0.62
%

0.61
%

0.67
%

0.67
%

Net expenses

0.09
%

0.12
%

0.18
%

0.19
%

0.32
%

0.46
%

0.67
%

Net investment income

0.01
%

0.01
%

0.01
%

0.01
%

0.01
%

0.05
%

1.27
%

Supplemental data

Net assets, end of period (000s omitted)

$143,790

$203,609

$284,041

$518,949

$945,917

$1,018,470

$1,568,362

1.
For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.
Amount is less than $0.005.

3.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20

Wells Fargo Advantage National Tax-Free Money Market Fund

Financial highlights

(For a share outstanding throughout each period)

 Six months ended July 31, 2014
(unaudited)

Year ended January 31

Year ended February 28

ADMINISTRATOR CLASS

2014

2013

2012

2011[1]

2010

2009

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.02

Net realized gains on investments

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

Total from investment operations

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.02

Distributions to shareholders from

Net investment income

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.02
)

Net realized gains

0.00

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

Total distributions to shareholders

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.02
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

  Total
return[3]

0.00
%

0.02
%

0.02
%

0.02
%

0.04
%

0.18
%

1.68
%

Ratios to average net assets (annualized)

Gross expenses

0.36
%

0.36
%

0.36
%

0.36
%

0.36
%

0.40
%

0.40
%

Net expenses

0.09
%

0.11
%

0.18
%

0.18
%

0.29
%

0.31
%

0.32
%

Net investment income

0.01
%

0.01
%

0.01
%

0.01
%

0.04
%

0.18
%

1.63
%

Supplemental data

Net assets, end of period (000s omitted)

$201,720

$214,788

$226,083

$281,128

$361,735

$419,954

$517,520

1.
For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.
Amount is less than $0.005.

3.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights

Wells Fargo Advantage National Tax-Free Money Market Fund

21

(For a share outstanding throughout each period)

 Six months ended July 31, 2014
(unaudited)

Year ended January 31

Year ended February 28

INSTITUTIONAL CLASS

2014

2013

2012

2011[1]

2010

2009

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.02

Net realized gains on investments

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

Total from investment operations

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.02

Distributions to shareholders from

Net investment income

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.02
)

Net realized gains

0.00

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

Total distributions to shareholders

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.02
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

  Total
return[3]

0.00
%

0.02
%

0.03
%

0.04
%

0.12
%

0.27
%

1.78
%

Ratios to average net assets (annualized)

Gross expenses

0.24
%

0.24
%

0.24
%

0.24
%

0.25
%

0.29
%

0.28
%

Net expenses

0.09
%

0.11
%

0.17
%

0.16
%

0.20
%

0.23
%

0.22
%

Net investment income

0.01
%

0.01
%

0.02
%

0.03
%

0.13
%

0.28
%

1.77
%

Supplemental data

Net assets, end of period (000s omitted)

$2,590,304

$2,292,160

$2,112,183

$3,036,275

$2,888,542

$2,048,774

$2,381,083

1.
For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.
Amount is less than $0.005.

3.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22

Wells Fargo Advantage National Tax-Free Money Market Fund

Financial highlights

(For a share outstanding throughout each period)

 Six months ended July 31, 2014
(unaudited)

Year ended January 31

Year ended February 28

SERVICE CLASS

2014

2013

2012

2011[1]

2010

2009

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.01

Net realized gains on investments

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

Total from investment operations

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.01

Distributions to shareholders from

Net investment income

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.01
)

Net realized gains

0.00

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

Total distributions to shareholders

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.01
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

  Total
return[3]

0.00
%

0.02
%

0.02
%

0.02
%

0.01
%

0.10
%

1.52
%

Ratios to average net assets (annualized)

Gross expenses

0.52
%

0.53
%

0.53
%

0.53
%

0.53
%

0.58
%

0.57
%

Net expenses

0.09
%

0.12
%

0.18
%

0.18
%

0.32
%

0.40
%

0.47
%

Net investment income

0.01
%

0.01
%

0.01
%

0.01
%

0.01
%

0.12
%

1.47
%

Supplemental data

Net assets, end of period (000s omitted)

$131,604

$166,178

$264,063

$673,405

$651,984

$1,055,420

$1,875,018

1.
For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.
Amount is less than $0.005.

3.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights

Wells Fargo Advantage National Tax-Free Money Market Fund

23

(For a share outstanding throughout each period)

 Six months ended July 31, 2014
(unaudited)

Year ended January 31

SWEEP CLASS

2014

2013

2012

2011[1]

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

Net realized gains on investments

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

Total from investment operations

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

0.00
[2]

Distributions to shareholders from

Net investment income

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

Net realized gains

0.00

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

Total distributions to shareholders

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

  Total
return[3]

0.00
%

0.02
%

0.02
%

0.02
%

0.01
%

Ratios to average net assets (annualized)

Gross expenses

0.98
%

0.98
%

0.98
%

0.98
%

0.98
%

Net expenses

0.09
%

0.11
%

0.18
%

0.14
%

0.32
%

Net investment income

0.01
%

0.01
%

0.01
%

0.01
%

0.01
%

Supplemental data

Net assets, end of period (000s omitted)

$544,697

$590,518

$599,523

$566,501

$4,992

1.
For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.
Amount is less than $0.005.

3.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24

Wells Fargo Advantage National Tax-Free Money Market Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the
Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S.
generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule
2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of
Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of
Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the
Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security
transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to
shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Notes to financial statements (unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

25

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2014, the Fund had $4,032 of current year deferred post-October capital losses, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value
measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■

Level 1 – quoted prices in active markets for identical securities

■

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the
end of the reporting period. For the six months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”).
The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds
Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

26

Wells Fargo Advantage National Tax-Free Money Market Fund

Notes to financial statements (unaudited)

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to
0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee

Class A, Sweep Class

0.22
%

Administrator Class

0.10

Institutional Class

0.08

Service Class

0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service
Class shares, and 1.00% for Sweep Class shares. For the six months ended July 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a
Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35%
of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s
organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete
portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at
regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Wells Fargo Advantage National Tax-Free Money Market Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells
Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund
Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth

Position held and length of service*

Principal occupations during past five years or longer

Other directorships during past five years

Peter G. Gordon (Born 1942)

Trustee, since 1998; Chairman, since 2005

Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.

Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)

Trustee, since 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of
BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy
(charter school). Mr. Harris is a certified public accountant.

CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)

Trustee, since 2008; Audit Committee Chairman, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)

Trustee, since 2010

Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.

Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust

David F. Larcker (Born 1950)

Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior
Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School,
University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust

Olivia S. Mitchell (Born 1953)

Trustee, since 2006

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner
Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

Asset Allocation Trust

Timothy J. Penny (Born 1951)

Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota
since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust

Other information (unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

29

Name and year of birth

Position held and length of service*

Principal occupations during past five years or longer

Other directorships during past five years

Michael S. Scofield (Born 1943)

Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010.
Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.

Asset Allocation Trust

Donald C. Willeke (Born 1940)

Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees
Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).

Asset Allocation Trust

*
Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth

Position held and length of service

Principal occupations during past five years or longer

  Karla M. Rabusch   (Born
1959)

President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.

  Nancy Wiser[1]
(Born 1967)

Treasurer, since 2012

Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN
Capital LLC from 2006 to 2007.

  C. David Messman   (Born
1960)

Secretary, since 2000; Chief Legal Officer, since 2003

Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of
Wells Fargo Funds Management, LLC since 2001.

  Debra Ann Early   (Born
1964)

Chief Compliance Officer, since 2007

Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial
Officer of Parnassus Investments from 2004 to 2007.

  David Berardi   (Born
1975)

Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen
Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)

Assistant Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen
Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.
Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at
wellsfargoadvantagefunds.com.

30

Wells Fargo Advantage National Tax-Free Money Market Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the
“Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent
Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and
May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”)
for Wells Fargo National Tax-Free Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the
Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the
Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds
Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the
Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The
Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the
Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by
Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an

Other information (unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

31

independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the average performance of the Universe for all periods under review.

The Board also received and
considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all share classes except for the Institutional Class, the net operating expense ratio for which was in range of the median net operating expense ratio of its expense Group. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the
“Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the
Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the
Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the
Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability
The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on

32	Wells Fargo Advantage National Tax-Free Money Market Fund	Other information (unaudited)

factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage National Tax-Free Money Market Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

227180 09-14 SA309/SAR309 07-14

Wells Fargo Advantage

Treasury Plus Money Market Fund

Semi-Annual Report

July 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Treasury Plus Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Treasury Plus Money Market Fund for the six-month period that ended July 31, 2014. The past six months were marked by an accommodative monetary policy that kept short-term yields low and significant changes to the regulation of money market funds adopted by the Securities and Exchange Commission (SEC) that will be implemented over a two-year time frame. Despite the challenges of low yields and regulatory changes, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past six months, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Although the quantitative easing program is being scaled back and will likely soon cease, monetary policy still remains extremely accommodative. Further, Fed officials have said that “even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Federal Open Market Committee views as normal in the longer run.”

Less supply of short-term investment securities also held down yields. Banks have been curtailing their issuance of shorter maturities as they move into compliance with the Basel liquidity coverage ratio, while others are trimming the size of their repurchase agreement (repo) books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve significant changes to regulations governing money market funds. The most significant of these changes are scheduled to take place over a two-year period with final implementation required by late 2016.

There are several structural changes to money market funds included in the new rules. Institutional prime and institutional municipal money market funds will be required to transact at a market-based, or variable, net asset value (NAV), as opposed to a stable NAV of $1.00 per share. Meanwhile, government and retail money market funds will be exempt from the floating NAV requirement. The SEC has also provided funds with two new measures intended to protect investors and the broader financial system in the rare event that a money market fund’s liquidity becomes materially impaired. Namely, a distressed fund may impose a fee on all redemptions of up to 2% (referred to as a “liquidity fee”) or prevent shareholder redemptions for a limited period of time (referred to as a “redemption gate”). The rule also includes additional requirements, including increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter portfolio diversification requirements, and enhanced stress-testing measures. As we gain further clarity on the impacts of these additional money market fund regulations, we will continue to provide updates and information.

Despite the structural and operational changes ahead, we do not anticipate broad changes to the way we manage our funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Letter to shareholders (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	3

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Treasury Plus Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of July 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (PIVXX)	7-28-2003	0.01	0.01	1.28	0.62	0.62
Administrator Class (WTPXX)	3-31-2008	0.01	0.01	1.40	0.35	0.35
Institutional Class (PISXX)	8-1-1995	0.01	0.01	1.47	0.23	0.20
Service Class (PRVXX)	10-1-1985	0.01	0.01	1.34	0.52	0.45
Sweep Class	6-30-2010	0.01	0.01	1.28	0.97	0.97

Yield summary3 (%) as of July 31, 2014

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	5

Portfolio composition as of July 31, 2014[4]

Effective maturity distribution as of July 31, 2014[4]

Weighted average maturity[5] as of July 31, 2014
27 days

Weighted average life[6] as of July 31, 2014
43 days

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.54)%, (0.27)%, (0.15)%, (0.44)%, and (0.89)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

4.	Amounts are subject to change and are calculated based on the total investments of the Fund.

5.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

6.	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average final maturity of 120 calendar days or less.

6	Wells Fargo Advantage Treasury Plus Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2014	Ending account value 7-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Service Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 77.04%
Bank of Nova Scotia, dated 7-31-2014, maturity value $800,001,556 (1)	0.07%	8-1-2014	$800,000,000	$800,000,000
Barclays Capital Incorporated, dated 7-1-2014, maturity value $100,005,167 (2)¢±§	0.06	8-1-2014	100,000,000	100,000,000
Barclays Capital Incorporated, dated 7-1-2014, maturity value $200,016,722 (3)¢±§(i)	0.06	8-13-2014	200,000,000	200,000,000
Barclays Capital Incorporated, dated 7-28-2014, maturity value $250,002,917 (4)	0.06	8-4-2014	250,000,000	250,000,000
Barclays Capital Incorporated, dated 7-31-2014, maturity value $900,001,545 (5)	0.06	8-1-2014	900,000,000	900,000,000
BNP Paribas Securities Corporation, dated 7-31-2014, maturity value $100,000,194 (6)	0.07	8-1-2014	100,000,000	100,000,000
Credit Agricole, dated 7-31-2014, maturity value $1,166,552,268 (7)	0.07	8-1-2014	1,166,550,000	1,166,550,000
Credit Suisse Securities USA, dated, 7-31-2014, maturity value $250,000,417 (8)	0.06	8-1-2014	250,000,000	250,000,000
Deutsche Bank Securities, dated 7-31-2014, maturity value $2,250,005,625 (9)	0.09	8-1-2014	2,250,000,000	2,250,000,000
Goldman Sachs & Company, dated 7-31-2014, maturity value $100,000,083 (10)	0.03	8-1-2014	100,000,000	100,000,000
JPMorgan Securities, dated 7-1-2014, maturity value $550,037,889 (11)¢±§	0.08	8-1-2014	550,000,000	550,000,000
JPMorgan Securities, dated 7-31-2014, maturity value $500,000,972 (12)	0.07	8-1-2014	500,000,000	500,000,000
Merrill Pierce Fenner Smith Incorporated, dated 7-31-2014, maturity value $125,000,278 (13)	0.08	8-1-2014	125,000,000	125,000,000
Societe Generale NY, dated 7-25-2014, maturity value $250,002,917 (14)	0.06	8-1-2014	250,000,000	250,000,000
Societe Generale NY, dated 7-31-2014, maturity value $2,000,004,444 (15)	0.08	8-1-2014	2,000,000,000	2,000,000,000
Societe Generale NY, dated 7-31-2014, maturity value $250,003,403 (16)	0.07	8-7-2014	250,000,000	250,000,000

Total Repurchase Agreements (Cost $9,791,550,000)				9,791,550,000

Treasury Debt: 22.52%
U.S. Treasury Bond	11.25	2-15-2015	749,700,000	794,827,860
U.S. Treasury Note ±	0.07	1-31-2016	170,000,000	169,942,286
U.S. Treasury Note ±	0.09	4-30-2016	170,000,000	170,000,976
U.S. Treasury Note	2.25	1-31-2015	90,000,000	90,944,932
U.S. Treasury Note	2.38	8-31-2014	839,000,000	840,524,654
U.S. Treasury Note	2.63	12-31-2014	100,000,000	101,035,700
U.S. Treasury Note	4.00	2-15-2015	349,000,000	356,308,784
U.S. Treasury Note	4.25	11-15-2014	334,000,000	337,967,714

Total Treasury Debt (Cost $2,861,552,906)				2,861,552,906

Total investments in securities
(Cost $12,653,102,906) *	99.56%	12,653,102,906
Other assets and liabilities, net	0.44	55,777,382

Total net assets	100.00%	$12,708,880,288

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Treasury Plus Money Market Fund	Summary portfolio of investments—July 31, 2014 (unaudited)

^^	Collateralized by:

(1)	U.S. government securities, 0.13% to 7.88%, 7-31-2016 to 5-15-2043, fair value including accrued interest is $816,000,026.

(2)	U.S. government securities, 1.63%, 4-30-2019, fair value including accrued interest is $102,000,025.

(3)	U.S. government securities, 1.38% to 2.38%, 7-31-2017 to 9-30-2018, fair value including accrued interest is $204,000,098.

(4)	U.S. government securities, 3.38%, 5-15-2044, fair value including accrued interest is $255,000,099.

(5)	U.S. government securities, 0.00% to 2.63%, 8-15-2014 to 8-15-2023, fair value including accrued interest is $918,000,038.

(6)	U.S. government securities, 0.38% to 1.63%, 3-31-2019 to 7-15-2023, fair value including accrued interest is $102,000,005.

(7)	U.S. government securities, 0.00% to 9.25%, 8-7-2014 to 2-15-2044, fair value including accrued interest is $1,189,881,040.

(8)	U.S. government securities, 1.88% to 2.50%, 7-15-2016 to 7-15-2019, fair value including accrued interest is $255,002,242.

(9)	U.S. government securities, 0.00% to 11.25%, 8-14-2014 to 2-15-2044, fair value including accrued interest is $2,295,000,123.

(10)	U.S. government securities, 0.00% to 1.88%, 11-6-2014 to 9-30-2017, fair value including accrued interest is $102,000,067.

(11)	U.S. government securities, 0.75% to 3.88%, 4-15-2029 to 2-15-2044, fair value including accrued interest is $561,003,562.

(12)	U.S. government securities, 2.13% to 2.13%, 2-15-2040 to 2-15-2041, fair value including accrued interest is $510,006,680.

(13)	U.S. government securities, 0.88% to 1.75%, 7-31-2015 to 9-15-2016, fair value including accrued interest is $127,500,057.

(14)	U.S. government securities, 0.00% to 8.75%, 9-18-2014 to 8-15-2042, fair value including accrued interest is $255,000,019.

(15)	U.S. government securities, 0.13% to 3.88%, 1-15-2015 to 2-15-2044, fair value including accrued interest is $2,040,000,062.

(16)	U.S. government securities, 0.13% to 3.13%, 10-15-2014 to 2-15-2042, fair value including accrued interest is $255,000,094.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities —July 31, 2014 (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	9

Assets
Investments
In unaffiliated securities, at amortized cost	$2,861,552,906
In repurchase agreements, at amortized cost	9,791,550,000

Total investments, at amortized cost	12,653,102,906
Cash	35,686
Receivable for Fund shares sold	907,836
Receivable for interest	56,991,572
Receivable from adviser	1,712,550
Prepaid expenses and other assets	10,679

Total assets	12,712,761,229

Liabilities
Dividends payable	70,868
Payable for Fund shares redeemed	998,341
Distribution fees payable	5,245
Administration fees payable	1,624,771
Trustees’ fees and expenses payable	287,974
Shareholder servicing fees payable	751,862
Accrued expenses and other liabilities	141,880

Total liabilities	3,880,941

Total net assets	$12,708,880,288

NET ASSETS CONSIST OF
Paid-in capital	$12,709,188,802
Overdistributed net investment income	(336,130)
Accumulated net realized gains on investments	27,616

Total net assets	$12,708,880,288

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$1,918,855,028
Shares outstanding – Class A1	1,918,598,399
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$70,617,306
Shares outstanding – Administrator Class[1]	70,580,745
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$9,241,927,234
Shares outstanding – Institutional Class[1]	9,240,734,189
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$1,459,826,905
Shares outstanding – Service Class[1]	1,459,508,139
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$17,653,815
Shares outstanding – Sweep Class[1]	17,648,732
Net asset value per share – Sweep Class	$ 1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Treasury Plus Money Market Fund	Statement of operations—six months ended July 31, 2014 (unaudited)

Investment income
Interest	$4,955,083

Expenses
Advisory fee	6,466,583
Administration fees
Fund level	2,675,591
Class A	2,101,106
Administrator Class	58,790
Institutional Class	3,727,015
Service Class	941,695
Sweep Class	20,307
Shareholder servicing fees
Class A	2,387,621
Administrator Class	55,540
Service Class	1,939,563
Sweep Class	23,076
Distribution fees
Sweep Class	32,307
Custody and accounting fees	331,633
Professional fees	25,892
Registration fees	65,120
Shareholder report expenses	30,247
Trustees’ fees and expenses	5,721
Other fees and expenses	134,376

Total expenses	21,022,183
Less: Fee waivers and/or expense reimbursements	(16,713,670)

Net expenses	4,308,513

Net investment income	646,570

Net realized gains on investments	25,359

Net increase in net assets resulting from operations	$671,929

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Treasury Plus Money Market Fund	11

	Six months ended July 31, 2014 (unaudited)		Year ended January 31, 2014

Operations
Net investment income		$646,570		$1,382,851
Net realized gains on investments		25,359		334,371

Net increase in net assets resulting from operations		671,929		1,717,222

Distributions to shareholders from
Net investment income
Class A		(95,492)		(172,315)
Administrator Class		(5,877)		(12,788)
Institutional Class		(465,819)		(961,283)
Service Class		(78,459)		(188,872)
Sweep Class		(923)		(2,411)
Net realized gains
Class A		0		(39,027)
Administrator Class		0		(1,529)
Institutional Class		0		(230,824)
Service Class		0		(40,747)
Sweep Class		0		(417)

Total distributions to shareholders		(646,570)		(1,650,213)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,057,484,740	6,057,484,740	8,671,834,881	8,671,834,881
Administrator Class	621,872,216	621,872,216	1,049,245,359	1,049,245,359
Institutional Class	38,032,704,385	38,032,704,385	71,197,332,537	71,197,332,537
Service Class	3,546,288,723	3,546,288,723	7,513,096,987	7,513,096,987
Sweep Class	2,960,320	2,960,320	23,784,885	23,784,885

		48,261,310,384		88,455,294,649

Reinvestment of distributions
Class A	36,642	36,642	73,996	73,996
Administrator Class	5,267	5,267	13,881	13,881
Institutional Class	187,057	187,057	513,647	513,647
Service Class	6,690	6,690	16,336	16,336
Sweep Class	923	923	2,817	2,817

		236,579		620,677

Payment for shares redeemed
Class A	(6,136,680,010)	(6,136,680,010)	(8,263,643,788)	(8,263,643,788)
Administrator Class	(649,893,358)	(649,893,358)	(1,154,894,197)	(1,154,894,197)
Institutional Class	(38,313,192,584)	(38,313,192,584)	(69,232,797,645)	(69,232,797,645)
Service Class	(3,676,423,006)	(3,676,423,006)	(7,855,865,131)	(7,855,865,131)
Sweep Class	(5,429,308)	(5,429,308)	(30,818,623)	(30,818,623)

		(48,781,618,266)		(86,538,019,384)

Net increase (decrease) in net assets resulting from capital share transactions		(520,071,303)		1,917,895,942

Total increase (decrease) in net assets		(520,045,944)		1,917,962,951

Net assets
Beginning of period		13,228,926,232		11,310,963,281

End of period		$12,708,880,288		$13,228,926,232

Overdistributed net investment income		$(336,130)		$(336,130)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
CLASS A		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.79%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.65%	0.66%
Net expenses	0.07%	0.06%	0.12%	0.06%	0.18%	0.17%	0.48%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.75%
Supplemental data
Net assets, end of period (000s omitted)	$1,918,855	$1,998,010	$1,589,730	$1,692,131	$1,906,066	$1,600,619	$2,482,147

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	13

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]	2010	2009[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net realized gains	0.00	(0.00)[3]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00 [3]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.84%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.34%	0.35%	0.35%	0.36%	0.38%	0.39%
Net expenses	0.07%	0.07%	0.13%	0.05%	0.18%	0.16%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.73%
Supplemental data
Net assets, end of period (000s omitted)	$70,617	$98,633	$204,264	$209,513	$135,001	$180,021	$132,423

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)		Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS			2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00	[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00	[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00

Total from investment operations	0.00	[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	0.00	[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00		(0.00)[2]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%		0.01%	0.01%	0.01%	0.01%	0.02%	1.08%
Ratios to average net assets (annualized)
Gross expenses	0.23%		0.23%	0.23%	0.23%	0.24%	0.26%	0.28%
Net expenses	0.07%		0.06%	0.12%	0.06%	0.18%	0.15%	0.20%
Net investment income	0.01%		0.01%	0.01%	0.01%	0.01%	0.02%	0.81%
Supplemental data
Net assets, end of period (000s omitted)	$9,241,927		$9,522,210	$7,557,137	$6,393,891	$5,307,359	$4,091,490	$5,092,437

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31				Year ended February 28
SERVICE CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.88%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.55%	0.56%
Net expenses	0.07%	0.06%	0.12%	0.06%	0.19%	0.17%	0.41%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.93%
Supplemental data
Net assets, end of period (000s omitted)	$1,459,827	$1,589,951	$1,932,680	$1,885,503	$2,226,264	$702,363	$862,686

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2014 (unaudited)	Year ended January 31
SWEEP CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.97%	0.97%	0.97%
Net expenses	0.07%	0.06%	0.12%	0.07%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$17,654	$20,122	$27,152	$42,861	$91,299

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

18	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	19

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. For the six months ended July 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

20	Wells Fargo Advantage Treasury Plus Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

22	Wells Fargo Advantage Treasury Plus Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	23

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Treasury Plus Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper

24	Wells Fargo Advantage Treasury Plus Money Market Fund	Other information (unaudited)

to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Investor Class) was in range of the average performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all share classes except for the Institutional Class, the net operating expense ratio for which was in range of the median net operating expense ratio of its expense Group. Funds Management advised the Board that the expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	25

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

26	Wells Fargo Advantage Treasury Plus Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

227189 09-14 SA314/SAR314 07-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The summary portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form. The portfolio of investments for Wells Fargo Advantage Money Market Fund and Wells Fargo Advantage National Tax-Free Money Market Fund, are filed under this Item.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 33.98%
Abbey National Treasury Services plc	0.08%	8-1-2014	$45,000,000	$45,000,000
Abbey National Treasury Services plc ±	0.31	3-4-2015	15,000,000	15,000,000
ABN AMRO Funding LLC	0.10	8-1-2014	8,000,000	8,000,000
Agricultural Bank China	0.26	8-1-2014	5,000,000	5,000,000
Agricultural Bank China	0.26	8-4-2014	30,000,000	29,999,950
Banco del Estado de Chile	0.23	9-5-2014	10,000,000	10,000,000
Banco del Estado de Chile ±	0.29	12-10-2014	14,000,000	14,000,000
Bank of Montreal	0.17	9-5-2014	4,000,000	4,000,000
Bank of Montreal	0.17	10-2-2014	10,000,000	10,000,000
Bank of Montreal	0.18	8-26-2014	15,000,000	15,000,000
Bank of Montreal	0.18	9-17-2014	25,000,000	25,000,000
Bank of Montreal	0.18	10-14-2014	10,000,000	10,000,000
Bank of Montreal	0.18	10-15-2014	4,000,000	4,000,000
Bank of Montreal ±	0.95	12-22-2014	7,000,000	7,020,930
Bank of Nova Scotia ±	0.24	3-4-2015	15,000,000	15,000,000
Bank of Nova Scotia ±	0.24	6-29-2015	15,000,000	15,000,000
Bank of Nova Scotia	0.42	2-19-2015	5,000,000	5,004,966
Bank of Tokyo-Mitsubishi LLC	0.11	8-6-2014	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi LLC	0.20	8-6-2014	4,000,000	4,000,011
Bank of Tokyo-Mitsubishi LLC	0.25	8-19-2014	10,000,000	10,000,399
BNP Paribas SA	0.07	8-1-2014	46,000,000	46,000,000
China Construction Bank Corporation ±	0.41	3-25-2015	26,000,000	26,000,000
Cooperatieve Centrale ±	0.26	8-26-2014	3,000,000	3,000,071
Cooperatieve Centrale ±	0.26	2-3-2015	12,000,000	12,003,040
Cooperatieve Centrale ±	0.28	2-27-2015	15,000,000	15,000,000
Cooperatieve Centrale ±	0.28	4-13-2015	14,000,000	14,000,000
Credit Agricole Corporate and Investment Banking	0.08	8-1-2014	45,000,000	45,000,000
Credit Industriel et Commercial (New York)	0.10	8-1-2014	44,000,000	44,000,000
Credit Industriel et Commercial (New York)	0.12	8-7-2014	20,000,000	20,000,000
DG Bank (New York)	0.20	8-8-2014	15,000,000	15,000,000
Fortis Funding LLC	0.07	8-1-2014	58,000,000	58,000,000
ING (U.S.) Funding LLC	0.10	8-1-2014	6,000,000	6,000,000
KBC Bank	0.11	8-1-2014	47,000,000	47,000,000
KBC Bank	0.13	8-5-2014	21,000,000	21,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	9-5-2014	4,000,000	4,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	10-1-2014	10,000,000	10,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	10-2-2014	10,000,000	10,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	8-15-2014	15,000,000	15,000,000
Mizuho Bank Limited	0.15	8-25-2014	8,000,000	8,000,000
Mizuho Bank Limited	0.15	8-26-2014	4,000,000	4,000,000
Mizuho Bank Limited	0.20	9-5-2014	12,000,000	12,000,000
Mizuho Bank Limited	0.20	10-28-2014	10,000,000	10,000,000
National Bank of Kuwait	0.10	8-1-2014	20,000,000	20,000,000
Nordea Bank AB	0.20	9-29-2014	30,000,000	30,001,962
Norinchukin Bank	0.19	8-29-2014	10,000,000	10,000,000
Norinchukin Bank	0.20	8-19-2014	7,000,000	7,000,000
Norinchukin Bank	0.20	9-5-2014	8,000,000	8,000,000
Norinchukin Bank	0.20	9-29-2014	20,000,000	20,000,000
Norinchukin Bank	0.20	10-3-2014	20,000,000	20,000,000
Norinchukin Bank	0.20	10-31-2014	15,000,000	15,000,000

2	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Norinchukin Bank	0.21%	8-18-2014	$6,000,000	$6,000,028
Royal Bank of Canada ±	0.25	10-17-2014	18,000,000	18,000,000
Skandinaviska Enskilda Banken AG	0.05	8-1-2014	11,000,000	11,000,000
Skandinaviska Enskilda Banken AG	0.25	8-26-2014	5,000,000	5,000,242
Skandinaviska Enskilda Banken AG	0.25	8-27-2014	15,000,000	15,000,000
Societe Generale	0.10	8-1-2014	49,000,000	49,000,000
Societe Generale ±	0.28	10-31-2014	15,000,000	15,000,000
Societe Generale ±	0.36	9-12-2014	13,000,000	13,000,000
Standard Chartered Bank	0.17	8-4-2014	15,000,000	15,000,000
Standard Chartered Bank	0.18	10-28-2014	10,000,000	10,000,000
Standard Chartered Bank	0.22	10-16-2014	8,000,000	8,000,000
Standard Chartered Bank	0.24	11-3-2014	5,000,000	5,000,000
Standard Chartered Bank	0.28	12-29-2014	5,000,000	5,000,000
Sumitomo Mitsui Banking Corporation	0.21	9-2-2014	3,000,000	3,000,000
Sumitomo Mitsui Banking Corporation ±	0.22	9-19-2014	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation	0.22	8-4-2014	3,000,000	3,000,007
Sumitomo Trust & Banking Corporation	0.22	8-4-2014	4,000,000	4,000,030
Swedbank	0.18	10-9-2014	8,000,000	8,000,000
Swedbank	0.20	11-10-2014	5,000,000	5,000,000
Swedbank ±	0.24	8-15-2014	25,000,000	25,000,000
Toronto-Dominion Bank	0.16	8-13-2014	15,000,000	15,000,000
Toronto-Dominion Bank	0.16	9-8-2014	8,000,000	8,000,000
Toronto-Dominion Bank ±	0.22	11-18-2014	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.22	12-19-2014	5,000,000	5,000,000
Toronto-Dominion Bank ±	0.22	6-16-2015	15,000,000	15,000,000
Toronto-Dominion Bank ±	0.22	2-6-2015	23,000,000	23,000,000
Toronto-Dominion Bank ±	0.23	4-15-2015	10,000,000	10,000,000
Westpac Banking Corporation ±	0.23	2-18-2015	15,000,000	15,000,000

Total Certificates of Deposit (Cost $1,175,031,636)				1,175,031,636

Commercial Paper: 47.48%

Asset-Backed Commercial Paper: 22.61%
Anglesea Funding LLC 144A(z)	0.15	8-1-2014	4,000,000	4,000,000
Anglesea Funding LLC ±144A	0.28	11-13-2014	5,000,000	5,000,000
Anglesea Funding LLC ±144A	0.30	9-17-2014	5,000,000	5,000,000
Antalis US Funding Corporation 144A(z)	0.25	9-30-2014	27,000,000	26,988,750
Aspen Funding Corporation 144A(z)	0.15	8-1-2014	5,000,000	5,000,000
Atlantic Asset Securitization LLC 144A(z)	0.20	9-10-2014	5,000,000	4,998,889
Bedford Row Funding Corporation ±144A	0.25	4-24-2015	9,000,000	8,999,449
Bedford Row Funding Corporation ±144A	0.25	1-9-2015	7,000,000	7,000,000
Bennington Stark Capital Company LLC ±144A	0.35	11-3-2014	10,000,000	9,999,616
Ciesco LLC 144A(z)	0.14	8-5-2014	6,000,000	5,999,907
Collateralized Commercial Paper Company LLC 144A(z)	0.41	2-27-2015	9,000,000	8,978,475
Concord Minuteman Capital Company 144A(z)	0.21	8-5-2014	3,000,000	2,999,930
Concord Minutemen Capital Company 144A(z)	0.21	8-11-2014	10,000,000	9,999,417
Concord Minutemen Capital Company 144A(z)	0.21	8-12-2014	8,000,000	7,999,487
Concord Minutemen Capital Company 144A(z)	0.21	9-3-2014	17,000,000	16,996,728
Concord Minutemen Capital Company 144A(z)	0.21	9-8-2014	15,000,000	14,996,675
Concord Minutemen Capital Company 144A(z)	0.21	9-10-2014	10,000,000	9,997,667

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Crown Point Capital Company LLC 144A(z)	0.21%	8-11-2014	$10,000,000	$9,999,417
Crown Point Capital Company LLC 144A(z)	0.21	8-12-2014	5,000,000	4,999,679
Crown Point Capital Company LLC 144A(z)	0.21	9-3-2014	17,000,000	16,996,728
Crown Point Capital Company LLC 144A(z)	0.21	9-4-2014	3,000,000	2,999,405
Crown Point Capital Company LLC 144A(z)	0.21	9-10-2014	10,000,000	9,997,667
Crown Point Capital Company LLC 144A(z)	0.21	9-11-2014	12,000,000	11,997,130
Crown Point Capital Company LLC 144A(z)	0.21	9-15-2014	15,000,000	14,996,063
Gotham Funding Corporation 144A(z)	0.11	8-1-2014	2,000,000	2,000,000
Gotham Funding Corporation 144A(z)	0.16	8-6-2014	5,000,000	4,999,889
Gotham Funding Corporation 144A(z)	0.16	8-7-2014	8,000,000	7,999,787
Gotham Funding Corporation 144A(z)	0.16	8-19-2014	8,000,000	7,999,360
Gotham Funding Corporation 144A(z)	0.17	8-14-2014	5,000,000	4,999,693
Gotham Funding Corporation 144A(z)	0.17	8-27-2014	6,000,000	5,999,263
Hannover Funding Company LLC 144A(z)	0.18	8-11-2014	4,000,000	3,999,800
Hannover Funding Company LLC 144A(z)	0.18	8-12-2014	5,000,000	4,999,725
Hannover Funding Company LLC 144A(z)	0.19	8-18-2014	7,000,000	6,999,386
Hannover Funding Company LLC 144A(z)	0.20	8-19-2014	5,000,000	4,999,500
Institutional Secured Funding LLC 144A(z)	0.38	8-1-2014	3,000,000	3,000,000
Institutional Secured Funding LLC 144A(z)	0.38	8-29-2014	10,000,000	9,997,044
Institutional Secured Funding LLC 144A(z)	0.38	8-12-2014	5,000,000	4,999,419
Kells Funding LLC ±144A	0.22	10-28-2014	20,000,000	19,999,440
Kells Funding LLC ±144A	0.23	12-11-2014	7,000,000	7,000,000
Kells Funding LLC ±144A	0.23	12-12-2014	15,000,000	15,000,000
Kells Funding LLC ±144A	0.23	2-13-2015	2,000,000	2,000,063
Kells Funding LLC ±144A	0.23	10-8-2014	4,000,000	3,999,924
Kells Funding LLC ±144A	0.23	10-20-2014	5,000,000	5,000,000
Kells Funding LLC ±144A	0.24	10-10-2014	8,000,000	8,000,000
Kells Funding LLC ±144A	0.24	5-15-2015	19,000,000	19,000,000
Kells Funding LLC ±144A	0.24	2-5-2015	5,000,000	5,000,548
Lexington Parker Capital Company LLC 144A(z)	0.21	9-3-2014	21,000,000	20,995,958
Lexington Parker Capital Company LLC 144A(z)	0.21	9-9-2014	10,000,000	9,997,725
Lexington Parker Capital Company LLC 144A(z)	0.21	9-10-2014	10,000,000	9,997,667
Lexington Parker Capital Company LLC 144A(z)	0.21	9-11-2014	10,000,000	9,997,608
Lexington Parker Capital Company LLC 144A(z)	0.21	9-15-2014	15,000,000	14,996,063
Liberty Street Funding LLC 144A(z)	0.15	8-19-2014	10,000,000	9,999,250
Liberty Street Funding LLC 144A(z)	0.17	8-5-2014	2,000,000	1,999,962
Liberty Street Funding LLC 144A(z)	0.17	8-12-2014	3,000,000	2,999,844
Liberty Street Funding LLC 144A(z)	0.18	8-14-2014	6,000,000	5,999,610
Liberty Street Funding LLC 144A(z)	0.18	8-25-2014	5,000,000	4,999,400
Liberty Street Funding LLC 144A(z)	0.18	8-28-2014	10,000,000	9,998,650
Liberty Street Funding LLC 144A(z)	0.19	9-24-2014	4,000,000	3,998,860
Liberty Street Funding LLC 144A(z)	0.19	10-1-2014	15,000,000	14,995,171
Liberty Street Funding LLC 144A(z)	0.19	10-3-2014	2,000,000	1,999,335
LMA Americas LLC 144A(z)	0.11	8-1-2014	2,500,000	2,500,000
LMA Americas LLC 144A(z)	0.18	8-18-2014	4,000,000	3,999,660
LMA Americas LLC 144A(z)	0.26	10-7-2014	37,000,000	36,982,096
LMA Americas LLC 144A(z)	0.26	10-8-2014	3,000,000	2,998,527
Manhattan Asset Funding Company LLC 144A(z)	0.18	8-18-2014	14,000,000	13,998,810
Manhattan Asset Funding Company LLC 144A(z)	0.18	8-22-2014	2,000,000	1,999,790
Manhattan Asset Funding Company LLC 144A(z)	0.19	8-6-2014	22,000,000	21,999,414

4	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Manhattan Asset Funding Company LLC 144A(z)	0.20%	8-5-2014	$6,000,000	$5,999,867
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-4-2014	1,000,000	999,983
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-7-2014	2,000,000	1,999,933
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-8-2014	3,000,000	2,999,883
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-11-2014	10,000,000	9,999,444
Manhattan Asset Funding Company LLC 144A(z)	0.20	8-19-2014	5,000,000	4,999,500
Manhattan Asset Funding Company LLC 144A(z)	0.20	9-17-2014	5,000,000	4,998,694
Matchpoint Master Trust 144A(z)	0.11	8-1-2014	4,000,000	4,000,000
Matchpoint Master Trust 144A(z)	0.25	8-27-2014	1,000,000	999,819
Mountcliff Funding LLC 144A(z)	0.15	8-1-2014	20,000,000	20,000,000
Newport Funding Corporation 144A(z)	0.15	8-1-2014	5,000,000	5,000,000
Old Line Funding LLC 144A(z)	0.22	12-16-2014	2,000,000	1,998,326
Old Line Funding LLC 144A(z)	0.23	9-9-2014	4,000,000	3,999,003
Regency Markets No.1 LLC 144A(z)	0.14	8-18-2014	5,000,000	4,999,669
Regency Markets No.1 LLC 144A(z)	0.14	8-20-2014	20,000,000	19,998,522
Rhein-Main Securitization Limited 144A(z)	0.22	8-6-2014	7,000,000	6,999,786
Rhein-Main Securitization Limited 144A(z)	0.32	8-18-2014	4,000,000	3,999,396
Ridgefield Funding Company LLC 144A(z)	0.12	8-1-2014	4,651,000	4,651,000
Ridgefield Funding Company LLC ±144A	0.20	2-17-2015	8,000,000	7,998,463
Ridgefield Funding Company LLC 144A(z)	0.21	9-15-2014	5,000,000	4,998,688
Scaldis Capital LLC 144A(z)	0.25	9-24-2014	3,000,000	2,998,875
Starbird Funding Corporation 144A(z)	0.11	8-1-2014	1,000,000	1,000,000
Sydney Capital Corporation 144A(z)	0.20	9-24-2014	11,000,000	10,996,783
Thunder Bay Funding LLC 144A(z)	0.23	9-3-2014	8,000,000	7,998,313
Victory Receivables 144A(z)	0.13	8-1-2014	4,895,000	4,895,000
Victory Receivables 144A(z)	0.16	8-4-2014	5,000,000	4,999,933
Victory Receivables 144A(z)	0.16	8-6-2014	6,000,000	5,999,867
Victory Receivables 144A(z)	0.16	8-13-2014	5,000,000	4,999,733
Victory Receivables 144A(z)	0.16	8-19-2014	7,000,000	6,999,440
Victory Receivables 144A(z)	0.16	8-25-2014	4,000,000	3,999,573
Victory Receivables 144A(z)	0.16	8-28-2014	6,000,000	5,999,280
White Plains Capital Company LLC 144A(z)	0.25	8-4-2014	4,000,000	3,999,917
Working Capital Management Company (z)	0.15	8-5-2014	2,000,000	1,999,967
Working Capital Management Company 144A(z)	0.15	8-7-2014	1,000,000	999,975

				781,913,952

Financial Company Commercial Paper: 17.78%
ANZ New Zealand International Limited ±144A	0.23	9-16-2014	14,000,000	14,000,120
Australia & New Zealand Banking Group ±144A	0.23	11-18-2014	4,000,000	4,000,000
Banco de Credito e Inversiones 144A(z)	0.42	10-27-2014	10,000,000	9,989,850
Banco del Estado de Chile 144A(z)	0.27	9-3-2014	5,000,000	4,998,763
Banco del Estado de Chile 144A(z)	0.27	9-10-2014	2,000,000	1,999,400
Banco del Estado de Chile 144A(z)	0.27	9-15-2014	4,000,000	3,998,650
Banco del Estado de Chile 144A(z)	0.28	9-26-2014	2,000,000	1,999,129
Banco del Estado de Chile 144A(z)	0.30	10-8-2014	1,000,000	999,433
Banco Santander Chile 144A(z)	0.32	9-12-2014	5,000,000	4,998,133
Banco Santander Chile 144A(z)	0.34	8-13-2014	2,000,000	1,999,773
Banco Santander Chile 144A(z)	0.34	8-19-2014	2,000,000	1,999,660
Banco Santander Chile 144A(z)	0.34	8-27-2014	2,000,000	1,999,509
Caisse Centrale Desjardins du Quebec 144A(z)	0.16	8-11-2014	6,000,000	5,999,742

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A(z)	0.18%	9-26-2014	$15,000,000	$14,995,800
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-29-2014	10,000,000	9,997,050
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-30-2014	4,000,000	3,998,800
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	10-6-2014	8,000,000	7,997,360
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	10-9-2014	5,000,000	4,998,275
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	10-30-2014	4,000,000	3,998,000
Caisse Centrale Desjardins du Quebec ±144A	0.25	10-23-2014	14,000,000	14,000,030
CDP Financial Incorporated 144A(z)	0.15	9-8-2014	5,000,000	4,999,208
CDP Financial Incorporated 144A(z)	0.15	9-16-2014	6,000,000	5,998,850
Commonwealth Bank of Australia ±144A	0.23	7-2-2015	5,000,000	5,000,000
Commonwealth Bank of Australia ±144A	0.23	5-22-2015	5,000,000	5,000,000
Commonwealth Bank of Australia ±144A	0.24	5-20-2015	15,000,000	15,000,000
Commonwealth Bank of Australia ±144A	0.24	6-18-2015	15,000,000	14,999,331
CPPIB Capital Incorporated 144A(z)	0.14	8-21-2014	5,000,000	4,999,611
CPPIB Capital Incorporated 144A(z)	0.14	8-29-2014	15,000,000	14,998,367
DBS Bank Limited 144A(z)	0.22	12-9-2014	10,000,000	9,992,056
DBS Bank Limited 144A(z)	0.22	12-10-2014	6,000,000	5,995,197
DNB Nor Bank ASA 144A(z)	0.12	8-18-2014	15,000,000	14,999,150
HSBC Bank plc ±144A	0.25	10-2-2014	10,000,000	10,000,000
JPMorgan Securities Incorporated ±144A	0.33	9-10-2014	15,000,000	15,000,000
Lloyds Bank plc (z)	0.06	8-1-2014	15,000,000	15,000,000
Macquarie Bank Limited 144A(z)	0.20	8-19-2014	2,000,000	1,999,800
Macquarie Bank Limited 144A(z)	0.20	9-15-2014	3,000,000	2,999,250
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	8-4-2014	10,000,000	9,999,858
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.21	8-8-2014	8,000,000	7,999,681
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.21	8-12-2014	10,000,000	9,999,374
N.V. Bank Nederlandse Gemeenten 144A(z)	0.20	12-10-2014	25,000,000	24,981,805
National Australia Funding Incorporated ±144A	0.22	3-10-2015	15,000,000	15,000,000
Nederlandse Waterschapsbank NV ±144A	0.24	10-29-2014	15,000,000	15,000,000
Nederlandse Waterschapsbank NV ±144A	0.24	12-23-2014	14,000,000	14,000,920
Nordea Bank AB 144A(z)	0.22	8-26-2014	2,000,000	1,999,694
NRW Bank 144A(z)	0.09	8-7-2014	15,000,000	14,999,775
NRW Bank 144A(z)	0.13	8-14-2014	20,000,000	19,999,080
NRW Bank 144A(z)	0.13	8-29-2014	10,000,000	9,998,989
Oversea-Chinese Banking Corporation (z)	0.20	9-9-2014	5,000,000	4,998,917
Shagang South Asia (z)	0.35	8-6-2014	5,000,000	4,999,757
State Street Bank & Trust Company (z)	0.17	9-9-2014	12,000,000	11,997,790
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	8-5-2014	10,000,000	9,999,767
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	9-2-2014	10,000,000	9,998,133
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	9-3-2014	10,000,000	9,998,075
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	10-2-2014	15,000,000	14,994,575
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	10-3-2014	7,000,000	6,997,428
Suncorp Group Limited 144A(z)	0.26	9-18-2014	15,000,000	14,994,800
Suncorp Group Limited 144A(z)	0.27	8-20-2014	4,000,000	3,999,430
Suncorp Group Limited 144A(z)	0.29	10-15-2014	8,000,000	7,995,250
Suncorp Group Limited 144A(z)	0.30	11-10-2014	3,000,000	2,997,475
Swedbank (z)	0.17	8-21-2014	10,000,000	9,999,083
United Overseas Bank Limited 144A(z)	0.21	10-10-2014	5,000,000	4,997,958
United Overseas Bank Limited 144A(z)	0.23	11-19-2014	6,000,000	5,995,783
United Overseas Bank Limited 144A(z)	0.23	11-21-2014	5,000,000	4,996,422

6	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
United Overseas Bank Limited 144A(z)	0.28%	2-9-2015	$7,000,000	$6,989,547
United Overseas Bank Limited 144A(z)	0.28	2-11-2015	12,000,000	11,981,893
United Overseas Bank Limited 144A(z)	0.28	2-25-2015	6,000,000	5,990,293
United Overseas Bank Limited 144A(z)	0.28	3-16-2015	15,000,000	14,973,517
Westpac Banking Corporation ±144A	0.23	8-1-2014	20,000,000	20,000,000
Westpac Securities NZ Limited ±144A	0.23	9-4-2014	9,000,000	9,000,000
Westpac Securities NZ Limited ±144A	0.23	8-20-2014	6,000,000	6,000,000

				614,823,366

Other Commercial Paper: 7.09%
Caisse Des Depots et Consignations 144A(z)	0.15	9-8-2014	6,000,000	5,999,050
Caisse Des Depots et Consignations 144A(z)	0.16	8-18-2014	10,000,000	9,999,268
Caisse Des Depots et Consignations 144A(z)	0.16	9-26-2014	15,000,000	14,996,267
Caisse Des Depots et Consignations 144A(z)	0.17	10-6-2014	11,000,000	10,996,572
Caisse Des Depots et Consignations 144A(z)	0.18	10-17-2014	25,000,000	24,990,375
Caisse Des Depots et Consignations 144A(z)	0.18	10-20-2014	8,000,000	7,996,800
China International Marine Containers Company Limited (z)	0.35	8-6-2014	11,000,000	10,999,465
China International Marine Containers Company Limited (z)	0.35	8-7-2014	10,000,000	9,999,417
China International Marine Containers Company Limited (z)	0.38	8-13-2014	10,000,000	9,998,733
China Shipping Container Lines Company Limited (z)	0.35	8-1-2014	7,000,000	7,000,000
Chinatex Capital Limited (z)	0.35	8-4-2014	2,000,000	1,999,942
CNPC Finance 144A(z)	0.38	8-4-2014	20,000,000	19,999,367
CNPC Finance 144A(z)	0.38	8-7-2014	17,000,000	16,998,923
CNPC Finance 144A(z)	0.38	8-18-2014	13,000,000	12,997,667
CNPC Finance 144A(z)	0.38	8-26-2014	7,000,000	6,998,153
CNPC Finance 144A(z)	0.38	8-28-2014	6,000,000	5,998,290
COFCO Capital Corporation (z)	0.16	8-12-2014	3,000,000	2,999,853
Erste Abwicklungsanstalt 144A(z)	0.17	10-14-2014	8,000,000	7,997,204
Sinochem Company Limited (z)	0.15	8-4-2014	4,000,000	3,999,950
Sinochem Company Limited (z)	0.18	9-5-2014	4,000,000	3,999,300
Sinochem Company Limited (z)	0.20	10-8-2014	4,000,000	3,998,489
Sinochem Company Limited (z)	0.40	8-14-2014	4,000,000	3,999,422
Toyota Motor Credit Corporation ±	0.22	3-6-2015	10,000,000	10,000,000
Toyota Motor Credit Corporation ±	0.20	9-10-2014	30,000,000	30,000,000

				244,962,507

Total Commercial Paper (Cost $1,641,699,825)				1,641,699,825

Government Agency Debt: 0.32%
Overseas Private Investment Corporation ±§(i)	0.11	7-9-2026	11,000,000	11,000,000

Total Government Agency Debt (Cost $11,000,000)				11,000,000

Municipal Obligations: 5.43%

California: 0.75%

Other Municipal Debt: 0.35%
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	8-14-2014	2,000,000	2,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.16	8-6-2014	5,000,000	5,000,000

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
San Francisco CA City & County Public Utilities Commission Water Revenue Series A2 (Water & Sewer Revenue)	0.14%	8-13-2014	$2,000,000	$1,999,980
San Jose CA International Airport Series C-3 (Airport Revenue)	0.24	9-8-2014	3,000,000	3,000,000

				11,999,980

Variable Rate Demand Note ø: 0.40%
California Affordable Housing Class A PFOTER Series MT-846 (Housing Revenue, Bank of America NA LIQ) 144A	0.56	3-31-2016	13,800,000	13,800,000

Colorado: 0.44%

Variable Rate Demand Note ø: 0.44%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.10	5-1-2050	15,060,000	15,060,000

Connecticut: 0.14%

Variable Rate Demand Note ø: 0.14%
New Britain CT Taxable Pension Series C (GO, Bank of America NA LOC)	0.19	2-1-2026	5,000,000	5,000,000

Georgia: 0.21%

Other Municipal Debt: 0.06%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.15	8-4-2014	2,000,000	2,000,000

Variable Rate Demand Note ø: 0.15%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.40	10-1-2039	5,130,000	5,130,000

Illinois: 0.12%

Variable Rate Demand Note ø: 0.12%
Illinois Regional Transportation Authority Series A1 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.14	4-1-2016	4,180,000	4,180,000

Massachusetts: 0.23%

Variable Rate Demand Note ø: 0.23%
Royal Bank of Canada Municipal Products Incorporated Trust Series E-32 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.13	8-1-2014	8,000,000	8,000,000

Michigan: 0.38%

Variable Rate Demand Notes ø: 0.38%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC) 144A	0.10	9-1-2033	3,000,000	3,000,000
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC) 144A	0.10	9-1-2032	10,000,000	10,000,000

				13,000,000

New Mexico: 0.69%

Variable Rate Demand Note ø: 0.69%
New Mexico Municipal Energy Acquisition Authority Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.11	11-1-2039	24,000,000	24,000,000

8	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York: 0.57%

Variable Rate Demand Notes ø: 0.57%
New York HFA Series B (Housing Revenue)	0.45%	5-1-2048	$5,000,000	$5,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.12	10-1-2031	1,800,000	1,800,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	11-1-2039	12,940,000	12,940,000

				19,740,000

North Carolina: 0.08%

Variable Rate Demand Note ø: 0.08%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.18	7-1-2027	2,750,000	2,750,000

Ohio: 0.18%

Variable Rate Demand Note ø: 0.18%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12	9-1-2039	6,249,000	6,249,000

Oregon: 0.14%

Variable Rate Demand Note ø: 0.14%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	5-1-2035	5,000,000	5,000,000

South Carolina: 0.40%

Other Municipal Debt: 0.40%
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.15	8-13-2014	10,776,000	10,776,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	9-2-2014	1,000,000	1,000,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	9-2-2014	2,000,000	2,000,000

				13,776,000

Tennessee: 0.03%

Other Municipal Debt: 0.03%
Baptist Memorial Health Care Corporation (Health Revenue)	0.16	9-2-2014	1,000,000	1,000,000

Texas: 0.53%

Variable Rate Demand Notes ø: 0.53%
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.20	2-1-2035	13,000,000	13,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.36	12-15-2026	5,487,037	5,487,037

				18,487,037

Washington: 0.14%

Other Municipal Debt: 0.14%
Port of Seattle WA Series D1 (Airport Revenue)	0.17	8-5-2014	5,000,000	5,000,000

Wisconsin: 0.40%

Variable Rate Demand Note ø: 0.40%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC)	0.12	1-1-2042	13,765,000	13,765,000

Total Municipal Obligations (Cost $187,937,017)				187,937,017

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Other Instruments: 4.63%
DBS Bank Limited Pooled Bank Deposit Product §	0.16%	1-1-2050	$60,000,000	$60,000,000
GBG LLC Custody Receipts ±144A§	0.09	9-1-2027	8,809,000	8,809,000
Oakland-Alameda County Series A1 Municipal Commercial Paper	0.17	8-28-2014	2,000,000	2,000,000
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.16	8-14-2014	2,000,000	2,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.16	1-1-2050	60,000,000	60,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A§	0.90	5-15-2051	4,360,000	4,360,000
State Street Bank & Trust Company ±	0.23	3-17-2015	8,000,000	8,000,000
State Street Bank & Trust Company ±	0.23	4-10-2015	15,000,000	15,000,000

Total Other Instruments (Cost $160,169,000)				160,169,000

Other Notes: 1.83%

Corporate Bonds and Notes: 1.83%
ACTS Retirement Life Communities Incorporated ±§	0.11	11-15-2029	2,615,000	2,615,000
Bank of Nova Scotia ±	0.24	12-17-2014	15,000,000	15,000,000
JPMorgan Chase Bank NA ±	0.38	7-17-2015	5,000,000	5,001,151
LTF Real Estate LLC ±144A§	0.22	6-1-2033	14,450,000	14,450,000
Nederlandse Waterschapsbank NV ±144A	0.29	10-27-2014	14,000,000	14,001,058
Providence Health & Services ±§	0.12	10-1-2042	5,950,000	5,950,000
Racetrac Capital LLC ±§	0.12	9-1-2020	4,250,000	4,250,000
Royal Bank of Canada ±	0.94	10-30-2014	2,000,000	2,003,663

Total Other Notes (Cost $63,270,872)				63,270,872

Repurchase Agreements ^^: 6.85%
Bank of America Corporation, dated 7-31-2014, maturity value $74,721,587 (1)	0.09	8-1-2014	74,721,400	74,721,400
Barclays Capital Incorporated, dated 7-31-2014, maturity value $12,000,030 (2)	0.09	8-1-2014	12,000,000	12,000,000
Credit Agricole, dated 7-31-2014, maturity value $39,000,108 (3)	0.10	8-1-2014	39,000,000	39,000,000
Credit Suisse Securities, dated 7-31-2014, maturity value $19,000,048 (4)	0.09	8-1-2014	19,000,000	19,000,000
Goldman Sachs & Company, dated 7-1-2014, maturity value $13,003,582 (5)±§¢(i)	0.16	9-1-2014	13,000,000	13,000,000
GX Clarke & Company, dated 7-31-2014, maturity value $12,000,053 (6)	0.16	8-1-2014	12,000,000	12,000,000
JPMorgan Securities, dated 7-1-2014, maturity value $62,031,344 (7)±§¢(i)	0.28	9-4-2014	62,000,000	62,000,000
JPMorgan Securities, dated 7-1-2014, maturity value $5,000,603 (8)±§¢	0.14	8-1-2014	5,000,000	5,000,000

Total Repurchase Agreements (Cost $236,721,400)				236,721,400

Treasury Debt: 0.35%
U.S. Treasury Note	2.38	8-31-2014	12,000,000	12,021,662

Total Treasury Debt (Cost $12,021,662)				12,021,662

Total investments in securities (Cost $3,487,851,412) *	100.87%	3,487,851,412
Other assets and liabilities, net	(0.87)	(30,171,938)

Total net assets	100.00%	$3,457,679,474

10	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.

§	The security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 6.00%, 8-1-2033 to 11-1-2043, fair value including accrued interest is $76,963,042.

(2)	U.S. government securities, 0.00% to 6.75%, 8-1-2014 to 7-15-2037, fair value including accrued interest is $12,240,007.

(3)	U.S. government securities, 0.13% to 8.00%, 1-13-2015 to 9-1-2031, fair value including accrued interest is $40,167,751.

(4)	U.S. government securities, 0.13% to 2.00%, 4-15-2015 to 1-15-2024, fair value including accrued interest is $19,380,048.

(5)	U.S. government securities, 0.00%, 8-4-2014 to 3-6-2015, fair value is $13,260,000.

(6)	U.S. government securities, 0.00% to 7.50%, 8-28-2014 to 7-15-2032, fair value including accrued interest is $12,240,267.

(7)	U.S. government securities, 0.00% to 0.33%, 8-1-2014 to 7-10-2017, fair value including accrued interest is $63,240,174.

(8)	U.S. government securities, 0.00%, 8-28-2014 to 9-10-2016, fair value is $5,100,152.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.00%

Alabama: 2.34%

Variable Rate Demand Notes ø: 2.34%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.07%	11-15-2046	$23,625,000	$23,625,000
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.21	8-1-2041	7,900,000	7,900,000
Columbia AL Industrial Development Board Pollution Control Alabama Power Company Project Series 1995D (Industrial Development Revenue)	0.07	10-1-2022	11,820,000	11,820,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.09	8-1-2031	4,050,000	4,050,000
Mobile AL IDA Board Pollution Control Alabama Power Company Project Series 1993C (Industrial Development Revenue)	0.08	8-1-2017	12,000,000	12,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2008C (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.06	12-1-2027	10,000,000	10,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011J (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.06	4-1-2028	15,000,000	15,000,000

				84,395,000

Arizona: 1.57%

Variable Rate Demand Notes ø: 1.57%
Mesa AZ Excise Tax Revenue Obligation Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-69 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.11	7-1-2020	10,135,000	10,135,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	7-1-2024	35,055,000	35,055,000
Phoenix AZ IDA Del Mar Terrace Series A (Housing Revenue, FHLMC LIQ)	0.07	10-1-2029	11,500,000	11,500,000

				56,690,000

California: 9.74%

Other Municipal Debt: 0.81%
Los Angeles County CA School Pooled Financing Program Series 2013-14 (Miscellaneous Revenue)	5.00	12-31-2014	8,350,000	8,414,324
Los Angeles County CA TRAN Series 2014 (GO)	1.50	6-25-2015	4,700,000	4,758,581
Los Angeles County CA TRAN Series 2014-15 (Miscellaneous Revenue)	1.50	6-30-2015	5,400,000	5,467,877
Riverside County CA TRAN Series 2014 (Tax Revenue)	1.50	6-30-2015	10,735,000	10,870,428

				29,511,210

Variable Rate Demand Notes ø: 8.93%
ABAG Finance Authority for Nonprofit Corporation California Branson School Series 2008 (Education Revenue, Northern Trust Company LOC)	0.06	7-1-2038	14,450,000	14,450,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.06	4-1-2036	6,290,000	6,290,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.06	9-1-2033	13,700,000	13,700,000
Bay Area Toll Authority California Toll Bridge Series C2 (Transportation Revenue, Union Bank NA LOC)	0.05	4-1-2047	2,900,000	2,900,000
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO, Citibank NA LIQ) 144A	0.07	2-1-2021	5,520,000	5,520,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.06	11-1-2040	86,775,000	86,775,000

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California CDA Motion Picture & Television Fund Series 2001A (Health Revenue, Northern Trust Company LOC)	0.06%	3-1-2031	$22,375,000	$22,375,000
California CDA Sutter Health ROC RR-II-R-11621 (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.07	8-15-2032	10,200,000	10,200,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.04	3-1-2047	6,725,000	6,725,000
California HFFA Memorial Health Services Series A (Health Revenue)	0.05	10-1-2043	8,310,000	8,310,000
California HFFA Scripps Health Services Series C (Health Revenue, Northern Trust Company LOC)	0.04	10-1-2040	8,000,000	8,000,000
California HFFA St. Joseph’s Health System Series A (Health Revenue, Union Bank NA LOC)	0.06	7-1-2041	2,900,000	2,900,000
California Kindergarten University Public Education Facilities Series 2005A Sub Series A-1-2 (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.05	5-1-2040	15,400,000	15,400,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.06	8-1-2037	4,620,000	4,620,000
California University System Series 2005A Citigroup Eagle Trust Series 2014-0001A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.07	11-1-2035	2,740,000	2,740,000
California University System Series 2005A Citigroup Eagle Trust Series 2014-0030A (Education Revenue, AGM/Ambac Insured, Citibank NA LIQ) 144A	0.08	11-1-2035	11,500,000	11,500,000
Kings County CA Housing Authority Edgewater Apartments Series 2001A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	2-15-2031	6,860,000	6,860,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	12-1-2026	5,500,000	5,500,000
Orange County CA Apartment Development Villas Aliento Issue E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	8-15-2028	3,140,000	3,140,000
Sacramento County CA Housing Authority River Terrace Apartments Series 1996C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	7-15-2029	4,720,000	4,720,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007B (Housing Revenue, FNMA LOC, FNMA Insured)	0.06	8-15-2027	10,000,000	10,000,000
San Francisco CA City & County RDA Community Facilities District #4 (Tax Revenue, Bank of America NA LOC)	0.07	8-1-2032	19,000,000	19,000,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.06	12-1-2017	15,000,000	15,000,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.07	9-1-2038	12,070,000	12,070,000
Vacaville CA MFHR Quail Run Apartments Project Series 1988A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	7-15-2018	7,100,000	7,100,000
Vacaville CA MFHR Sycamore Apartments Project Series 1999A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2029	2,350,000	2,350,000
Walnut Creek CA Multifamily Mortgage Creekside Drive Apartments 1985 Issue A (Housing Revenue, FHLMC LIQ)	0.06	4-1-2027	7,120,000	7,120,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.06	12-1-2038	7,205,000	7,205,000

				322,470,000

Colorado: 2.04%

Variable Rate Demand Notes ø: 2.04%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2008-D2 Morgan Stanley Series 2008-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.12	10-1-2037	3,125,000	3,125,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A Deutsche Bank Spears Lifers Trust Series DBE-1278 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	2-1-2041	15,350,000	15,350,000

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Colorado MidCities Metropolitan District #1 Colorado Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.16%	12-1-2031	$9,750,000	$9,750,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.16	12-1-2020	4,120,000	4,120,000
Colorado Springs CO Utilities System Subordinate Lien Improvement Revenue Bonds Series 2005A (Utilities Revenue)	0.07	11-1-2035	16,700,000	16,700,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.21	11-15-2025	13,500,000	13,500,000
Denver CO City & County MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	12-15-2038	7,795,000	7,795,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO, U.S. Bank NA LOC)	0.07	11-15-2034	3,515,000	3,515,000

				73,855,000

Connecticut: 0.34%

Other Municipal Debt: 0.18%
Connecticut GO Series 2011-E (Miscellaneous Revenue)	5.00	11-1-2014	6,400,000	6,478,303

Variable Rate Demand Note ø: 0.16%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013A Deutsche Bank Spears Lifers Trust Series DBE-1164 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.11	1-1-2038	6,000,000	6,000,000

Delaware: 0.22%

Variable Rate Demand Note ø: 0.22%
Delaware EDA St. Andrews School Project Series 2002 (Education Revenue, TD Bank NA SPA)	0.08	9-1-2032	8,000,000	8,000,000

District of Columbia: 0.48%

Other Municipal Debt: 0.26%
District of Columbia Fiscal Year 2014 TRAN (Miscellaneous Revenue)	2.00	9-30-2014	9,300,000	9,328,077

Variable Rate Demand Notes ø: 0.22%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue)	0.11	7-1-2032	3,600,000	3,600,000
District of Columbia Housing Finance Agency The Yard D Building Project Series 2012 (Housing Revenue, Capital One NA LOC)	0.09	10-1-2047	4,250,000	4,250,000

				7,850,000

Florida: 9.28%

Other Municipal Debt: 0.95%
JEA Florida Electric System Series 2000 A (Utilities Revenue)	0.08	8-21-2014	11,200,000	11,200,000
JEA Florida Electric System Series 2000 F-1 (Utilities Revenue)	0.08	8-14-2014	12,600,000	12,600,000
JEA Florida Electric System Series 2000 F-2 (Utilities Revenue)	0.07	8-6-2014	10,600,000	10,600,000

				34,400,000

Variable Rate Demand Notes ø: 8.33%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.06	4-15-2041	7,300,000	7,300,000

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Florida Gulf Coast University Financing Corporation Parking Project Series 2009A (Education Revenue, Harris NA LOC)	0.07%	2-1-2039	$7,305,000	$7,305,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue)	0.05	11-15-2032	17,900,000	17,900,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006C (Health Revenue, Bank of America NA LIQ) 144A	0.09	11-15-2036	8,595,000	8,595,000
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.13	8-22-2014	92,970,000	92,970,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	7-15-2033	3,550,000	3,550,000
JEA Florida Electric System Series D (Utilities Revenue, U.S. Bank NA SPA)	0.06	10-1-2038	14,155,000	14,155,000
Marion County FL HFA Paddock Park Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	10-15-2032	4,000,000	4,000,000
Miami-Dade County FL Building Better Communities Program Series 2005 US Bank Solar Eclipse Series 2006-0049 (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.06	1-1-2015	11,050,000	11,050,000
Miami-Dade County FL Building Better Communities Program Series 2014A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-50 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	1-9-2017	13,495,000	13,495,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.11	7-1-2025	9,000,000	9,000,000
Orange County FL Sales Tax Revenue Series 2012B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.06	1-1-2020	5,115,000	5,115,000
Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, TD Bank NA LOC)	0.05	7-1-2040	22,735,000	22,735,000
Orlando FL Utilities Commission Series 2011A (Utilities Revenue) (i)	0.17	10-1-2027	13,490,000	13,490,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.12	5-1-2038	3,745,000	3,745,000
Palm Beach County FL Norton Gallery School of Art Incorporated Series 1995 (Education Revenue, Northern Trust Company LOC)	0.06	5-1-2025	1,565,000	1,565,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.05	8-1-2028	4,170,000	4,170,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, BMO Harris Bank NA LOC)	0.08	10-1-2041	4,290,000	4,290,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.14	11-15-2033	12,400,000	12,400,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.23	10-1-2038	43,990,000	43,990,000

				300,820,000

Georgia: 1.41%

Variable Rate Demand Notes ø: 1.41%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (Industrial Development Revenue, Harris NA LOC)	0.08	11-1-2030	7,990,000	7,990,000
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.07	4-1-2023	6,600,000	6,600,000
Gwinnett County GA Development Authority Certificate of Participation Public School Project Series 2006 Clipper Tax-Exempt Certified Trust Series 2009-41 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	1-1-2016	8,795,000	8,795,000
Gwinnett County GA Development Authority Goodwill North Georgia Incorporated Project Series 2009 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.06	10-1-2033	5,000,000	5,000,000

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2007B JPMorgan Chase PUTTER Series 3755 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.08%	1-1-2016	$5,000,000	$5,000,000
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2007B JPMorgan Chase PUTTER Series 4016 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.08	1-1-2016	6,500,000	6,500,000
Metropolitan Atlanta GA Rapid Transit Authority Trust Class A (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.08	7-1-2020	10,995,000	10,995,000

				50,880,000

Hawaii: 0.18%

Variable Rate Demand Note ø: 0.18%
Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO, Royal Bank of Canada LIQ) 144A	0.06	11-1-2020	6,665,000	6,665,000

Illinois: 5.32%

Variable Rate Demand Notes ø: 5.32%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris NA LOC)	0.07	3-1-2035	12,000,000	12,000,000
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.36	11-1-2023	3,875,000	3,875,000
Chicago IL Board of Education Unlimited Tax Series 2011-A Deutsche Bank Spears Lifers Trust Series DBE-1210 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.11	12-1-2039	14,000,000	14,000,000
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	0.06	7-1-2023	4,200,000	4,200,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.28	11-1-2030	28,800,000	28,800,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.28	11-1-2030	14,350,000	14,350,000
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO, Royal Bank of Canada LIQ) 144A	0.07	6-30-2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.18	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.06	4-1-2035	9,000,000	9,000,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995B (Miscellaneous Revenue, Northern Trust Company LOC)	0.06	12-15-2025	5,000,000	5,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.18	4-1-2051	6,500,000	6,500,000
Illinois Finance Authority Bradley University Series A (Education Revenue, PNC Bank NA LOC)	0.05	4-1-2033	14,635,000	14,635,000
Illinois Finance Authority Presbyterian Homes Lake Forest Place Project Series 2006 (Health Revenue, Northern Trust Company LOC)	0.06	9-1-2024	18,655,000	18,655,000
Illinois Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.06	9-1-2046	4,000,000	4,000,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2010-B-2 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.07	6-15-2050	15,000,000	15,000,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2011 Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-40 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.06	6-15-2020	8,130,000	8,130,000

6	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA)	0.09%	8-15-2021	$20,080,000	$20,080,000
Yorkville Kendall County IL Special Service Area #2003-101 Windett Ridge Project JPMorgan PUTTER Series 4380 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.21	3-1-2023	3,665,000	3,665,000

				192,155,000

Indiana: 1.80%

Other Municipal Debt: 0.32%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	1.25	1-6-2015	11,500,000	11,550,207

Variable Rate Demand Notes ø: 1.48%
Indiana COP Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	7-1-2023	26,140,000	26,140,000
Indiana Finance Authority First Lien Wastewater Utility Series 2014-A Deutsche Bank Spears Lifers Trust Series DBE-1343 (Water & Sewer Revenue, Deutsche Bank LIQ) 144A	0.13	10-1-2044	14,315,000	14,315,000
Indiana Finance Authority University Health Obligated Group Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011 E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.06	3-1-2036	10,000,000	10,000,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.07	5-1-2016	3,000,000	3,000,000

				53,455,000

Iowa: 2.72%

Variable Rate Demand Notes ø: 2.72%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.08	6-1-2039	52,000,000	52,000,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (Industrial Development Revenue, Great Western Bank LOC)	0.07	8-1-2041	8,530,000	8,530,000
Iowa Finance Authority Multifamily Housing Series 2006 Austin Trust Various Certificates Series 2007-1011 (Housing Revenue, Bank of America NA LIQ) 144A	0.11	7-1-2041	2,505,000	2,505,000
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.08	6-1-2039	35,170,000	35,170,000

				98,205,000

Kansas: 0.25%

Variable Rate Demand Note ø: 0.25%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.06	11-15-2038	9,000,000	9,000,000

Kentucky: 0.91%

Other Municipal Debt: 0.20%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2013-D-1 (Miscellaneous Revenue)	1.00	9-1-2014	3,200,000	3,201,946
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014-D-1 (Miscellaneous Revenue) %%	1.00	8-1-2015	3,850,000	3,879,568

				7,081,514

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 0.71%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07%	10-1-2032	$6,095,000	$6,095,000
Kentucky EDA Hospital Revenue Bonds Series 2011 Baptist Healthcare System Obligated Group Deutsche Bank Spears Lifers Trust Series DBE-1275 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	8-15-2042	7,840,000	7,840,000
Mason County KY PCR East Kentucky Power Cooperative Incorporated Project Pooled Series 1984B-2 (Industrial Development Revenue)	0.25	10-15-2014	1,650,000	1,650,000
Williamstown KY League of Cities Funding Trust Lease Series 2008A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07	7-1-2038	5,200,000	5,200,000
Williamstown KY League of Cities Funding Trust Lease Series 2008B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07	12-1-2038	4,875,000	4,875,000

				25,660,000

Louisiana: 0.55%

Variable Rate Demand Notes ø: 0.55%
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC)	0.07	7-1-2040	4,095,000	4,095,000
Louisiana HFA Woodward Wright Apartments Project Series 2003 (Housing Revenue, FHLMC LIQ)	0.06	9-1-2033	8,955,000	8,955,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (Industrial Development Revenue)	0.09	8-1-2017	6,815,000	6,815,000

				19,865,000

Maryland: 1.91%

Variable Rate Demand Notes ø: 1.91%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue)	0.11	12-3-2035	1,580,000	1,580,000
Maryland CDA MFHR Hopkins Village Apartments Series 2008F (Housing Revenue, FHLMC LIQ)	0.06	11-1-2038	3,000,000	3,000,000
Maryland Department of Housing & Community Development Residential Series 2007J (Housing Revenue, FHA Insured, TD Bank NA SPA)	0.05	9-1-2031	12,400,000	12,400,000
Maryland Department of Housing & Community Development Residential Series 2007M (Housing Revenue, TD Bank NA SPA)	0.05	9-1-2043	19,400,000	19,400,000
Maryland GO Series 2013-B Merrill Lynch Joint Venture Trust Series JVI-1001 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.16	3-1-2019	5,945,000	5,945,000
Maryland GO Series 2013-B Merrill Lynch Joint Venture Trust Series JVI-1003 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.16	3-1-2019	5,940,000	5,940,000
Maryland HEFA University of Maryland Medical System Issue Series 2008E (Health Revenue, Bank of Montreal LOC)	0.07	7-1-2041	10,000,000	10,000,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.11	7-1-2041	5,000,000	5,000,000
Montgomery County MD EDA Brooke Grove Foundation Incorporated Series1998 (Health Revenue)	0.11	1-1-2024	5,885,000	5,885,000

				69,150,000

Massachusetts: 2.21%

Other Municipal Debt: 0.58%
University of Massachusetts Building Authority Series 2013 B-1 (Education Revenue)	0.12	1-8-2015	21,000,000	21,000,000

8	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 1.63%
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.07%	3-1-2034	$11,110,000	$11,110,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-32 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.13	8-1-2014	33,900,000	33,900,000
University of Massachusetts Building Authority Series 2011-2 (Education Revenue) (i)	0.15	11-1-2034	13,860,000	13,860,000

				58,870,000

Michigan: 1.48%

Variable Rate Demand Notes ø: 1.48%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.07	6-1-2034	2,000,000	2,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.12	11-15-2049	5,250,000	5,250,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.12	11-15-2047	5,765,000	5,765,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.12	11-15-2049	4,300,000	4,300,000
Michigan Hospital Finance Authority Henry Ford Health System Series 2006-A Deutsche Bank Spears Lifers Trust Series DBE-1281 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	11-15-2046	32,275,000	32,275,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.06	6-1-2020	3,900,000	3,900,000

				53,490,000

Minnesota: 2.50%

Other Municipal Debt: 0.06%
Minnesota Rural Water Finance Authority Public Project Construction Series 2013-B (Water & Sewer Revenue)	1.00	1-1-2015	2,400,000	2,407,509

Variable Rate Demand Notes ø: 2.44%
Bloomington MN Bristol Village Apartments Project Series 2002A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2032	8,580,000	8,580,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.07	7-1-2038	5,555,000	5,555,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	10-15-2033	1,225,000	1,225,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank LOC)	0.08	12-1-2021	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	2-15-2031	1,815,000	1,815,000
Eden Prairie MN MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC LIQ)	0.06	9-1-2031	300,000	300,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2035	9,535,000	9,535,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.06	3-1-2029	1,620,000	1,620,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.07	1-1-2035	6,000,000	6,000,000

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.06%	4-1-2027	$2,255,000	$2,255,000
Minnesota HEFAR MacAlester College Series 3-Z (Education Revenue)	0.10	3-1-2024	6,310,000	6,310,000
Minnesota HEFAR MacAlester College Series 5-Q (Education Revenue)	0.10	3-1-2033	5,110,000	5,110,000
Minnesota HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.07	10-1-2020	1,745,000	1,745,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC Insured)	0.07	11-1-2035	9,205,000	9,205,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	9-15-2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	2-15-2033	1,105,000	1,105,000
St. Anthony MN Autumn Woods Housing Project Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2032	2,550,000	2,550,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.06	10-1-2035	11,800,000	11,800,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.06	8-1-2034	1,345,000	1,345,000

				88,020,000

Mississippi: 1.27%

Variable Rate Demand Notes ø: 1.27%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series K (Industrial Development Revenue)	0.05	11-1-2035	14,500,000	14,500,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	11-1-2018	31,560,000	31,560,000

				46,060,000

Missouri: 0.60%

Other Municipal Debt: 0.40%
Missouri HEFA Health Care Series 2014-E (GO)	0.11	8-1-2014	10,400,000	10,400,000
Saint Louis County MO Special Obligation Series 2013-1 (Miscellaneous Revenue) ##	2.00	8-1-2014	4,000,000	4,000,000

				14,400,000

Variable Rate Demand Notes ø: 0.20%
Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.06	8-1-2035	5,110,000	5,110,000
Missouri HEFA Education Facilities Revenue St. Louis University Project Series B (Education Revenue, U.S. Bank NA LOC)	0.06	10-1-2024	300,000	300,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.18	3-1-2022	1,765,000	1,765,000

				7,175,000

Nevada: 0.68%

Variable Rate Demand Notes ø: 0.68%
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008A (Tax Revenue, Bank of New York Mellon LOC)	0.07	6-1-2042	16,250,000	16,250,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.07	3-1-2036	8,225,000	8,225,000

				24,475,000

10	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Hampshire: 1.08%

Variable Rate Demand Notes ø: 1.08%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.06%	6-1-2039	$6,280,000	$6,280,000
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.16	10-1-2017	5,930,000	5,930,000
New Hampshire HEFA Frisbie Memorial Hospital Issue Series 2006 (Health Revenue, TD Bank NA LOC)	0.07	10-1-2036	11,700,000	11,700,000
New Hampshire HEFA Tilton School Issue Series 2006 (Education Revenue, TD Bank NA LOC)	0.05	2-1-2036	15,025,000	15,025,000

				38,935,000

New Jersey: 2.15%

Variable Rate Demand Notes ø: 2.15%
New Jersey EDA Motor Vehicle Surcharges Series 2004A Austin Trust Various Certificate B (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.11	7-1-2026	2,190,000	2,190,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Lifers Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.12	3-1-2029	2,740,000	2,740,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000D (Miscellaneous Revenue, Branch Banking & Trust LOC, Ambac Insured)	0.06	10-1-2030	4,000,000	4,000,000
New Jersey TRAN JPMorgan PUTTER Series 4462 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.10	6-26-2015	34,000,000	34,000,000
New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.10	6-26-2015	23,700,000	23,700,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.07	12-15-2023	5,200,000	5,200,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.11	1-1-2038	5,700,000	5,700,000

				77,530,000

New York: 6.62%

Other Municipal Debt: 0.31%
Metropolitan Transportation Authority New York BAN Series 2 Sub Series A (Transportation Revenue)	0.10	8-5-2014	11,325,000	11,325,000

Variable Rate Demand Notes ø: 6.31%
Nassau County NY Local Economic Assistance Adults & Children with Learning & Developmental Disabilities Incorporated Project Series 2011A (Miscellaneous Revenue, TD Bank NA LOC)	0.06	11-1-2041	7,300,000	7,300,000
New York Cultural Resources Series 2013A Royal Bank of Canada Municipal Product Incorporated Trust Certificates Series O-79 (Miscellaneous Revenue, Royal Bank of Canada LIQ) 144A	0.09	8-1-2021	5,335,000	5,335,000
New York NY Municipal Water Finance Authority Sub Series A-1 (Water & Sewer Revenue, Mizuho Corporate Bank SPA)	0.04	6-15-2044	8,100,000	8,100,000
New York NY Municipal Water Finance Authority Sub Series B-1 (Water & Sewer Revenue, U.S. Bank NA SPA)	0.06	6-15-2045	20,570,000	20,570,000
New York NY Transitional Finance Authority Building Aid Series 2007-S1 Citigroup Eagle Series 2014-0041-A (Miscellaneous Revenue, AGM/FGIC Insured, Citibank NA LIQ) 144A	0.07	7-15-2036	12,200,000	12,200,000
New York Convention Center Development Corporation Series 2005 Citigroup Eagle Series 2014-0044-A (Tax Revenue, Citibank NA LIQ) 144A	0.07	11-15-2044	13,300,000	13,300,000

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York Dormitory Authority Debt City University Consolidated 5th General Resolution Series E (Education Revenue, TD Bank NA LOC)	0.05%	7-1-2031	$43,255,000	$43,255,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	11-15-2026	23,300,000	23,300,000
New York Housing Finance Agency Series 2014-A (Housing Revenue)	0.35	5-1-2048	23,100,000	23,100,000
New York NY GO Fiscal 2004 Sub Series H-4 (GO, Bank of New York Mellon LOC)	0.06	3-1-2034	30,340,000	30,340,000
New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)	0.05	11-1-2029	27,100,000	27,100,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.09	7-1-2031	4,795,000	4,795,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.09	7-1-2031	3,320,000	3,320,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-C (Health Revenue)	0.09	7-1-2017	2,695,000	2,695,000
Saratoga County NY Capital Resource Corporation Saratoga Hospital Project Series 2014 (Health Revenue, HSBC Bank USA NA LOC)	0.07	12-1-2040	3,125,000	3,125,000

				227,835,000

North Carolina: 1.37%

Other Municipal Debt: 0.10%
Wake County NC GO 2007 (Tax Revenue)	5.00	3-1-2015	3,500,000	3,599,080

Variable Rate Demand Notes ø: 1.27%
Charlotte Mecklenburg NC Hospital Authority Carolinas Health Care System Series 2007E (Health Revenue, TD Bank NA LOC, AGM Insured)	0.05	1-15-2044	27,020,000	27,020,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.05	5-1-2024	2,740,000	2,740,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.05	5-1-2030	2,690,000	2,690,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.05	7-1-2028	4,230,000	4,230,000
North Carolina Capital Facilities Finance Agency Elon University Series 2001C (Education Revenue, TD Bank NA LOC)	0.05	1-1-2026	4,670,000	4,670,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.05	12-1-2033	4,600,000	4,600,000

				45,950,000

North Dakota: 1.58%

Other Municipal Debt: 1.34%
Mercer County ND PCR Antelope Valley Unit 1 & Common Facilities Series 2009 (Miscellaneous Revenue)	0.14	9-11-2014	45,200,000	45,200,000
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Miscellaneous Revenue)	1.00	5-1-2015	3,000,000	3,016,335

				48,216,335

Variable Rate Demand Note ø: 0.24%
Richland County ND Recovery Zone Project Series 2010C (Industrial Development Revenue, CoBank LOC)	0.07	11-1-2028	8,815,000	8,815,000

Ohio: 2.62%

Other Municipal Debt: 0.17%
Ohio Common Schools Series 2009-C (GO)	5.00	9-15-2014	6,000,000	6,036,381

12	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 2.45%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.09%	1-1-2038	$56,660,000	$56,660,000
Ohio Air Quality Development Authority Series 2014A (Industrial Development Revenue)	0.09	12-1-2038	12,000,000	12,000,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.11	12-1-2043	2,200,000	2,200,000
Ohio Turnpike Commission Junior Lien Revenue Bond Series 2013A-2 Deutsche Bank Spears Lifers Trust Series DBE-1280 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.11	2-15-2043	14,900,000	14,900,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Scotia Bank LOC)	0.24	9-1-2015	2,810,000	2,810,000

				88,570,000

Oklahoma: 0.45%

Variable Rate Demand Notes ø: 0.45%
Oklahoma Turnpike Authority Series 2006-B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-37 (Transportation Revenue, Royal Bank of Canada LOC) 144A	0.06	12-1-2014	16,000,000	16,000,000
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase & Company SPA)	0.07	1-1-2028	200,000	200,000

				16,200,000

Other: 4.08%

Variable Rate Demand Notes ø: 4.08%
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	2-15-2028	94,466,000	94,466,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	4-1-2019	28,780,000	28,780,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.07	12-15-2045	7,900,000	7,900,000
FHLMC Multifamily Municipal Securities Series MO27 Class A (Housing Revenue, FHLMC LIQ)	0.07	10-15-2029	16,215,000	16,215,000

				147,361,000

Pennsylvania: 5.21%

Variable Rate Demand Notes ø: 5.21%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series 2010C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-29 (Health Revenue, Royal Bank of Canada LOC) 144A	0.06	12-1-2015	7,000,000	7,000,000
Allegheny County PA IDA Oakland Catholic High School Project Series 2012 (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	8-1-2032	6,590,000	6,590,000
Berks County PA The Reading Hospital & Medical Center Project Series 2012D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Health Revenue, Royal Bank of Canada LOC) 144A	0.06	11-1-2035	15,000,000	15,000,000
Bethlehem PA Area School District Authority Project Series 2010 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-31 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.06	12-29-2014	6,000,000	6,000,000

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.06%	6-1-2035	$7,575,000	$7,575,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-28 (GO, Royal Bank of Canada LOC) 144A	0.06	12-12-2014	10,270,000	10,270,000
Montgomery County PA IDA New Regional Medical Center PFOTER Project Series 4674 (Health Revenue, FHA Insured, Bank of America NA LIQ) 144A	0.11	8-1-2038	13,945,000	13,945,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.10	2-1-2018	6,400,000	6,400,000
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1004 (Education Revenue, Bank of America NA LIQ) 144A	0.26	5-31-2015	64,895,000	64,895,000
Pennsylvania Housing Finance Agency Series 2004 (GO, PNC Bank NA SPA)	0.05	1-1-2034	14,610,000	14,610,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.23	6-1-2028	8,300,000	8,300,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 ROC RR-II-R-11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) 144A	0.21	12-1-2023	5,000,000	5,000,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006B JPMorgan Chase PUTTER Series 1970 (Lease Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.18	12-1-2014	2,970,000	2,970,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006B JPMorgan Chase PUTTER Series 3498Z (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.18	6-1-2015	3,540,000	3,540,000
Philadelphia PA School District Series A Branch Banking & Trust Municipal Trust Series 2004 (GO, Branch Banking & Trust LIQ) 144A	0.07	1-4-2029	10,260,000	10,260,000
Westmoreland County PA Municipal Authority Service Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1171 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.11	8-15-2037	5,770,000	5,770,000

				188,125,000

Rhode Island: 0.16%

Variable Rate Demand Note ø: 0.16%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.11	9-1-2020	5,800,000	5,800,000

South Carolina: 2.29%

Other Municipal Debt: 1.79%
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.13	8-13-2014	10,852,000	10,852,000
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.13	8-14-2014	14,299,000	14,299,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	9-2-2014	12,200,000	12,200,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	9-2-2014	24,300,000	24,300,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	9-2-2014	2,900,000	2,900,000

				64,551,000

Variable Rate Demand Notes ø: 0.50%
Charleston SC Waterworks & Sewer System Series 2010 Clipper Tax-Exempt Certificate Series 2014-1A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.06	1-1-2041	5,000,000	5,000,000

14	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.05%	6-1-2035	$2,075,000	$2,075,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC LIQ)	0.06	6-1-2046	4,680,000	4,680,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	11-1-2029	4,505,000	4,505,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.05	11-1-2034	1,870,000	1,870,000

				18,130,000

South Dakota: 0.18%

Variable Rate Demand Note ø: 0.18%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	2-15-2031	6,495,000	6,495,000

Tennessee: 1.82%

Variable Rate Demand Notes ø: 1.82%
Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.05	6-1-2036	1,000,000	1,000,000
Blount County TN Public Building Authority Series E-5-B (Miscellaneous Revenue, Branch Banking & Trust LOC, Municipal Government Guaranty Insured)	0.05	6-1-2042	4,600,000	4,600,000
Chattanooga TN Electric Power Board Series 2008-A (Utilities Revenue, Branch Banking & Trust LIQ)	0.08	3-1-2016	12,450,000	12,450,000
Chattanooga TN Health Education Housing Facilities Series 2013A Catholic Health Initiatives Deutsche Bank Spears Lifers Trust Series DBE 1268 (Health Revenue, Deutsche Bank LIQ) 144A	0.13	1-1-2045	5,000,000	5,000,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.10	9-1-2018	5,480,000	5,480,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.08	7-1-2034	28,540,000	28,540,000
Nashville & Davidson Counties TN Metropolitan Government Series 2005C Clipper Tax-Exempt 2009-23 (GO, State Street Bank & Trust Company LIQ)	0.06	2-1-2016	4,420,000	4,420,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.05	6-1-2035	4,365,000	4,365,000

				65,855,000

Texas: 10.13%

Other Municipal Debt: 3.40%
Dallas TX Area Rapid Transit Senior Subordinate Lien Series 1 (Tax Revenue)	0.09	8-14-2014	7,200,000	7,200,000
North East Independent School District Texas Series 2004 (GO)	5.25	8-1-2014	7,755,000	7,755,000
Texas PFA Series 2003 (Miscellaneous Revenue)	0.05	8-5-2014	14,390,000	14,390,000
Texas TRAN Series 2013 (Miscellaneous Revenue)	0.17	8-28-2014	93,430,000	93,556,030

				122,901,030

Variable Rate Demand Notes ø: 6.73%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.06	9-1-2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredericksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC LIQ)	0.07	9-1-2036	11,735,000	11,735,000

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue)	0.13%	7-1-2022	$4,900,000	$4,900,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	10-1-2018	15,000,000	15,000,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.07	3-1-2032	10,470,000	10,470,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	2-15-2032	5,090,000	5,090,000
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, AGM Insured) 144A	0.06	6-1-2027	10,000,000	10,000,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.06	11-1-2041	5,000,000	5,000,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.12	12-1-2023	7,100,000	7,100,000
Mission TX Economic Development Corporation Solid Waste Disposal Project Series 2007 (Solid Waste Revenue, Bank of America NA LOC)	0.10	4-1-2022	18,500,000	18,500,000
North TX Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.07	1-1-2048	2,440,000	2,440,000
Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.06	8-1-2041	7,385,000	7,385,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.20	2-1-2035	1,680,000	1,680,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.07	6-1-2041	50,000,000	50,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.07	3-1-2042	32,500,000	32,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue)	0.07	7-1-2029	11,700,000	11,700,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.07	3-1-2039	9,000,000	9,000,000
Texas Department of Housing & Community Affairs Costa Ibiza Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.06	8-1-2041	13,220,000	13,220,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank Spears Lifers Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.26	12-15-2032	9,000,000	9,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.36	12-15-2026	5,935,138	5,935,138
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.15	8-15-2029	8,275,000	8,275,000

				242,930,138

Utah: 1.61%

Variable Rate Demand Notes ø: 1.61%
Salt Lake County UT Research Facilities Huntsman Cancer Foundation Series 2013-A-2 Merrill Lynch Series MT-847 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.13	12-1-2033	15,300,000	15,300,000

16	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Weber County UT Hospital IHC Health Services Series 2000A (Health Revenue, Bank of New York Mellon SPA)	0.06%	2-15-2031	$16,300,000	$16,300,000
Weber County UT Hospital IHC Health Services Series 2000C (Health Revenue, Bank of New York Mellon SPA)	0.06	2-15-2035	16,800,000	16,800,000
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC LIQ)	0.07	12-1-2034	9,675,000	9,675,000

				58,075,000

Vermont: 0.45%

Variable Rate Demand Notes ø: 0.45%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008A (Health Revenue, TD Bank NA LOC)	0.05	10-1-2028	1,880,000	1,880,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.05	7-1-2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007A (Health Revenue, TD Bank NA LOC)	0.05	10-1-2034	9,405,000	9,405,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004A (Health Revenue, TD Bank NA LOC)	0.05	10-1-2029	1,780,000	1,780,000

				16,205,000

Virginia: 0.86%

Variable Rate Demand Notes ø: 0.86%
Fairfax County VA IDA Inova Health System Project Series 2012C (Health Revenue) (i)	0.14	5-15-2042	18,170,000	18,170,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.05	12-1-2033	3,350,000	3,350,000
Norfolk VA EDA Sentara Healthcare Series 2010B (Health Revenue) (i)	0.18	11-1-2034	4,955,000	4,955,000
Norfolk VA EDA Sentara Healthcare Series 2010C (Health Revenue) (i)	0.18	11-1-2034	4,685,000	4,685,000

				31,160,000

Washington: 1.68%

Variable Rate Demand Notes ø: 1.68%
King County WA Sewer Revenue Bonds 2007 Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.06	1-1-2039	17,890,000	17,890,000
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008B (Miscellaneous Revenue, Bank of America NA LOC)	0.14	5-1-2028	2,525,000	2,525,000
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008A (Miscellaneous Revenue, Bank of America NA LOC) 144A	0.16	5-1-2015	520,000	520,000
Washington EDFA Solid Waste Disposal Cleanscapes Incorporated Project Series 2009 (Resource Recovery Revenue, Bank of America NA LOC)	0.11	2-12-2019	26,450,000	26,450,000
Washington Health Care Facilities Authority MultiCare Health System Series 2009A Deutsche Bank Spears Lifers Trust Series DBE-109 (Health Revenue, Deutsche Bank LIQ) 144A	0.13	8-15-2044	3,375,000	3,375,000
Washington Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.07	7-1-2044	4,250,000	4,250,000
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.07	6-1-2032	5,775,000	5,775,000

				60,785,000

Portfolio of investments—July 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 3.81%

Other Municipal Debt : 0.76%
Milwaukee WI Promissory Notes Cash Flow Series 2014-R1 (GO)	1.00%	12-23-2014	$25,000,000	$25,087,805
Wisconsin Rural Water Construction Loan Program BAN Series 2013 (Water & Sewer Revenue)	1.00	9-1-2014	2,250,000	2,251,368

				27,339,173

Variable Rate Demand Notes ø: 3.05%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.07	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010B (Industrial Development Revenue, Associated Bank NA LOC)	0.05	1-1-2027	2,850,000	2,850,000
PFA Wisconsin Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.06	9-1-2036	7,800,000	7,800,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	5-1-2020	26,755,000	26,755,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2013A Deutsche Bank Spears Lifers Trust Series DBE-1191 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	4-15-2035	4,000,000	4,000,000
Wisconsin HEFA Upland Hills Health Incorporated Series 2006C (Health Revenue, U.S. Bank NA LOC)	0.08	5-1-2036	9,450,000	9,450,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.26	8-15-2034	20,310,740	20,310,740
Wisconsin Housing & EDA Series 2011A (Housing Revenue, PNC Bank NA SPA)	0.05	12-1-2043	8,990,000	8,990,000

				110,155,740

Wyoming: 0.05%

Variable Rate Demand Note ø: 0.05%
Lincoln County WY Pollution Control Exxon Project Series B (Industrial Development Revenue)	0.05	11-1-2014	1,800,000	1,800,000

Total Municipal Obligations (Cost $3,540,041,697)				3,540,041,697

Other: 0.17%
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ)	0.15	6-1-2040	6,000,000	6,000,000

Total Other (Cost $6,000,000)				6,000,000

Total investments in securities (Cost $3,546,041,697) *	98.17%	3,546,041,697
Other assets and liabilities, net	1.83	66,072,793

Total net assets	100.00%	$3,612,114,490

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security

%%	The security is issued on a when-issued basis securities.

##	All or a portion of this security has been segregated for when-issued.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: September 24, 2014

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: September 24, 2014